Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	HDB
Entity Registrant Name	HDFC BANK LTD
Entity Central Index Key	0001144967
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,326,128,420

CONSOLIDATED BALANCE SHEETS In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
ASSETS:
Cash and cash equivalents	$ 6,486.4	288,902.1	297,558.5
Term placements	2,291.2	102,049.4	58,166.3
Investments held for trading, at fair value	858	38,216.9	28,158.8
Investments available for sale, at fair value (includes restricted investments of Rs. 384,318.2 and Rs. 535,694.2 (US $ 12,027.3 ), respectively)	14,115.5	628,704.9	481,398.8
Securities purchased under agreements to resell		0	20,000
Loans (net of allowance of Rs. 23,760.6 and Rs. 25,894.3 (US $ 581.4), respectively)	36,435.9	1,622,856	1,297,180.4
Accrued interest receivable	443.5	19,752.6	13,767.3
Property and equipment, net	513.7	22,881.2	22,302.8
Intangible assets, net	143.8	6,402.9	8,961.5
Goodwill	1,682.5	74,937.9	74,937.9
Other assets	2,593.6	115,532.4	114,088.1
Total assets	65,564.1	2,920,236.3	2,416,520.4
Liabilities:
Interest-bearing deposits	36,355.7	1,619,283.6	1,301,046
Non-interest-bearing deposits	10,391.7	462,845.4	371,354.3
Total deposits	46,747.4	2,082,129	1,672,400.3
Securities sold under repurchase agreements	1,347.1	60,000	0
Short-term borrowings	1,721.7	76,686.7	98,165
Accrued interest payable	622.9	27,746	19,964.2
Long-term debt	2,094.5	93,287.2	75,854.4
Accrued expenses and other liabilities	5,221.3	232,557.6	243,682.3
Total liabilities	57,754.9	2,572,406.5	2,110,066.2
Commitments and contingencies (see note 26)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,288,716,360 shares and 2,326,128,420 shares, as of March 31, 2010 and March 31, 2011, respectively (see note 1)	104.4	4,652.2	4,577.4
Additional paid-in capital	5,284.6	235,377.9	223,784.9
Retained earnings	1,615.3	71,946.1	47,059.1
Statutory reserve	903.2	40,228	30,359
Accumulated other comprehensive income (loss)	(128.3)	(5,712.5)	(198.7)
Total HDFC Bank Limited shareholders' equity	7,779.2	346,491.7	305,581.7
Noncontrolling interest in subsidiaries	30	1,338.1	872.5
Total shareholders' equity	7,809.2	347,829.8	306,454.2
Total liabilities and shareholders' equity	$ 65,564.1	2,920,236.3	2,416,520.4

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Investments available for sale, at fair value, restricted investments	$ 12,027.3	535,694.2	384,318.2
Loans, allowance	$ 581.4	25,894.3	23,760.6
Equity shares, par value		2	2
Equity shares, authorized	2,750,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,326,128,420	2,326,128,420	2,288,716,360
Equity shares, outstanding	2,326,128,420	2,326,128,420	2,288,716,360

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR		Mar. 31, 2011 Per ADS information (where 1 ADS represents 3 shares) USD ( $)	Mar. 31, 2011 Per ADS information (where 1 ADS represents 3 shares) INR	Mar. 31, 2010 Per ADS information (where 1 ADS represents 3 shares) INR	Mar. 31, 2009 Per ADS information (where 1 ADS represents 3 shares) INR
Interest and dividend revenue:
Loans	$ 3,451.1		153,719.7		118,364.5		117,281.5
Trading securities	67.7		3,013.8		4,445.2		3,382.3
Available for sale securities	914.7		40,739.8		33,304.6		35,636.9
Other	107.3		4,778.7		2,537		2,696.1
Total interest and dividend revenue	4,540.8		202,252		158,651.3		158,996.8
Interest expense:
Deposits	1,801		80,216.3		69,854		76,748.1
Short-term borrowings	120.3		5,357.1		1,420.4		5,799.6
Long-term debt	184.7		8,224.9		6,052.6		3,490.3
Other	1.2		51.4		393		76.9
Total interest expense	2,107.2		93,849.7		77,720		86,114.9
Net interest revenue	2,433.6		108,402.3		80,931.3		72,881.9
Provision for credit losses	216		9,621.9		18,193.9		20,394.9
Net interest revenue after provision for credit losses	2,217.6		98,780.4		62,737.4		52,487
Non-interest revenue, net:
Fees and commissions	869.3		38,718.9		30,469.3		25,672.1
Trading securities gain/(loss), net	(13.4)		(598.3)		100.2		1,114.2
Realized gain on sales of available for sale securities, net	8.4		375.7		4,574.9		2,939.9
Other than temporary impairment losses on available for sale securities	(4.2)		(186.7)		(445.5)		(112.4)
Foreign exchange transactions	275.8		12,283.4		5,091.6		4,703.9
Derivatives gain/(loss), net	(87)		(3,873.8)		2,911		(2,063.8)
Other, net	2.2		96.2		198.2		1,349.1
Total non-interest revenue, net	1,051.1		46,815.4		42,899.7		33,603
Total revenue, net	3,268.7		145,595.8		105,637.1		86,090
Non-interest expense:
Salaries and staff benefits	850.1		37,865.6		31,665.9		29,169
Premises and equipment	278.8		12,419.8		11,033.2		8,650.7
Depreciation and amortization	115.4		5,138.6		4,133.7		3,731.4
Administrative and other	547.5		24,387.6		17,808.6		18,332.8
Amortization of intangible assets	57.4		2,558.6		3,769.5		3,271
Total non-interest expense	1,849.2		82,370.2		68,410.9		63,154.9
Income before income tax expense	1,419.5		63,225.6		37,226.2		22,935.1
Income tax expense	487.2	[1]	21,698.3	[1]	12,338.4	[1]	7,737.4	[1]
Net income before noncontrolling interest	932.3		41,527.3		24,887.8		15,197.7
Less: Net income attributable to noncontrolling interest	7.4		330.4		317.1		93.4
Net income attributable to HDFC Bank Limited	$ 924.9		41,196.9		24,570.7		15,104.3
Per share information:
Earnings per share-basic	$ 0.4		17.84		11.26		7.28		$ 1.2	53.52	33.78	21.84
Earnings per share-diluted	$ 0.39		17.59		11.12		7.24		$ 1.17	52.77	33.36	21.72

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR
Cash flows from operating activities:
Net income before noncontrolling interest	$ 932.3		41,527.3		24,887.8		15,197.7
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	216		9,621.9		18,193.9		20,394.9
Depreciation and amortization	115.4		5,138.6		4,133.7		3,731.4
Amortization of intangibles	57.4		2,558.6		3,769.5		3,271
Amortization of deferred acquisition costs	89.5		3,986.7		3,664.3		3,671.2
Amortization of premium (discount) on investments	38.1		1,698.5		3,760.6		4,215.3
Other than temporary impairment of investment	4.2		186.7		445.5		112.4
Provision for deferred income taxes	(27.1)	[1]	(1,207.1)	[1]	(1,318.3)	[1]	(1,574.7)	[1]
Share-based compensation expense	76.5		3,407.7		3,580.6		1,971.9
(Gain) loss on securitization of loans							(1,182.9)
Net realized (gain) loss on sale of available for sale securities	(8.4)		(375.7)		(4,574.9)		(2,939.9)
(Gain) loss on disposal of property and equipment, net	0.2		8.8		(37.9)		(39.9)
Exchange (gain) loss	10.9		485		1,517.4
Net change in:
Investments held for trading	(225.7)		(10,058.1)		7,227.4		78,171.6
Accrued interest receivable	(134.4)		(5,987)		(525.3)		342.7
Other assets	57.4		2,563.2		29,916.1		(56,007.4)
Accrued interest payable	174.8		7,783.3		(13,261.7)		14,134
Accrued expense and other liabilities	(251.8)		(11,221.8)		27,685.7		42,707.1
Net cash provided by operating activities	1,125.3		50,116.6		109,064.4		126,176.4
Cash flows from investing activities:
Net change in term placements	(986.2)		(43,925.1)		(23,646)		(19,236.9)
Activity in available for sale securities:
Purchases	(8,216.8)		(365,974.2)		(231,417.2)		(240,626.4)
Proceeds from sales	722.4		32,172.5		162,692.6		121,835.6
Maturities, prepayments and calls	3,968.1		176,740.8		82,571.4		100,268.4
Net change in repurchase options and reverse repurchase options	1,796.1		80,000		5,497.2		(67,091.5)
Proceeds from loans securitized							22,595
Loans purchased	(1,461)		(65,074.6)		(72,747.8)		(54,244.6)
Repayments on loans purchased	634.2		28,245.7		23,836.4		19,307.6
Increase in loans originated, net of principal collections	(6,805.5)		(303,115.8)		(284,839.6)		(129,660.7)
Additions to property and equipment	(131)		(5,836.1)		(5,978.6)		(6,880.5)
Proceeds from sale or disposal of property and equipment	2		90.8		123.8		117.6
Cash on acquisition of CBoP, net							20,567.5
Net cash used in investing activities	(10,477.7)		(466,676)		(343,907.8)		(233,048.9)
Cash flows from financing activities:
Net increase in deposits	9,200.6		409,794.4		246,365		212,222.8
Net increase (decrease) in short-term borrowings	(475.7)		(21,185.6)		70,763.3		(102,832.5)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	2.6		113.7
Proceeds from issuance of long-term debt	509.4		22,687.8		10,201		24,284.7
Repayment of long-term debt	(119.3)		(5,312.5)		(936.8)		(4,058.8)
Proceeds from issuance of equity shares for options exercised	185.9		8,281.6		5,559.7		794
Proceeds from issuance of shares
Proceeds from issuance of warrants/equity shares on exercise of warrants					36,080.5		4,009.2
Payment of dividends and dividend tax	(144.6)		(6,440.9)		(4,985.8)		(3,530.5)
Net cash provided by financing activities	9,158.9		407,938.5		363,046.9		130,888.9
Effect of exchange rate changes on cash and cash equivalents	(0.8)		(35.5)		(1,869.4)
Net change in cash and cash equivalents	(194.3)		(8,656.4)		126,334.1		24,016.4
Cash and cash equivalents, beginning of year	6,680.7		297,558.5		171,224.4		147,208
Cash and cash equivalents, end of year	6,486.4		288,902.1		297,558.5		171,224.4
Supplementary cash flow information:
Interest paid	1,932.4		86,067.9		90,981.1		71,980.9
Income taxes paid	521		23,206		14,526.2		18,674.2
Non-cash investment activities
Payable for purchase of property and equipment	12		533.9		221.9		327.6
On acquisition of CBoP by stock-for-stock exchanges
Non-cash assets acquired at fair value							321,205
Liabilities assumed at fair value							239,003.1
Net							82,201.9
Non-cash financing activities
Stocks issued in connection with acquisition of CBoP							100,469.5

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data	Total USD ( $)	Total INR	Equity Share USD ( $)	Equity Share INR	Additional Paid In Capital USD ( $)	Additional Paid In Capital INR	Retained Earnings USD ( $)	Retained Earnings INR	Statutory Reserve USD ( $)	Statutory Reserve INR	Accumulated Other Comprehensive Income (loss) USD ( $)	Accumulated Other Comprehensive Income (loss) INR	Total HDFC Bank Limited Shareholders Equity USD ( $)	Total HDFC Bank Limited Shareholders Equity INR	Noncontrolling interest USD ( $)	Noncontrolling interest INR	Comprehensive Income USD ( $)	Comprehensive Income INR
Beginning Balance at Mar. 31, 2008		119,707.3		3,544.3		70,675.5		31,065.7		15,193.7		(1,233.9)		119,245.3		462
Beginning Balance (in shares) at Mar. 31, 2008				1,772,164,600
Shares issued upon exercise of options (in shares)		4,340,500		5,336,165
Shares issued upon exercise of options		794		10.7		783.3								794
Shares issued in connection with acquisition of CBoP (in shares)				349,419,780
Shares issued in connection with acquisition of CBoP		102,146.6		698.8		101,447.8								102,146.6
Share-based compensation		1,971.9				1,971.9								1,971.9
Dividends, including dividend tax		(3,530.5)						(3,530.5)						(3,530.5)
Transfer to statutory reserve								(7,793.6)		7,793.6
Proceed from issue of warrants		4,009.2				4,009.2								4,009.2
Net income		15,197.7						15,104.3						15,104.3		93.4		15,197.7
Unrealized gain reclassified to earnings [net of tax Rs. (320.7) in 2011, Rs.(1,528.0) in 2010 and Rs. (51.8) in 2009 ]		(100.6)										(100.6)		(100.6)				(100.6)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (2,402.1) in 2011, Rs.(2,955.3) in 2010 and Rs.5,021.8 in 2009]		9,857.5										9,857.5		9,857.5				9,857.5
Comprehensive income																		24,954.6
Comprehensive income attributable to HDFC Bank Limited																		24,861.2
Comprehensive income attributable to Noncontrolling interest																		93.4
Total Comprehensive income																		24,954.6
Ending Balance at Mar. 31, 2009		250,053.1		4,253.8		178,887.7		34,845.9		22,987.3		8,523		249,497.7		555.4
Ending Balance (in shares) at Mar. 31, 2009				2,126,920,545
Shares issued upon exercise of warrants (in shares)				131,001,100
Shares issued upon exercise of warrants		36,080.5		262		35,818.5								36,080.5
Shares issued upon exercise of options (in shares)		23,883,500		30,794,715
Shares issued upon exercise of options		5,559.7		61.6		5,498.1								5,559.7
Share-based compensation		3,580.6				3,580.6								3,580.6
Dividends, including dividend tax		(4,985.8)						(4,985.8)						(4,985.8)
Transfer to statutory reserve								(7,371.7)		7,371.7
Net income		24,887.8						24,570.7						24,570.7		317.1		24,887.8
Unrealized gain reclassified to earnings [net of tax Rs. (320.7) in 2011, Rs.(1,528.0) in 2010 and Rs. (51.8) in 2009 ]		(3,072)										(3,072)		(3,072)				(3,072)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (2,402.1) in 2011, Rs.(2,955.3) in 2010 and Rs.5,021.8 in 2009]		(5,634.3)										(5,634.3)		(5,634.3)				(5,634.3)
Foreign currency translation reserve		(15.4)										(15.4)		(15.4)				(15.4)
Comprehensive income																		16,166.1
Comprehensive income attributable to HDFC Bank Limited																		15,849
Comprehensive income attributable to Noncontrolling interest																		317.1
Total Comprehensive income																		16,166.1
Ending Balance at Mar. 31, 2010		306,454.2		4,577.4		223,784.9		47,059.1		30,359		(198.7)		305,581.7		872.5
Ending Balance (in shares) at Mar. 31, 2010				2,288,716,360
Shares issued upon exercise of options (in shares)	34,645,250			37,412,060
Shares issued upon exercise of options		8,281.6		74.8		8,206.8								8,281.6
Share-based compensation		3,407.7				3,407.7								3,407.7
Dividends, including dividend tax		(6,440.9)						(6,440.9)						(6,440.9)
Change in ownership interest in subsidiary						(21.5)								(21.5)		21.5
Shares issued to non - controlling interest		113.7														113.7
Transfer to statutory reserve								(9,869)		9,869
Net income	932.3	41,527.3						41,196.9						41,196.9		330.4		41,527.3
Unrealized gain reclassified to earnings [net of tax Rs. (320.7) in 2011, Rs.(1,528.0) in 2010 and Rs. (51.8) in 2009 ]		(644.8)										(644.8)		(644.8)				(644.8)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (2,402.1) in 2011, Rs.(2,955.3) in 2010 and Rs.5,021.8 in 2009]		(4,832.9)										(4,832.9)		(4,832.9)				(4,832.9)
Foreign currency translation reserve		(36.1)										(36.1)		(36.1)				(36.1)
Comprehensive income																	808.6	36,013.5
Comprehensive income attributable to HDFC Bank Limited																		35,683.1
Comprehensive income attributable to Noncontrolling interest																		330.4
Total Comprehensive income																	808.6	36,013.5
Ending Balance at Mar. 31, 2011	$ 7,809.2	347,829.8	$ 104.4	4,652.2	$ 5,284.6	235,377.9	$ 1,615.3	71,946.1	$ 903.2	40,228	$ (128.3)	(5,712.5)	$ 7,779.2	346,491.7	$ 30	1,338.1
Ending Balance (in shares) at Mar. 31, 2011			2,326,128,420

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (INR) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Unrealized gain reclassified to earnings, tax	(320.7)	(1,528)	(51.8)
Change in the unrealized net (loss) gain on available for sale securities, tax	(2,402.1)	(2,955.3)	5,021.8

The Bank	12 Months Ended
Mar. 31, 2011
The Bank

1. The Bank

HDFC Bank Limited (the “Bank”) was incorporated in August 1994 with its registered office in Mumbai, India. The Bank is a banking company governed by India’s Banking Regulations Act, 1949. The Bank’s shares are listed on the Bombay Stock Exchange Ltd. and The National Stock Exchange of India Ltd., its ADSs are listed on the New York Stock Exchange and its GDRs are listed on the Luxembourg Stock Exchange.

The Bank’s largest shareholder is Housing Development Finance Corporation Limited (“HDFC Limited”), which, along with its subsidiaries, owns 23.4% of the Bank’s equity as of March 31, 2011. The remainder of the Bank’s equity is widely held by the public and by foreign and Indian institutional investors.

By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs.2.0 each. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. 1 ADS continues to represent 3 shares.

The Bank had in June 2008 issued 131,001,100 warrants convertible into an equivalent number of equity shares to HDFC Limited on a preferential basis at a rate of Rs. 306.03 each on terms and conditions that the warrants be exercised on or before December 2, 2009. HDFC Limited exercised its rights. The Bank allotted 131,001,100 equity shares to HDFC Limited on November 30, 2009.

The Bank’s principal business activities are retail banking, wholesale banking and treasury services. The Bank’s retail banking division provides a variety of deposit products as well as loans, credit cards, debit cards, third-party mutual funds and insurance, investment advisory services, depositary services, trade finance, foreign exchange and derivative services and sale of gold bars. Through its wholesale banking operations, the Bank provides loans, deposit products, documentary credits, guarantees, bullion trading, foreign exchange, and derivative products. It also provides cash management services, clearing and settlement services for stock exchanges, tax and other collections for the government, custody services for mutual funds and correspondent banking services. The Bank’s treasury group manages its debt securities and money market operations and its foreign exchange and derivative products.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2011
Summary of significant accounting policies

2. Summary of significant accounting policies

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary under Financial Accounting Standard Board Accounting Standard Codification “FASB ASC” Topic 810 “Consolidations”. All significant inter-company accounts and transactions are eliminated on consolidation.

b. Basis of presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulations Act and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences insofar as they relate to the Bank include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred income taxes, stock-based compensation, employee benefits, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes.

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation and impairment assessment of goodwill.

d. Cash and cash equivalents

The Bank considers all highly liquid financial instruments, which are readily convertible into cash and have original maturities of three months or less on the date of purchase, to be cash equivalents.

e. Customer acquisition costs

Customer acquisition costs principally consist of commissions paid to third party referral agents who obtain retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

f. Investments in securities

Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt and equity securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.

Credit substitute securities typically consist of commercial paper and short-term debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in Note 9 and on concentrations of credit risk in Note 13.

All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.

Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in earnings.

Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.

Equity securities with readily determinable fair values and all debt securities that are not classified as HTM or HFT are classified as available for sale (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.

Where management determines that an HTM security’s credit rating has been irrevocably downgraded, and continued holding to maturity is likely to result in increased losses, it transfers the security to AFS or sells the security at the best available price.

Transfers between categories are recorded at fair value on the date of the transfer.

g. Impairment of securities

Declines in the fair values of held to maturity and available for sale securities below their carrying value that are other than temporary are reflected in earnings as realized losses, based on management’s best estimate of the fair value of the investment. The Bank identifies other than temporary declines based on an evaluation of all significant factors, including the length of time and extent to which fair value is less than carrying value and the financial condition and economic prospects of the issuer. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increases and where the Bank has the ability and intent to hold the security until the forecasted recovery.

h. Loans

The Bank grants retail and wholesale loans to customers.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses.

Interest is accrued on the unpaid principal balance and is included in interest income. Loans are placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured for which interest income is recognized when received. Loans are placed on “non-accrual” status when interest or principal payments are one quarter past due.

i. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific and unallocated allowances.

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due, the nature of the security available and loan to value ratios. The loans are charged off against allowances at defined delinquency levels.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the expected amount of losses inherent in such product. In making such estimates, among other factors considered, the Bank stratifies such loans based on the number of days past due and takes into account historical losses for such product, the nature of security available and loan to value ratios.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance cannot be recovered. Subsequent recoveries, if any, are adjusted to income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer in the aggregate for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed.

In light of the significant growth in the size and diversity of its wholesale loan portfolio, the Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

j. Sales/transfer of receivables

The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the SPE route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to special purpose entities (SPEs), formerly qualifying special purpose entities (QSPEs) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.

Effective April 1, 2010, upon adoption of ASU 2009-16, the Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE.

Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.

Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

k. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets.

l. Impairment or disposal of tangible long-lived assets

Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

m. Income tax

Income tax expense/benefit consists of the current tax provision and the net change in the deferred tax asset or liability in the year.

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Under FASB ASC 740, income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

n. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received. The Bank generally does not charge upfront loan origination fees. Nominal application fees are charged which offset the related costs incurred.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment, provided the amounts are collectible.

Dividends are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

o. Foreign currency transactions

The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income.

For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated OCI.

p. Stock-based compensation

The fair value of stock-based compensation is estimated on the date of each grant based on a pricing model. For further information, see note 21.

q. Debt issuance costs

Issuance costs of long-term debt are amortized over the tenure of the debt.

r. Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in Note 29.

s. Segment information

The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in Note 25.

t. Derivative financial instruments

The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income in the period of change.

The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.

The Bank enters into rupee interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically lays these off in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

u. Business combination

The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair values of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact our future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

v. Goodwill and other intangibles

Goodwill arising from a business combination is not amortized but is tested for impairment in accordance with FASB ASC 350-20 ‘Goodwill’. Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Intangible assets consist of branch network representing contractual and non-contractual customer relationships, customer list, core deposit intangible and favorable leases. These are amortized over their estimated useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	15	Straight-line

w. Recently adopted accounting standards

In June 2009, FASB issued guidance on Accounting for Transfers of Financial Assets, an amendment of FASB Statement No. 140 (now incorporated into ASC 860, Transfers and Servicing). It eliminates the concept of a “qualifying special-purpose entity”(QSPEs), changes the requirements for derecognizing financial assets, and requires additional disclosures. The Bank adopted this guidance effective April 1, 2010. The adoption of this guidance did not have any impact on the Bank’s consolidated financial statement.

In June 2009, FASB issued amendments to the FASB Interpretation now incorporated into ASC 810, Consolidation. This codification details three key changes to the consolidation model. First, former QSPEs will now be included in the scope of ASC 810. In addition, FASB has changed the method of analyzing which party to a variable interest entity (VIE) should consolidate the VIE (known as the primary beneficiary) to a qualitative determination of which party to the VIE has “power” combined with potentially significant benefits or losses, instead of the current quantitative risks and rewards model. The entity that has power has the ability to direct the activities of the VIE that most significantly impact the VIE’s economic performance. Finally, the new standard requires that the primary beneficiary analysis be re-evaluated whenever circumstances change. The previous guidance required reconsideration of the primary beneficiary only when specified reconsideration events occurred. The Bank adopted the provisions of this codification effective April 1, 2010. The adoption of this ASC did not have any impact on the Bank’s consolidated financial position, results of operation and cash flows.

In January 2010, FASB issued ASU 2010-06 Improving Disclosures about Fair Value Measurements and Disclosures. This ASU requires disclosing the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. The disclosures are effective for reporting periods beginning after December 15, 2009. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010. This ASU requires only additional disclosures. The Bank adopted the provisions of disclosing significant transfers in and out of Level 1 and Level 2 effective April 1, 2010. The Bank will adopt disclosures of the gross purchases, sales, issuance and settlements activity in Level 3 fair value measurements from April 1, 2011. The adoption of this ASC did not have any impact on the Bank’s consolidated financial position, results of operation and cash flows.

In July 2010, FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This ASU requires additional disclosures about a Company’s allowance for credit losses and the credit quality of the loan portfolio. The additional disclosures include a roll forward of the allowance for credit loss on a disaggregated basis and more information, by type of receivable, on credit quality indicators including aging and troubled debt restructurings as well as significant purchases and sales. The guidance contained in this update is effective for interim and annual reporting periods ending on or after December 15, 2010. This new accounting guidance does not change the accounting model, and accordingly, did not have an impact on the Bank’s consolidated financial position or results of operations. The additional disclosures required by this guidance are included in Note 11.

x. Recently issued accounting pronouncements not yet effective

In April 2011, Accounting Standards Update (ASU) 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring was issued effective for interim and annual periods beginning on or after June 15, 2011. ASU 2011-02 provides evaluation criteria for whether a restructuring constitutes a troubled debt restructuring. Additional disclosures around the nature and extent of modified finance receivables and their effect on the allowance for loan losses may be required under ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses for finance receivables meeting the definition of a troubled debt restructuring in ASU 2011-02. The adoption of ASU 2011-02 is not expected to have a material impact on the Bank’s consolidated financial position, results of operations and cash flows.

In April 2011, FASB issued new accounting guidance that addresses effective control in repurchase agreements and eliminates the requirement for entities to consider whether the transferor (i.e., seller) has the ability to repurchase the financial assets in a repurchase agreement. This new accounting guidance will be effective, on a prospective basis to new transactions or modifications for interim or annual periods beginning on or after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In May 2011, FASB issued ASU 2011-04 “Fair Value Measurement” which amends the fair value accounting guidance. The amendments clarify the application of the highest and best use and valuation premise concepts, preclude the application of blockage factors in the valuation of all financial instruments and include criteria for applying the fair value measurement principles to portfolios of financial instruments. The amendments additionally prescribe enhanced financial statement disclosures for Level 3 fair value measurements. The new amendments will be effective for interim or annual periods beginning on or after December 15, 2011. The Bank is currently assessing the impact of this guidance on the consolidated financial position and results of operations.

In June 2011, FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removes current presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This new accounting guidance will be effective for interim or annual periods beginning on or after December 15, 2011. Upon adoption of this guidance, the Bank will change the presentation of Comprehensive Income. The adoption of this guidance will not have any impact on the Bank’s consolidated financial position or results of operations.

In September 2011, FASB issued new Accounting Standards Update 2011-08, Testing Goodwill for Impairment, which amends the guidance in ASC 350-20. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations. The new Amendments will be effective for the interim or annual periods beginning on or after December 15, 2011.

y. Convenience translation

The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the year ended March 31, 2011 have been translated into U.S. dollars at U.S. $1.00 = Rs. 44.54 as published by Federal Reserve Board of New York on March 31, 2011. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.

Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2011
Goodwill and other intangible assets

3. Goodwill and other intangible assets

The Goodwill arising from a business combination is tested on an annual basis for impairment. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million for the year ended March 31, 2010 and the year ended March 31, 2011. The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2010 and March 31, 2011:

	As of March 31, 2010						As of March 31, 2011
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	2,578.9	Rs.	5,756.1	Rs.	8,335.0	Rs.	3,967.4	Rs.	4,367.6	US $	98.1
Customer list		2,710.0		2,517.0		193.0		2,710.0		2,710.0		—		—
Core deposit		4,414.0		1,638.6		2,775.4		4,414.0		2,520.7		1,893.3		42.5
Favorable leases		543.0		306.0		237.0		543.0		401.0		142.0		3.2

Total	Rs.	16,002.0	Rs.	7,040.5	Rs.	8,961.5	Rs.	16,002.0	Rs.	9,599.1	Rs.	6,402.9	US $	143.8

The aggregate amortization charged for the years ended March 31, 2009, March 31, 2010 and March 31, 2011 was Rs. 3,271.0 million, Rs. 3,769.5 million and Rs. 2,558.6 million respectively.

The estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

	As of March 31,
	2011		2011
	(in millions)
To be amortized during the twelve months ending March 31:
2012	Rs.	2,328.9	US $	52.3
2013		2,304.5		51.7
2014		1,538.5		34.5
2015		219.0		4.9
2016		7.0		0.2

Cash and cash equivalents	12 Months Ended
Mar. 31, 2011
Cash and cash equivalents

4. Cash and cash equivalents

Cash and cash equivalents as of March 31, 2010 and 2011 include balances of Rs.130,480.2 million and Rs. 221,028.6 million, respectively, maintained with the RBI to meet the Bank’s cash reserve ratio requirement. The Bank is required to maintain a specific percentage of its demand and time liabilities by way of a balance in a current account with the RBI. This is to maintain the solvency of the banking system. The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 70% of the required cash reserve ratio on any particular day.

Term placements	12 Months Ended
Mar. 31, 2011
Term placements

5. Term placements

Term placements consist of placements with banks and financial institutions in the ordinary course of business. These placements have original maturities for periods between 3 months and 15 years. This includes restricted term placements of Rs.99.6 million (US $ 2.2million) at March 31, 2011.

Investments	12 Months Ended
Mar. 31, 2011
Trading Securities
Investments

6. Investments, held for trading

The portfolio of trading securities as of March 31, 2010 and 2011 was as follows:

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	20,867.9	Rs.	1.0	Rs.	8.0	Rs.	20,860.9
Securities issued by Government of India sponsored institutions		442.4		3.6		0.3		445.7
Securities issued by state government sponsored institutions		354.3		15.0		0.3		369.0
Other corporate/financial institution bonds		500.0		22.1		—		522.1
Deposit Certificates issued by banks		5,892.5		—		—		5,892.5

Total debt securities		28,057.1		41.7		8.6		28,090.2
Equity securities		69.7		0.4		1.5		68.6

Total	Rs.	28,126.8	Rs.	42.1	Rs.	10.1	Rs.	28,158.8

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	14,222.6	Rs.	63.5	Rs.	0.3	Rs.	14,285.8
Securities issued by Government of India sponsored institutions		848.9		36.2		0.1		885.0
Other corporate/financial institution bonds		1,379.8		12.2		—		1,392.0
Deposit Certificates issued by banks		21,628.1		23.1		—		21,651.2

Total debt securities		38,079.4		135.0		0.4		38,214.0
Equity securities		3.0		—		0.1		2.9

Total	Rs.	38,082.4	Rs.	135.0	Rs.	0.5	Rs.	38,216.9

Total	US $	855.0	US $	3.0	US $	—	US $	858.0

Securities Available-for-Sale
Investments

7. Investments, available for sale

The portfolio of available for sale securities at March 31, 2010 and 2011 was as follows:

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	469,589.1	Rs.	2,744.2	Rs.	3,079.7	Rs.	469,253.6
Securities issued by Government of India sponsored institutions		928.2		59.7		—		987.9
State government securities		494.6		8.1		—		502.7
Securities issued by state government sponsored institutions		19.7		0.2		—		19.9
Credit substitutes (see note 9)		2,429.2		47.1		—		2,476.3
Other corporate/financial institution bonds		603.6		3.4		—		607.0

Debt securities, other than asset and mortgage-backed securities		474,064.4		2,862.7		3,079.7		473,847.4
Mortgage-backed securities		6,171.9		90.6		36.2		6,226.3
Asset-backed securities		662.8		19.4		—		682.2
Other securities		639.7		3.2		—		642.9

Total	Rs.	481,538.8	Rs.	2,975.9	Rs.	3,115.9	Rs.	481,398.8

Securities with gross unrealized losses							Rs.	241,461.1

Securities with gross unrealized gains								239,937.7

							Rs.	481,398.8

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	587,417.8	Rs.	113.7	Rs.	8,772.6	Rs.	578,758.9
Securities issued by Government of India sponsored institutions		290.6		6.0		—		296.6
State government securities		252.6		1.2		0.5		253.3
Securities issued by state government sponsored institutions		9.8		—		—		9.8
Credit substitutes (see note 9)		14,526.6		26.1		61.6		14,491.1
Other corporate/financial institution bonds		1,117.8		51.7		0.1		1,169.4
Certificate of Deposit		27,449.2		67.4		49.6		27,467.0

Debt securities, other than asset and mortgage-backed securities		631,064.4		266.1		8,884.4		622,446.1
Mortgage-backed securities		4,565.9		274.5		9.9		4,830.5
Asset-backed securities		831.9		13.9		2.4		843.4
Other securities		584.9		—		—		584.9

Total	Rs.	637,047.1	Rs.	554.5	Rs.	8,896.7	Rs.	628,704.9

Total	US $	14,302.8	US $	12.4	US $	199.7	US $	14,115.5

Securities with gross unrealized losses							Rs.	558,670.0
Securities with gross unrealized gains								70,034.9

							Rs.	628,704.9

							US $	14,115.5

AFS investments of Rs. 469,761.3 million and Rs. 579,017.2 million as of March 31, 2010 and March 31, 2011, respectively, are eligible for placement towards the Bank’s statutory liquidity ratio requirements. These balances are subject to withdrawal and usage restrictions, but may be freely traded by the Bank within those restrictions. Of these investments, Rs. 384,318.2 million as of March 31, 2010 and Rs.535,694.2 million (US $ 12,027.3 million) as of March 31, 2011, respectively, were kept as margins for clearing, collateral borrowing and lending obligation (CBLO) , real time gross settlement (RTGS), Reserve Bank of India and other financial institutions.

The Bank conducts a review each year to identify and evaluate investments that have indications of possible impairment. An investment in an equity or debt security is impaired if its fair value falls below its cost and the decline is considered other than temporary. Factors considered in determining whether a loss is temporary include length of time and extent to which fair value has been below cost, the financial condition and near-term prospects of the issuer, and whether the Bank intends to sell or will be required to sell the security until the forecasted recovery. The Bank evaluated the impaired investments and has fully recognized an expense of Rs. 112.4 million, Rs. 445.5 million and Rs. 186.7 million (US $4.2 million) as other than temporary impairment in fiscal year 2009, 2010 and 2011 respectively, because the Bank intends to sell the securities before recovery of their amortized cost. The Bank believes that the other unrealized losses on its investments in equity and debt securities as of March 31, 2011 are temporary in nature. The Bank’s review of impairment generally entails:

•	identification and evaluation of investments that have indications of possible impairment;

•	analysis of individual investments that have fair values of less than 95% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

•	analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment; and

•	documentation of the results of these analysis, as required under business policies.

As of March 31, 2010 and March 31, 2011, the Bank did not hold any debt securities with credit losses for which a portion of other-than-temporary impairment was recognized in other comprehensive income.

The gross unrealized losses and fair value of available for sale securities at March 31, 2010 is as follows:

	As of March 31, 2010
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	221,038.8	Rs.	2,605.4	Rs.	17,480.2	Rs.	474.3	Rs.	238,519.0	Rs.	3,079.7
State government securities		11.6		—		—		—		11.6		—
Securities issued by state government sponsored institutions		4.9		—		—		—		4.9		—

Debt securities		221,055.3		2,605.4		17,480.2		474.3		238,535.5		3,079.7
Mortgage-backed securities		2,925.6		36.2		—		—		2,925.6		36.2

Total	Rs.	223,980.9	Rs.	2,641.6	Rs.	17,480.2	Rs.	474.3	Rs.	241,461.1	Rs.	3,115.9

The gross unrealized losses and fair value of available for sale securities at March 31, 2011 was as follows:

	As of March 31, 2011
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	345,334.9	Rs.	3,702.2	Rs.	187,813.4	Rs.	5,070.4	Rs.	533,148.3	Rs.	8,772.6
State government securities		51.5		0.3		11.5		0.2		63.0		0.5
Securities issued by state government sponsored institutions		—		—		4.9		—		4.9		—
Credit substitutes (see note 9)		9,416.8		61.6		—		—		9,416.8		61.6
Corporate bonds		49.4		0.1		—		—		49.4		0.1
Certificate of Deposit		15,436.0		49.6		—		—		15,436.0		49.6

Debt securities		370,288.6		3,813.8		187,829.8		5,070.6		558,118.4		8,884.4
Mortgage-backed securities		387.1		9.9		—		—		387.1		9.9
Asset-backed securities		164.5		2.4		—		—		164.5		2.4

Total	Rs.	370,840.2	Rs.	3,826.1	Rs.	187,829.8	Rs.	5,070.6	Rs.	558,670.0	Rs.	8,896.7

Total	US $	8,326.0	US $	85.9	US $	4,217.1	US $	113.8	US $	12,543.1	US $	199.7

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2011 is set out below:

	As of March 31, 2011
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	159,965.7	Rs.	159,774.5	US $	3,587.2
Over one year through five years		303,746.0		298,800.7		6,708.6
Over five years through ten years		107,600.0		105,443.5		2,367.4
Over ten years		59,752.7		58,427.4		1,311.8

Total	Rs.	631,064.4	Rs.	622,446.1	US $	13,975.0

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2009		2010		2011		2011
	(In millions)

Gross realized gains on sale	Rs.	3,963.6	Rs.	5,691.3	Rs.	782.6	US $	17.5

Gross realized losses on sale		(1,023.7)		(1,116.4)		(406.9)		(9.1)

Realized gains (losses), net		2,939.9		4,574.9		375.7		8.4

Dividends and interest		35,636.9		33,304.6		40,739.8		914.7

Total	Rs.	38,576.8	Rs.	37,879.5	Rs.	41,115.5	US $	923.1

Held-to-maturity Securities
Investments

8. Investments, held to maturity

There were no HTM securities as of March 31, 2010 and March 31, 2011.

Under Indian GAAP, transfer from an HTM portfolio to an AFS portfolio is permitted by RBI regulations once every year and the Bank has made transfers in accordance with these regulations. However, the Bank has not established an HTM portfolio under US GAAP and therefore the investment classification made under US GAAP and Indian GAAP varies materially.

Credit substitutes	12 Months Ended
Mar. 31, 2011
Credit substitutes

9. Credit substitutes

Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair values of credit substitutes by type of instrument as of March 31, 2010 and March 31, 2011 were as follows:

	As of March 31,
	2010				2011
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	2,233.6	Rs.	2,279.2	Rs.	2,622.2	Rs.	2,584.3
Commercial paper		195.6		197.1		11,904.4		11,906.8

Total	Rs.	2,429.2	Rs.	2,476.3	Rs.	14,526.6	Rs.	14,491.1

					US $	326.1	US $	325.4

The Bank has no credit substitutes in the held to maturity category.

The fair values of credit substitutes have been analyzed as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Performing	Rs.	2,476.3	Rs.	14,491.1	US $	325.3
Impaired–gross balance		313.6		106.7		2.4
Less amounts provided for other than temporary impairments		313.6		106.7		2.4

Impaired credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	2,476.3	Rs.	14,491.1	US $	325.3

Impaired credit substitutes

	As of March 31,
	2010		2011		2011
	(In millions)
Gross impaired credit substitutes:
–on accrual status	Rs.	—	Rs.	—	US $	—
–on non-accrual status		313.6		106.7		2.4

Total	Rs.	313.6	Rs.	106.7	US $	2.4

Gross impaired credit substitutes by industry:
— Textiles & Garments	Rs.	—	Rs.	101.7	US $	2.3
— Drugs and Pharmaceuticals		313.6		5.0	US $	0.1

Total	Rs.	313.6	Rs.	106.7	US $	2.4

Average impaired credit substitutes	Rs.	156.8	Rs.	53.4	US $	1.2

Interest foregone on impaired credit substitutes	Rs.	—	Rs.	—	US $	—

Interest income recognized on impaired credit substitutes	Rs.	—	Rs.	—	US $	—

Interest income recognized on impaired credit substitutes on a cash basis	Rs.	—	Rs.	—	US $	—

As of March 31, 2011, the Bank has no additional funds committed to borrowers whose credit substitutes were impaired.

Repurchase and resell agreements	12 Months Ended
Mar. 31, 2011
Repurchase and resell agreements

10. Repurchase and resell agreements

Securities sold under agreements to repurchase (repos) and securities purchased under agreements to resell (reverse repos) generally do not constitute a sale for accounting purposes of the underlying securities, and so are treated as collateralized transactions. There were no such transactions accounted for as sales during the years ended March 31, 2009, 2010 and 2011. Interest paid or received on all repo and reverse repo transactions is recorded in Interest expense or Interest revenue at the contractually specified rate.

a. Securities purchased under agreements to resell

Securities purchased under agreements to resell are classified separately from investments and generally mature within 14 days of the transaction date. Such resell transactions are recorded at the amount of cash advanced on the transaction. Resell transactions outstanding as of March 31, 2010 and March 31, 2011 were Rs.20,000.0 million and Nil, respectively.

b. Securities sold under repurchase agreements

Securities sold under agreements to repurchase are classified separately under liabilities and generally mature within 14 days of the transaction date. Such repurchase transactions are recorded at the amount of cash received on the transaction. Repurchase transactions outstanding as of March 31, 2010 and March 31, 2011 were Nil and Rs. 60,000.0 million, respectively

Loans	12 Months Ended
Mar. 31, 2011
Loans

11. Loans

Loan balances include Rs.40,000.0 million and Rs.54,698.1million as of March 31, 2010 and March 31, 2011, respectively, which have been pledged as collateral for borrowings and are therefore restricted.

Loans by facility as of March 31, 2010 and March 31, 2011 were as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Retail loans:
Auto loans	Rs.	197,507.7	Rs.	257,670.2	US $	5,785.1
Personal loans/ Credit cards		129,413.1		158,283.2		3,553.7
Retail business banking		144,733.7		207,975.5		4,669.4
Other retail loans		261,329.7		356,215.7		7,997.8

Subtotal	Rs.	732,984.2	Rs.	980,144.6	US $	22,006.0

Wholesale loans	Rs.	587,956.8	Rs.	668,605.7	US $	15,011.3

Gross loans		1,320,941.0		1,648,750.3		37,017.3
Less: Allowance for credit losses		23,760.6		25,894.3		581.4

Total	Rs.	1,297,180.4	Rs.	1,622,856.0	US $	36,435.9

The contractual residual maturity of gross loans as of March 31, 2011 is set out below:

	As of March 31, 2011
	Working Capital Finance		Term Loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	200,690.0	Rs.	194,764.3	Rs.	335,089.0	Rs.	730,543.3
Over one year through five years		93,374.3		137,617.4		547,772.1		778,763.8
Over five years		1,058.7		41,101.0		97,283.5		139,443.2

Total gross loans	Rs.	295,123.0	Rs.	373,482.7	Rs.	980,144.6	Rs.	1,648,750.3

	US $	6,626.0	US $	8,385.3	US $	22,006.0	US $	37,017.3

Gross loans analyzed by performance are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Performing	Rs.	1,301,678.1	Rs.	1,628,087.9	US $	36,553.4
Impaired		19,262.9		20,662.4		463.9

Total gross loans	Rs.	1,320,941.0	Rs.	1,648,750.3	US $	37,017.3

The following table provides details of loan delinquency and non-accrual loans as of March 31, 2011 and March 31, 2010 and an age analysis as at March 31, 2011.

	As of March 31, 2011						As of March 31, 2010
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total		Total		Total
	(In millions)

Retail Loans

Auto loans	Rs.	1,031.6	Rs.	982.6	Rs.	255,656.0	Rs.	257,670.2	US $	5,785.1	Rs.	197,507.7

Personal loans/Credit card		1,567.0		1,304.9		155,411.3		158,283.2		3,553.7		129,413.1

Retail business banking		1,377.7		5,126.2		201,471.6		207,975.5		4,669.4		87,887.0

Other retail		3,357.6		3,745.8		349,112.3		356,215.7		7,997.7		318,176.4

Wholesale loans		1,774.3		9,502.9		657,328.5		668,605.7		15,011.4		587,956.8

Total	Rs.	9,108.2	Rs.	20,662.4	Rs.	1,618,979.7	Rs.	1,648,750.3	US $	37,017.3	Rs.	1,320,941.0

Total	US $	204.5	US $	463.9	US $	36,348.9	US $	37,017.3	US $	37,017.3	US $	29,657.4

As an integral part of the credit process, the Bank has a credit rating model appropriate to its wholesale and retail credit segments. The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal grading is updated minimum annually. The tables below provide grading indicators related to the Bank’s retail loans and wholesale loans as at March 31, 2011.

Retail Loans

Credit quality indicator based on payment activity

	As of March 31, 2011										As of March 31, 2010
	Auto loans		Personal loans/ Credit card		Retail business banking		Other retail		Total
	(In millions)

Performing	Rs.	256,687.6	Rs.	156,978.3	Rs.	202,849.3	Rs.	352,469.9	Rs.	968,985.1	Rs.	719,946.2

Impaired		982.6		1,304.9		5,126.2		3,745.8		11,159.5		13,038.0

Total	Rs.	257,670.2	Rs.	158,283.2	Rs.	207,975.5	Rs.	356,215.7	Rs.	980,144.6	Rs.	732,984.2

Total	US $	5,785.1	US $	3,553.7	US $	4,669.4	US $	7,997.8	US $	22,006.0	US $	16,456.8

Wholesale Loans

	As of March 31,
	2010		2011		2011
	(In millions)
Credit quality indicators - Internally assigned grade and payment activity
Pass	Rs.	579,031.3	Rs.	658,351.4	US $	14,781.1

Labeled		2,700.6		751.4		16.8

Impaired		6,224.9		9,502.9		213.4
Total	Rs.	587,956.8	Rs.	668,605.7	US $	15,011.3

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans.

	As of March 31, 2011
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans

Auto loans	Rs.	982.6	Rs.	982.6	Rs.	503.1	Rs.	1,404.0	Rs.	982.6
Personal loans/ Credit card		1,304.9		1,304.9		895.2		1,839.9		1,304.9
Retail business banking		5,126.2		5,126.2		4,396.8		5,007.9		5,126.2

Other retail		3,745.8		3,745.8		2,717.2		3,847.0		2,989.0

Wholesale loans		9,502.9		9,502.9		7,577.5		7,863.9		6,321.7

Total	Rs.	20,662.4	Rs.	20,662.4	Rs.	16,089.8	Rs.	19,962.7	Rs.	16,724.4

Total	US $	463.9	US $	463.9	US $	361.2	US $	448.2	US $	375.5

The Bank holds no recorded impaired loans for which there is no related allowance.

Impaired loans by industry as of March 31, 2010 and March 31, 2011 by facility are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Gross impaired loans by industry:
—Wholesale/Retail Trade	Rs.	2,252.8	Rs.	2,616.6		58.7
—Textiles & Garments		788.6		1,410.0		31.7
—NBFC/Financial Intermediaries		—		2,147.1		48.2
—Others (none greater than 5% of impaired loans)		16,221.5		14,488.7		325.3

Total	Rs.	19,262.9	Rs.	20,662.4	US $	463.9

Summary information relating to impaired loans during the years ended March 31, 2009, 2010 and 2011 is as follows:

	Fiscal Year ended March 31,
	2009		2010		2011		2011
	(In millions)
Average impaired loans, net of allowance	Rs.	4,662.3	Rs.	5,889.8	Rs.	5,007.6	US $	112.4
Interest foregone on impaired loans	Rs.	365.6	Rs.	1,540.1	Rs.	2,179.8	US $	48.9
Interest income recognized on impaired loans	Rs.	206.5	Rs.	591.4	Rs.	1,292.5	US $	29.0
Interest income recognized on impaired loans on a cash basis	Rs.	206.5	Rs.	591.4	Rs.	1,292.5	US $	29.0

Allowance for credit losses are as follows:

	As of March 31, 2011
	Retail
	Auto loans		Personal loans/ Credit card		Retail business banking		Other retail		Wholesale		Unallocated		Total		Total
	(in millions)

Allowance for credit losses, beginning of the period	Rs.	1,066.6	Rs.	1,650.9	Rs.	3,632.9	Rs.	2,859.1	Rs.	4,610.8	Rs.	9,940.3	Rs.	23,760.6	US $	533.5
Write-offs		1,986.0		7,154.6		200.2		1,836.8		668.2				11,845.8		266.0
Cash recoveries*		1,073.7		1,352.5		3,877.5		4,491.2		487.9				11,282.8		253.3
Allowance for credit losses		2,496.2		7,751.4		4,841.6		6,186.1		4,122.8		(135.8)		25,262.3		567.2

Allowance for credit losses, end of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	2,717.2	Rs.	7,577.5	Rs.	9,804.5	Rs.	25,894.3	US $	581.4

Allowance for credit losses:

Allowance individually evaluated for impairment		—		—		—		—		7,577.5				7,577.5		170.1

Allowance collectively evaluated for impairment		503.1		895.2		4,396.8		2,717.2		—				8,512.3		191.2
Loans:
Loans individually evaluated for impairment		—		—		—		—		9,502.9				9,502.9		213.4
Loans collectively evaluated for impairment		982.6		1,304.9		5,126.2		3,745.8		—				11,159.5		250.6

*	Does not include the recoveries against write off cases amounting to Rs 4,357.6 million.

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Wholesale	Rs.	43,407.0	Rs.	38,902.5	Rs.	56,634.7	US $	1,271.5
Retail loans		73,874.5		79,462.0		97,085.0		2,179.6

Total	Rs.	117,281.5	Rs.	118,364.5	Rs.	153,719.7	US $	3,451.1

Sales/transfer of receivables	12 Months Ended
Mar. 31, 2011
Sales/transfer of receivables

12. Sales/transfer of receivables

The following table summarizes pre-tax gains on securitizations/other transfers and cash flows received from customers and paid to SPEs/transferees for sales of performing loans that were completed during the years ended March 31, 2009, March 31, 2010 and March 31, 2011:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Sale price of new securitizations/transfer	Rs.	23,355.1	Rs.	—	Rs.	—	US $	—
Less: Book value of finance receivables derecognized		22,154.0		—		—		—
Less: Estimated costs of servicing		18.2		—		—		—

Pre-tax gains (loss) on securitizations/transfer	Rs.	1,182.9	Rs.	—	Rs.	—	US $	—

Cash flow information
Collections against securitized receivables/transfers	Rs.	6,201.2	Rs.	9,967.8	Rs.	7,048.6	US $	158.3
Payments made	Rs.	5,843.1	Rs.	9,515.3	Rs.	6,543.9	US $	146.9
Cash flows on retained interests	Rs.	41.9	Rs.	41.5	Rs.	394.0	US $	8.8

The Bank has relied upon market information and its past experience for the purpose of determining the assumptions below. Key assumptions used in measuring the retained interests in finance receivables of sales completed during the years ended March 31, 2009, March 31, 2010 and March 31, 2011 as of the dates of such sales were as follows:

	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2011
Key assumptions: (rates per annum)
Annual prepayment rate	5.0%	—%	—%
Expected credit losses	2.0%	—%	—%

Credit losses and prepayment losses as a percentage to the gross loans disbursed are estimated on the basis of historical losses on a similar portfolio.

Other key disclosures are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)

Transferred receivables with continuing involvement*	Rs.	12,659.1	Rs.	7,593.5	US $	170.5
Delinquencies		253.2		352.7		7.9
Credit losses		197.9		282.9		6.4
Retained interest in sold receivables		768.6		359.7		8.1

*	Includes Rs.158.1 million and Rs 2.4 million held by SPEs as of March 31, 2010 and March 31, 2011 respectively

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2010 and March 31, 2011 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2010		2011		2011
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	53.9	Rs.	30.1	US $	0.7
Impact of 20% adverse change		94.9		57.0		1.3
Expected credit losses:
Impact of 10% adverse change		22.7		22.3		0.5
Impact of 20% adverse change		45.3		44.5		1.0

The discount rate used for the valuation of retained interests is the rate of return to the transferees of the various pools of securitized receivables and, therefore, is not subject to change. Weighted average life in years of the securitized receivables is also not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.

These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in lineally proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests is calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.

Concentrations of credit risk	12 Months Ended
Mar. 31, 2011
Concentrations of credit risk

13. Concentrations of credit risk

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.

The Bank’s portfolio of loans and credit substitute securities is broadly diversified along industry and product lines, and as of March 31, 2010 and 2011 the exposures are as set forth below. The Bank does not consider retail loans a specific industry for this purpose. However, retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2010
Category	Gross loans		Fair Values Of Credit Substitutes		Total		%
	(In millions, except percentages)

Automotive Manufacturers	Rs.	73,784.3	Rs.	49.3	Rs.	73,833.6	5.6%
Wholesale / Retail Trade		70,886.1		198.8		71,084.9	5.4
Land Transport		59,080.3		—		59,080.3	4.5
Fertilizers & Pesticides		54,830.1		—		54,830.1	4.1
Non-Banking Finance Companies/ Financial Intermediaries		53,697.2		105.3		53,802.5	4.1
Banks and Financial Institutions		37,590.1		—		37,590.1	2.8
Housing Finance Companies		35,697.6		—		35,697.6	2.7
Activities Allied to Agriculture		31,493.6		—		31,493.6	2.4
Real Estate & Property Services		27,051.3		—		27,051.3	2.0
Others (none greater than 2%)		876,830.4		2,122.9		878,953.3	66.4

Total	Rs.	1,320,941.0	Rs.	2,476.3	Rs.	1,323,417.3	100.0%

	As of March 31, 2011
Category	Gross loans		Fair Values Of Credit Substitutes		Total		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	107,152.2	Rs.	—	Rs.	107,152.2	US $	2,405.7	6.4%
Land Transport		91,140.0		—		91,140.0		2,046.3	5.5
Automotive manufacturers		76,336.1		2,890.5		79,226.6		1,778.8	4.8
Non-Banking Finance Companies/ Financial Intermediaries		54,241.0		2,611.9		56,852.9		1,276.4	3.3
Activities Allied to Agriculture		49,024.3		—		49,024.3		1,100.7	2.9
Banks and Financial Institutions		45,070.1		—		45,070.1		1,011.9	2.7
Real Estate & Property Services		39,964.8		—		39,964.8		897.3	2.4
Iron and Steel		39,203.3		—		39,203.3		880.2	2.4
Power		36,646.8		—		36,646.8		822.8	2.2
Food and Beverage		34,458.0		—		34,458.0		773.6	2.1
Fertilizers & Pesticides		34,157.5		—		34,157.5		766.9	2.1
Others (none greater than 2%)		1,041,356.2		8,988.7		1,050,344.9		23,582.0	63.2

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	US $	37,342.6	100%

The Bank has a geographic concentration of credit risk, with exposure to borrowers based in Western India (including Mumbai), comprising 47.3% and 46.0% of the total loan and credit substitute security portfolio as of March 31, 2010 and March 31, 2011, respectively. While such borrowers are based in Western India they may use the funds provided by the Bank for a variety of uses that may or may not be related to the economy in Western India.

Loan and credit substitute exposures as of March 31, 2010 and 2011 based on the region in which the instruments are originated are as follows (which may be or may not be where funds are used):

	As of March 31, 2010
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		%
	(In millions, except percentages)

Mumbai	Rs.	391,032.6	Rs.	2,371.0	Rs.	393,403.6	29.7%
Western region, other than Mumbai		233,323.5		—		233,323.5	17.6
Northern region		293,704.3		—		293,704.3	22.2
Eastern region		79,058.5		—		79,058.5	6.0
Southern region		304,037.8		105.3		304,143.1	23.0
Foreign branch		19,784.3		—		19,784.3	1.5

Total	Rs.	1,320,941.0	Rs.	2,476.3	Rs.	1,323,417.3	100.0%

	As of March 31, 2011
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	459,750.5	Rs.	14,386.4	Rs.	474,136.9	US $	10,645.1	28.5%
Western region, other than Mumbai		290,496.4		—		290,496.4		6,522.1	17.5
Northern region		398,120.9		—		398,120.9		8,938.5	23.9

Eastern region		73,956.5		—		73,956.5		1,660.5	4.4

Southern region		379,890.6		104.7		379,995.3		8,531.6	22.9

Foreign branch		46,535.4		—		46,535.4		1,044.8	2.8

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	US $	37,342.6	100.0%

The Bank’s exposures to its ten largest borrowers as of March 31, 2011, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures, are as follows:

	March 31, 2010						March 31, 2011
	Funded Exposure		Non-Funded Exposure		Total Exposure		Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	41,971.1	Rs.	—	Rs.	41,971.1	Rs.	65,030.5	Rs.	—	Rs.	65,030.5	US $	1,460.0

Borrower 2		26,120.0		11,071.1		37,191.1		33,579.5		24,000.0		57,579.5		1,292.8

Borrower 3		—		—		—		30,000.0		—		30,000.0		673.6

Borrower 4		—		—		—		30,000.0		—		30,000.0		673.6

Borrower 5		—		—		—		30,000.0		—		30,000.0		673.6

Borrower 6		—		—		—		25,000.0		—		25,000.0		561.3

Borrower 7		13,844.7		8,090.9		21,935.6		14,376.4		10,439.1		24,815.5		557.2

Borrower 8		13,503.6		18,938.2		32,441.8		1,209.1		21,672.2		22,881.3		513.7

Borrower 9		304.3		14,299.6		14,603.9		418.9		20,813.5		21,232.4		476.7

Borrower 10		—		—		—		20,000.0		—		20,000.0		449.0

Information in respect of earlier years is not provided for the above borrowers if they were then not among the top ten exposures as of March 31, 2011.

Property and equipment	12 Months Ended
Mar. 31, 2011
Property and equipment

14. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2010		2011	2011
	(In millions)
Land and premises	Rs.	9,764.9	Rs.10,259.7	US $	230.3
Software and systems		5,918.8	7,087.9		159.1
Equipment and furniture		25,198.6	29,451.7		661.3

Property and equipment, at cost		40,882.3	46,799.3		1,050.7
Less: Accumulated depreciation		18,579.5	23,918.1		537.0

Property and equipment, net	Rs.	22,302.8	Rs.22,881.2	US $	513.7

During the fiscal year ended March 31, 2011, the Bank revised the estimated useful life of point of sale machines and certain information technology servers categorized in equipment and furniture. Depreciation on these assets is charged prospectively over the revised estimated useful lives of these assets. Consequently the net income before noncontrolling interest for the year was lower by Rs. 390.5 million.

Depreciation and amortization charged for the years ended March 31, 2009, 2010 and 2011 was Rs.3,731.4 million, Rs. 4,133.7 million and Rs.5,138.6million (US $ 115.4 million), respectively.

Other assets	12 Months Ended
Mar. 31, 2011
Other assets

15. Other assets

Other assets include the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Security deposits for leased property	Rs.	4,110.2	Rs.	2,812.8	US $	63.2
Sundry accounts receivable		8,024.1		6,666.5		149.7
Advance tax (net of provision for taxes)		9,733.9		9,743.7		218.8
Advances		1,288.3		799.0		17.9
Prepaid expenses		1,050.3		1,016.0		22.8
Restricted cash/ securitization margin for credit enhancement and securitized transactions		103.2		2,269.2		50.9
Derivatives		77,929.2		75,593.6		1,697.2
Others		11,848.9		16,631.6		373.1

Total	Rs.	114,088.1	Rs.	115,532.4	US $	2,593.6

Deposits	12 Months Ended
Mar. 31, 2011
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2010 and 2011 were as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Interest-bearing:
Savings deposits	Rs.	498,656.6	Rs.	634,476.8	US $	14,245.1
Time deposits		802,389.4		984,806.8		22,110.6

Total interest-bearing deposits		1,301,046.0		1,619,283.6		36,355.7
Non-interest bearing deposits		371,354.3		462,845.4		10,391.7

Total	Rs.	1,672,400.3	Rs.	2,082,129.0	US $	46,747.4

As of March 31, 2010 and March 31, 2011, time deposits of Rs. 630,337.1 million and Rs. 760,749.9million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2010 and March 31, 2011, time deposits in excess of Rs.0.1 million aggregated Rs. 678,013.4 million and Rs.872,241.2 million, respectively.

As of March 31, 2011, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2011
	(In millions)
Due to mature in the fiscal year ending March 31:
2012	Rs.	760,749.9	US $	17,080.2
2013		174,027.3		3,907.2
2014		39,307.1		882.5
2015		2,455.2		55.1
2016		5,530.8		124.2
Thereafter		2,736.5		61.4

Total	Rs.	984,806.8	US $	22,110.6

Short-term borrowings	12 Months Ended
Mar. 31, 2011
Short-term borrowings

17. Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings. These borrowings are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2010 and March 31, 2011 were comprised of the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Borrowed in the call market	Rs.	12,269.1	Rs.	7,050.6	US $	158.3
Term borrowings from institutions/banks		22,942.7		15,609.9		350.4
Foreign currency borrowings		22,953.2		46,598.6		1,046.2
Bills rediscounted		40,000.0		7,427.6		166.8

Total	Rs.	98,165.0	Rs.	76,686.7	US $	1,721.7

Total borrowings outstanding:
Maximum amount outstanding	Rs.	141,802.3	Rs.	124,092.8	US $	2,786.1

Average amount outstanding	Rs.	61,493.4	Rs.	84,086.3	US $	1,887.9

Weighted average interest rate		3.6%		5.3%		5.3%

Long-term debt	12 Months Ended
Mar. 31, 2011
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2010 and March 31, 2011 was comprised of the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Subordinated debt	Rs.	63,531.0	Rs.	73,930.5	US $	1,659.9
Others		12,323.4		19,356.7		434.6

Total	Rs.	75,854.4	Rs.	93,287.2	US $	2,094.5

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2011
	(In millions)
Due in the fiscal year ending March 31:
2012	Rs.	4,927.1	US $	110.6
2013		9,931.9		223.0
2014		1,578.6		35.4
2015		4,890.0		109.8
2016		12,020.0		269.9
Thereafter (1)		57,939.6		1,300.8

Total	Rs.	91,287.2	US $	2,049.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

The outstanding balance as at March 31, 2010 and March 31, 2011 of Subordinated debt (lower tier II capital) was Rs.33,932.0 million and Rs. 33,312.0 million, respectively, upper tier II capital was Rs.27,599.0 million and Rs. 38,618.5million, respectively and perpetual debt was Rs. 2,000.0 million and Rs. 2,000.0 million, respectively.

During the year ended March 31, 2011, the Bank issued subordinated debt qualifying for Upper Tier II capital amounting to 11,050.0 million (previous year Nil).

As of March 31, 2010 and March 31, 2011 other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 7,413.8 million and Rs.5,351.4 million, respectively and functional currency borrowings aggregating to Rs. 4,909.6 million and Rs.14,005.3 million, respectively.

Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2011
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below.

	As of March 31,
	2010		2011		2011
	(In millions)
Bills payable	Rs.	59,257.4	Rs.	56,361.5	US $	1,265.5
Remittances in transit		37,257.8		21,054.9		472.7
Accrued expenses		12,477.9		16,266.8		365.2
New account deposits		4,736.8		5,435.5		122.0
Accounts payable		43,631.0		44,626.7		1,001.9
Derivatives		75,326.1		74,401.8		1,670.4
Others		10,995.3		14,410.4		323.6

Total	Rs.	243,682.3	Rs.	232,557.6	US $	5,221.3

Income taxes	12 Months Ended
Mar. 31, 2011
Income taxes

20. Income taxes

Income tax expense is comprised of the following:

	Years ended March 31,
	2009		2010		2011		2011
	(In millions)
Current income tax expense	Rs.	9,312.1	Rs.	13,656.7	Rs.	22,905.4	US $	514.3
Deferred income tax (benefit) expense*		(1,574.7)		(1,318.3)		(1,207.1)		(27.1)

Income tax expense**	Rs.	7,737.4	Rs.	12,338.4	Rs.	21,698.3	US $	487.2

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2009		2010		2011		2011
	(In millions)
Net income before taxes	Rs.	22,935.1	Rs.	37,226.2	Rs.	63,225.6	US $	1,419.5
Effective statutory income tax rate		33.99%		33.99%		33.22%		33.22%
Expected income tax expense		7,795.6		12,653.2		21,002.0		471.5
Adjustments to reconcile expected income tax to actual tax expense
Permanent differences:
Stock-based compensation		724.2		1,217.0		1,132.0		25.4
Income exempt from taxes		(845.0)		(1,529.4)		(650.4)		(14.6)
Effect of change in statutory tax rate		—		—		106.2		2.4
Other, net		62.6		(2.4)		108.5		2.5

Income tax expense	Rs.	7,737.4	Rs.	12,338.4	Rs.	21,698.3	US $	487.2

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2010		2011		2011
	(In million)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	6,068.8	Rs.	5,935.0	US $	133.3
Unrealized loss on securities available for sale		47.7		2,771.1		62.3
Investments, others		409.7		244.6		5.5
Derivatives		142.5
Employee benefits		1,195.1		1,603.4		36.0
Others		1,768.7		2,148.2		48.2

Deferred tax asset		9,632.5		12,702.3		285.3

Taxable temporary differences:
Property and equipment		1,250.1		993.9		22.3
Loan origination cost		546.6		713.2		16.0
Derivatives		—		148.6		3.3
Intangible assets		3,046.0		2,126.9		47.8

Deferred tax liability		4,842.7		3,982.6		89.4

Net deferred tax (asset) liability	Rs.	(4,789.8)	Rs.	(8,719.7)	US $	(195.9)

Management believes that the realization of the recognized deferred tax assets is more likely than not based on expectations as to future taxable income.

The major income tax jurisdiction for the Bank is India.

The total unrecognized tax benefit as on March 31, 2010 and March 31, 2011 is Rs.691.3 million and Rs.691.3 million, respectively. A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2010	2011	2011
	(In millions)
Opening balance	Rs.686.0	Rs.691.3	US $	15.5
Increase/(decrease) related to prior year tax positions	5.3	—		—

Closing balance	Rs.691.3	Rs.691.3	US $	15.5

The Bank’s total unrecognized tax benefits, if recognized, would reduce the tax provisions by Rs.691.3million as of March 31, 2011 and thereby would affect the Bank’s effective tax rate.

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.

The Bank’s policy is to include interest and penalties related to gross unrecognized tax benefits within the provision for income taxes. For the years ended March 31, 2009, 2010 and 2011, no amount was charged as interest and penalty cost to the income statement. The open tax years (first assessment by the tax authorities) is pending from fiscal 2009 onwards.

Stock-based compensation	12 Months Ended
Mar. 31, 2011
Stock-based compensation

21. Stock-based compensation

The stock-based compensation plans of the Bank are as follows.

Employees Stock Option Scheme:

The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D” and in June 2010 Plan “E” of the Employees’ Stock Option Scheme (the “Plan”). Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share. The Bank reserved 50.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D” the Bank reserved 75.0 million equity shares with an aggregate nominal value of Rs.150.0 million and under Plan “E” the Bank reserved 100.0 million equity shares with an aggregate nominal value of Rs. 200.0 million. Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share.

Plan A provides for the issuance of options at the recommendation of the Compensation Committee of the Board (the “Compensation Committee”) at an average of the daily closing prices on the Mumbai Stock Exchange during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”).

Plan B, Plan C, Plan D and Plan E provide for the issuance of options at the recommendation of the Compensation Committee at the closing price on the working day immediately preceding the date when options are granted on an Indian stock exchange. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D and Plan E the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant.

Such options vest at the discretion of the Compensation Committee, generally between 1-3 years. These options are exercisable for a period following vesting at the discretion of the Compensation Committee, subject to a maximum of five years, as set forth at the time of the grant. Modifications, if any, made to the terms and conditions of these Plans as approved by the Compensation Committee are disclosed separately.

On December 18, 2010, the Compensation Committee of the Bank approved the grant of a total of 32,967,500 options (Scheme XVI) to the employees of the Bank.

Modification of employee stock option schemes

Effective April 1, 2007, the Indian government enacted a Fringe Benefit Tax (“FBT”) on equity compensation. On August 19, 2009, the Indian government abolished the FBT effective April 1, 2009. The FBT was calculated based on the difference between the fair market value as of the vesting date and the exercise price of the equity compensation awards granted to employees. The Bank recovered FBT from its employees, and such recovery was treated as an additional exercise price and was recorded as additional paid-in capital in the consolidated balance sheet. Because the abolition of the FBT resulted in a change in the exercise price of equity-compensation awards granted to its employees, the abolition has therefore been considered as a modification in the terms of grant of ESOPs. Accordingly, all outstanding ESOPs have been fair valued as of August 19, 2009 to determine additional compensation cost, if any. The additional cost charged as on March 31, 2010 and March 31, 2011 on account of this modification aggregated to Rs. 1,206.6 million and Rs.20.9 million, respectively.

Assumptions used

The fair value of options has been estimated on the dates of each grant using a Binomial option pricing model with the following assumptions:

	Years ended March 31,
	2009	2010	2011
Dividend yield	0.75%	0.59%-0.69%	0.55%
Expected volatility	39.71%	44.68%-49.86%	30.00%
Risk-free interest rate	9.2%-9.3%	7.32%-7.71%	7.53%-7.62%
Expected lives	1-4 years	1-4 years	1-4.3 years

a) Employees stock option schemes (Plan A, Plan B, Plan C, Plan D and Plan E )

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2009	2010	2011

Options available to be granted, beginning of year	53,079,000	50,258,500	14,732,500

Equity shares allocated for grant under the plan	0	0	100,000,000

Options granted	(6,265,000)	(36,341,250)	(32,967,500)

Forfeited/lapsed	3,444,500	815,250	1,717,750

Options available to be granted, end of year	50,258,500	14,732,500	83,482,750

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2009			2010			2011
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price

Options outstanding, beginning of year	84,689,000	Rs.	202.72	83,169,000	Rs.	208.29	94,811,500	Rs.	239.83

Granted	6,265,000		256.56	36,341,250		302.41	32,967,500		440.16

Exercised	(4,340,500)		140.21	(23,883,500)		185.68	(34,645,250)		222.14

Forfeited	(2,782,500)		211.69	(790,250)		273.54	(1,047,500)		333.27

Lapsed	(662,000)		164.61	(25,000)		71.72	(670,250)		255.27

Options outstanding, end of year	83,169,000	Rs.	208.29	94,811,500	Rs.	239.83	91,416,000	Rs.	317.60

Options exercisable, end of year	47,345,000	Rs.	191.64	55,874,000	Rs.	200.60	58,548,500	Rs.	248.80

Weighted average fair value of options granted during the year		Rs.	61.19		Rs.	117.24		Rs.	140.70

The following summarizes information about stock options outstanding as of March 31, 2011:

		As of March 31, 2011
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Plan A	Rs. 73.26 (or US $ 1.64)	34,500	0.99	73.26
Plan B	Rs. 71.72 to Rs. 219.74 (or US $ 1.61 to US $ 4.93)	7,167,000	1.82	197.70
Plan C	Rs. 126.12 to Rs. 219.74 (or US $ 2.83 to US $ 4.93)	9,503,500	1.61	179.34
Plan D	Rs. 219.74 to Rs. 340.96 (or US $ 4.93 to US $ 7.66)	41,843,500	3.03	273.47
Plan E	Rs. 440.16 (or US $ 9.88)	32,867,500	4.97	440.16

The intrinsic value of options exercised during the year ended March 31, 2009, 2010 and 2011 was Rs.2.0 million, Rs. 14.2 million and Rs.16.6 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable as at March 31, 2011 was Rs.81.0 million (previous year Rs.102.7 million) and Rs.81.0 million (previous year Rs.29.3 million), respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs.1,624.9 million, Rs.3,251.3 million and Rs.3,407.7 million during the years ended March 31, 2009, March 31, 2010 and March 31, 2011, respectively. The total compensation cost recognized as on March 31, 2011 included Rs.20.9 million (previous year Rs. 976.8 million), respectively on account of the additional cost of options due to a modification in the terms of issue of certain options in August 2009. As at March 31, 2011, the total estimated compensation cost to be recognized in future periods was Rs.3,327.8 million (previous year Rs. 2,139.9 million). This is expected to be recognized over a weighted average period of 0.85 years.

b) Employees Stock Option Schemes issued on acquisition of CBoP (Key ESOP-2004, General ESOP-2004 and General ESOP-2007)

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	For the year ended March 31, 2009			For the year ended March 31, 2010			For the year ended March 31, 2011
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of year	17,741,085 *	Rs.	228.9	14,801,135	Rs.	232.7	7,718,900	Rs.	201.2

Exercised	(995,665)		154.1	(6,911,215)		162.8	(2,766,810)		211.7

Forfeited	(1,259,765)		236.7	(171,020)		216.8	—		—

Lapsed	(684,520)		241.0	—		—	(572,065)		240.5

Options outstanding, end of period	14,801,135	Rs.	232.7	7,718,900	Rs.	201.2	4,380,025	Rs.	189.5

Options exercisable, end of period	9,030,080	Rs.	216.7	7,718,900	Rs.	201.2	4,380,025	Rs.	189.5

*	Note: Being number of options exchanged on acquisition of CBoP

The following summarizes information about stock options outstanding as of March 31, 2011:

		As of March 31, 2011
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Key ESOP-2004	Rs. 23.2 (or US $ 0.52)	324,080	2.04	Rs.	23.2
General ESOP -2004	Rs. 88.46 to Rs. 171.98 (or US $ 1.98 to US $3.86)	1,262,780	2.57	Rs.	125.58
General ESOP -2007	Rs. 232.58 to Rs. 251.72 (or US $ 5.22 to US $ 5.66 )	2,793,165	2.94	Rs.	237.68

The intrinsic value of options exercised during the year ended March 31, 2010 and March 31, 2011 was Rs.784.5 million and Rs.178.8 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable as at March 31, 2011 was Rs.380.2 million (previous period Rs.579.5 million) and Rs.380.2 million (previous period Rs.579.5 million), respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 346.6 million, Rs. 329.3 million and Nil during the period ended March 31, 2009, March 31, 2010 and March 31, 2011 respectively.

Retirement benefits	12 Months Ended
Mar. 31, 2011
Retirement benefits

22. Retirement benefits

Gratuity

In accordance with Indian law, the Bank provides for gratuity, a defined benefit retirement plan, covering eligible employees. The plan provides for lump sum payments to vested employees at retirement, resignation, death while in employment or on termination of employment in an amount equivalent to 15 days’ eligible salary payable for each completed year of service. Vesting occurs upon completion of five years of service. The Bank makes annual contributions to funds administered by trustees and managed by Insurance companies for amounts notified by said Insurance companies and in respect of certain employees, the Bank makes contributions to a fund set up for the purpose and administered by the board of trustees. The contributions are invested in specific designated instruments as permitted by Indian law. The Bank accounts for the liability for future gratuity benefits using the projected unit cost method based on an actuarial valuation done on March 31 every year.

The following table sets out the funded status of the Gratuity Plan and the amounts recognized in the Bank’s financial statements as of March 31, 2010 and March 31, 2011:

	As of March 31,
	2010		2011		2011
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	725.6	Rs.	992.0	US $	22.3
Service cost		209.9		269.5		6.1
Interest cost		58.9		78.0		1.8
Actuarial(gains)/ losses		46.7		103.0		2.3
Benefits paid		(49.1)		(81.7)		(1.8)

Projected benefit obligation, end of the period		992.0		1,360.8		30.7

Change in plan assets:
Fair value of plan assets, beginning of the period		453.7		517.4		11.6
Expected return on plan assets		38.9		23.6		0.5
Actuarial gains/(losses)		74.0		0.1		—

Actual return on plan assets		112.9		23.7		0.5
Employer contributions		—		200.6		4.5
Benefits paid		(49.2)		(81.7)		(1.8)

Fair value of plan assets, end of the period		517.4		660.0		14.8

Funded Status	Rs.	(474.6)	Rs.	(700.8)	US $	(15.7)

The Bank’s expected contribution to the gratuity fund for the next fiscal year is estimated at Rs.172.1 million. The accumulated benefit obligation as of March 31, 2010 and March 31, 2011 was Rs.540.8 million and Rs.685.1 million, respectively. The vested accumulated benefit obligation as on March 31, 2010 and March 31, 2011 was Rs. 418.6 million and Rs.502.5 million respectively.

Net gratuity cost for the years ended March 31, 2009, 2010 and 2011 was comprised of the following components:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Service cost	Rs.	164.3	Rs.	209.9	Rs.	269.5	US $	6.1
Interest cost		46.0		58.9		78.0		1.8
Expected return on plan assets		(31.0)		(38.8)		(23.6)		(0.5)
Actuarial (gains)/ losses		(21.6)		(27.3)		102.9		2.3

Net gratuity cost	Rs.	157.7	Rs.	202.7	Rs.	426.8	US $	9.7

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2009	2010	2011
	(% per annum)
Discount rate*	8.0	8.4	8.2
Rate of increase in compensation levels of covered employees	7.5	8.5	8.5
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The rate of return on plan assets is based on historical returns, the current market conditions, anticipated future assets allocation and expected future returns. The rate of return on plan assets represents a long-term average view of the expected return.

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	31.9
2013		36.2
2014		45.0
2015		51.9
2016		68.3
2017-2021		363.7

The expected benefit payments are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2011.

The gratuity contributions of the Bank which are administered by a trust set up for the purpose are managed by two insurance companies and in respect of certain employees the funds are invested by the trust set up for the said purpose. The overall asset allocation of the gratuity fund by the two insurance companies is structured so as to provide stable earnings while still allowing for potentially higher returns through an investment in equity securities. As at March 31, 2011, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2011
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	50.8%	15.2%	38.7%
Debenture and bonds	42.5%	38.6%	47.3%
Equity securities	4.1%	41.7%	—%
Other	2.6%	4.5%	14.0%
Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2011 are provided separately.

Pension

In respect of pensions payable to certain erstwhile CBoP employees, which are payable pursuant to a defined benefit scheme, the Bank contributes 10% of basic salary to a pension fund set up by the Bank and administered by the board of trustees and the balance amount is provided based on an actuarial valuation at the balance sheet date conducted by an independent actuary. In respect of employees who have moved to a cost to company (CTC) driven compensation structure and have completed services up to 15 years as on the date of movement to CTC driven compensation structure, any contribution made until such date, and any additional one-time contribution made for employees (who have completed more than 10 years but less than 15 years) stand frozen and will be converted into an annuity on separation after a lock-in-period of two years. Hence for this category of employees, liability stands frozen and no additional provision is required except for interest, if any. In respect of employees who accepted the offer and have completed services for more than 15 years, the pension would be paid based on the employee’s salary as of the date of movement to CTC driven compensation structure and a provision is made based on an actuarial valuation at the balance sheet date conducted by an independent actuary.

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2010 and March 31, 2011:

	As of March 31,
	2010		2011		2011
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	346.0	Rs.	407.0	US $	9.1
Service cost		12.1		17.6		0.4
Interest cost		27.3		30.5		0.7
Actuarial (gains)/losses		64.4		188.6		4.2
Benefits paid		(42.8)		(69.9)		(1.6)

Projected benefit obligation, end of the period		407.0		573.8		12.8

Change in plan assets:
Fair value of plan assets, beginning of the period		369.0		387.8		8.7
Expected return on plan assets		30.3		32.8		0.7
Actuarial gains/(losses)		26.6		28.5		0.6

Actual return on plan assets		56.9		61.3		1.3
Employer contributions		4.6		54.3		1.2
Benefits paid		(42.7)		(69.9)		(1.6)

Fair value of plan assets, end of the period		387.8		433.5		9.6

Funded Status	Rs.	(19.2)	Rs.	(140.3)	US $	(3.2)

The Bank’s expected contribution to the pension fund for the next fiscal year is estimated at Rs.3.5 million. The accumulated benefit obligation as of March 31, 2010 and March 31, 2011 was Rs.248.5 million and Rs.393.7 million, respectively. The vested accumulated benefit obligation as of March 31, 2010 and March 31, 2011 was Rs.192.8 million and Rs.227.9 million, respectively.

Net pension cost for the year ended March 31, 2009, March 31, 2010 and March 31, 2011 was comprised of the following components:

	As of March 31,
	2009		2010		2011		2011
	(in millions)
Service cost	Rs.	14.3	Rs.	12.1	Rs.	17.6	US $	0.4
Interest cost		29.6		27.3		30.5		0.7
Expected return on plan assets		(20.3)		(30.3)		(32.8)		(0.7)
Actuarial (gains)/losses		(11.3)		37.8		160.1		3.6

Net pension cost	Rs.	12.3	Rs.	46.9	Rs.	175.4	US $	4.0

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2009	2010	2011
	(% per annum)
Discount rate*	8.0	8.4	8.2
Rate of increase in compensation levels of covered employees	7.5	8.5	8.5
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	58.8
2013		59.0
2014		52.7
2015		25.0
2016		48.9
2017-2021		309.4

The expected benefits are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2011.

The retirement funds of a section of the employees are managed by a trust set up for the purpose. The trust essentially manages the defined retirement benefit plans belonging to certain employees. The funds are mainly invested in government securities, oil bonds and other corporate bonds. The weighted-average asset allocation of the said plan assets for the pension benefits and other benefits as at March 31, 2011 is as follows:

Asset category	Pension Benefits
Government securities	39.8%
Debenture and bonds	36.2%
Other	24.0%

Total	100.0%

For information on fair value measurements, including descriptions of Levels 1, 2 and 3 of the fair value hierarchy and the valuation methods employed by the Bank, see note 32 – Fair value measurements.

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2010 and March 31, 2011 are summarized in the table below.

	As of March 31, 2010						As of March 31, 2011
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	170.1	Rs.	—	Rs.	—	Rs.	178.1
Funds managed by insurance company (2)		—		268.4		—		—		358.9		—
Funds managed by trust
- Government securities		—		208.4		—		—		220.2		—
- Debenture and bonds		—		211.5		—		—		215.1		—
- Others		46.8		—		—		121.2		—		—

Total	Rs.	46.8	Rs.	688.3	Rs.	170.1	Rs.	121.2	Rs.	794.2	Rs.	178.1

The tables below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2010 and 2011.

Particular	Funds managed by Insurance companies as of March 31, 2010
	(In millions)
Balance as on April 1, 2009	Rs.	190.4
Actual return on plan assets held at reporting date		16.4
Purchases, sales and settlements		(36.7)

Balance as at March 31, 2010	Rs.	170.1

	Funds managed by Insurance companies as of March 31, 2011
Particular	(In millions)
Balance as on April 1, 2010	Rs.	170.1	US $	3.8
Purchases, sales and settlements		8.0		0.2

Balance as at March 31, 2011	Rs.	178.1	US $	4.0

Superannuation

Eligible employees of the Bank are entitled to receive retirement benefits under the Bank’s superannuation fund. The superannuation fund is a defined contribution plan under which the Bank annually contributes a sum equivalent to 13% of the employee’s eligible annual salary (15% for the Managing Director, Executive Directors and for certain employees of CBoP) to the Life Insurance Corporation of India, which administers the fund. The Bank has no liability for future superannuation fund benefits other than its annual contribution, and recognizes such contributions as an expense in the year incurred. The Bank contributed Rs.181.6 million, Rs. 229.7 million and Rs. 258.6 million to the superannuation plan for the years ended March 31, 2009, 2010 and 2011, respectively.

Provident fund

In accordance with Indian law, eligible employees of the Bank are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and the Bank contribute monthly at a determined rate (currently 12% of an employee’s eligible salary). These contributions are made to a fund set up by the Bank and administered by a board of trustees, except that out of the employer’s contribution, an amount equal to 8.33% of the lower of employee’s monthly eligible salary or Rs. 6,500, is contributed by the Bank to the Pension Scheme administered by the Regional Provident Fund Commissioner. Employees are credited with interest, which is subject to a government specified minimum rate. The Bank has no liability for future provident fund benefits other than its annual contribution and the shortfall, if any, between the government specified minimum rate and the yield on the fund’s assets, and recognizes such contributions as an expense in the year incurred. The Bank contributed Rs.815.7 million, Rs. 810.8 million, Rs. 928.8 million to the provident fund for the years ended March 31, 2009, 2010 and 2011, respectively.

Compensated absences

The Bank provides for unutilized leave balances standing to the credit of each employee at each balance sheet date on an actual basis.

Financial instruments	12 Months Ended
Mar. 31, 2011
Financial instruments

23. Financial instruments

Foreign exchange and derivative contracts

The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks.

Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in rupees. A forward rate agreement is a financial contract between two parties to exchange interest payments for a ‘notional principal’ amount on settlement date, for a specified period from start date to maturity date. Forward rate agreements are agreements that give the buyer the ability to determine the underlying rate of interest for a specified period, commencing on a specified future date (the settlement date). Currency options give the buyer, the right but not an obligation, to buy or sell specified amounts of currency at agreed rates of exchange on or before a specified future date.

The market and credit risk associated with these products, as well as the operating risks, are similar to those relating to other types of financial instruments. Market risk is the exposure created by movements in interest rates and exchange rates, during the tenure of the transaction. The extent of market risk affecting such transactions depends on the type and nature of the transaction, the value of the transaction and the extent to which the transaction is uncovered. Credit risk is the exposure to loss in the event of default by counterparties. The extent of loss on account of a counterparty default will depend on the replacement value of the contract at the ongoing market rates.

The Bank uses its pricing models to determine fair values of its derivative financial instruments. These models use market inputs that are observable directly or indirectly except credit risk.

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2010 and March 31, 2011, together with the fair values on each reporting date.

	As of March 31, 2010
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,020,529.7	Rs.	14,250.4	Rs.	15,811.2	Rs.	(1,560.8)
Forward rate agreements		1,796.0		15.0		14.9		0.1
Currency options		372,863.7		11,833.8		12,426.1		(592.3)
Currency swaps		26,820.8		1,625.0		449.2		1,175.8
Forward exchange contracts		2,281,083.5		50,205.0		46,624.7		3,580.3

Total	Rs.	4,703,093.7	Rs.	77,929.2	Rs.	75,326.1	Rs.	2,603.1

	As of March 31, 2011
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,045,524.2	Rs.	18,885.7	Rs.	20,835.1	Rs.	(1,949.4)	US $	45,925.6	US $	(43.8)
Forward rate agreements		614.6		0.6		0.5		0.1		13.8		—
Currency options		358,206.1		5,448.6		5,840.6		(392.0)		8,042.3		(8.8)
Currency swaps		35,368.4		927.5		726.3		201.2		794.1		4.5
Forward exchange contracts		3,006,909.9		50,331.2		46,999.3		3,331.9		67,510.3		74.9

Total	Rs.	5,446,623.2	Rs.	75,593.6	Rs.	74,401.8	Rs.	1,191.8	US $	122,286.1	US $	26.8

The Bank has not designated the above contracts as accounting hedges and accordingly the contracts are recorded at fair value on the balance sheet with changes in fair value recorded in earnings. The gross assets and the gross liabilities are recorded in ‘other assets’ and ‘accrued expenses and other liabilities’, respectively.

The following table summarizes certain information related to Derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	(In millions)
	2010		2011		2011

Interest rate derivatives	Rs.	(93.6)	Rs.	(1,815.4)	US $	(40.8)
Forward rate agreements		(0.1)		(0.1)		—
Currency options		(6,057.5)		254.8		5.7
Currency swaps		419.2		(721.3)		(16.2)
Forward contracts		8,643.0		(1,591.8)		(35.7)

Total gains/(losses)	Rs.	2,911.0	Rs.	(3,873.8)	US $	(87.0)

Guarantees

As a part of its commercial banking activities, the Bank has issued guarantees and documentary credits, such as letters of credit, to enhance the credit standing of its customers. These generally represent irrevocable assurances that the Bank will make payments in the event that the customer fails to fulfill his financial or performance obligations. Financial guarantees are obligations to pay a third party beneficiary where a customer fails to make payment towards a specified financial obligation. Performance guarantees are obligations to pay a third party beneficiary where a customer fails to perform a non-financial contractual obligation.

The credit risk associated with these products, as well as the operating risks, is similar to those relating to other types of financial instruments.

In terms of FASB ASC 460-10 the Bank has recognized a liability of Rs.742.2million as of March 31, 2011 in respect of guarantees issued or modified. Based on historical trends, in terms of FASB ASC 450 the Bank has recognized a liability of Rs.394.1 million as of March 31, 2011.

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2010		2011		2011
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	58,053.1	Rs.	62,104.7	US $	1,394.4
Performance guarantees		40,808.9		54,857.1		1,231.6
Documentary credits		128,152.6		154,406.1		3,466.7

Total	Rs.	227,014.6	Rs.	271,367.9	US $	6,092.7

Estimated fair values:
Guarantees	Rs.	(615.6)	Rs.	(742.2)	US $	(16.7)
Documentary credits		(166.7)		(166.2)		(3.7)

Total	Rs.	(782.3)	Rs.	(908.4)	US $	(20.4)

As part of its risk management activities, the Bank continuously monitors the credit-worthiness of customers as well as guarantee exposures. If a customer fails to perform a specified obligation, a beneficiary may draw upon the guarantee by presenting documents in compliance with the guarantee. In that event, the Bank makes payment on account of the defaulting customer to the beneficiary up to the full notional amount of the guarantee. The customer is obligated to reimburse the Bank for any such payment. If the customer fails to pay, the Bank liquidates any collateral held and sets off accounts; if insufficient collateral is held, the Bank recognizes a loss.

Loan sanction letters

The Bank issues sanction letters indicating its intent to provide new loans to certain customers. The aggregate of loans contemplated in these letters that had not yet been made was Rs. 518,524.9 million as of March 31, 2011. If the Bank were to make such loans, the interest rates would be dependent on the lending rates in effect when the loans were disbursed. The Bank has no commitment to lend under these letters. Among other things, the making of a loan is subject to a review of the credit-worthiness of the customer at the time the customer seeks to borrow, at which time the Bank has the unilateral right to decline to make the loan.

Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2011
Estimated fair value of financial instruments

24. Estimated fair value of financial instruments

The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2010 and March 31, 2011. The estimated fair value amounts as of March 31, 2010 and March 31, 2011 have been measured as of the respective year ends, and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.

Financial instruments valued at carrying value:

The respective carrying values of certain on-balance-sheet financial instruments approximated their fair value. These financial instruments include cash and amounts due from banks, interest-bearing deposits in banks, securities purchased and sold under resale and repurchase agreements, accrued interest receivable, short-term borrowings, acceptances, accrued interest payable, and certain other assets and liabilities that are considered financial instruments. Carrying values were assumed to approximate fair values for these financial instruments as they are short-term in nature and their recorded amounts approximate fair values or are receivable or payable on demand.

Trading securities:

Trading securities are carried at fair value based on quoted market prices. If quoted market prices did not exist, fair values were estimated using market yield on balance period to maturity on similar instruments and similar credit risk. For more information on the fair value of these securities, refer to Note 6.

Available for sale securities:

Available for sale investments principally comprise debt securities and are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using a market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. For more information on the fair value of these securities, refer to Note 7.

Loans:

The fair values of consumer installment loans and other consumer loans that do not reprice frequently were estimated using discounted cash flow models. The discount rates were based on current market pricing for loans with similar characteristics and risk factors. Since substantially all individual lines of credit and other variable rate consumer loans reprice frequently, with interest rates reflecting current market pricing, the carrying values of these loans approximate their fair values.

The fair values of commercial loans that do not reprice or mature within relatively short time frames were estimated using discounted cash flow models. The discount rates were based on current market interest rates for loans with similar remaining maturities and credit ratings. For commercial loans that reprice within relatively short time frames, the carrying values approximate their fair values.

For purposes of these fair value estimates, the fair values of impaired loans were computed by deducting an estimated market discount from their carrying values to reflect the uncertainty of future cash flows.

Deposits:

The fair value of demand deposits, savings deposits, and money market deposits without defined maturities are the amounts payable on demand. For deposits with defined maturities, the fair values were estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities.

Long-term debt:

The fair values of the Bank’s unquoted long-term debt instruments were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.

Term placements:

The fair values of term placements were estimated using discounted cash flow models. The discount rates were based on current market pricing for placements with similar characteristics and risk factors.

A comparison of the fair values and carrying values of financial instruments other than derivatives (see note 23) is set out below:

	As of March 31,
	2010				2011
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	297,558.5	Rs.	297,558.5	Rs.	288,902.1	Rs.	288,902.1	US $	6,486.4	US $	6,486.4
Term placements		58,166.3		58,126.8		102,049.4		101,982.3		2,291.2		2,289.7
Investments held for trading		28,158.8		28,158.8		38,216.9		38,216.9		858.0		858.0
Investments available for sale		481,398.8		481,398.8		628,704.9		628,704.9		14,115.5		14,115.5
Securities purchased under agreements to resell		20,000.0		20,000.0		—		—		—		—
Loans		1,297,180.4		1,310,088.0		1,622,856.0		1,626,854.0		36,435.9		36,525.7
Accrued interest receivable		13,767.3		13,767.3		19,752.6		19,752.6		443.5		443.5
Financial Liabilities:
Interest-bearing deposits		1,301,046.0		1,305,346.0		1,619,283.6		1,624,611.7		36,355.7		36,475.3
Non-interest-bearing deposits		371,354.3		371,354.3		462,845.4		462,845.4		10,391.7		10,391.7
Securities sold under repurchase agreements		—		—		60,000.0		60,000.0		1,347.1		1,347.1
Short-term borrowings		98,165.0		98,165.0		76,686.7		76,686.7		1,721.7		1,721.7
Accrued interest payable		19,964.2		19,964.2		27,746.0		27,746.0		622.9		622.9
Long-term debt		75,854.4		78,134.1		93,287.2		94,373.6		2,094.5		2,118.8

Segment information	12 Months Ended
Mar. 31, 2011
Segment information

25. Segment information

The Bank operates in three reportable segments: wholesale banking, retail banking and treasury services. The revenue and related expense recognition policies are set out in Note 2. Substantially all operations and assets are based in India.

The retail banking segment serves retail customers through a branch network and other delivery channels. This segment raises deposits from customers and makes loans, provides credit cards and debit cards, distributes third-party financial products, such as mutual funds and insurance, and provides advisory services to such customers. Revenues of the retail banking segment are derived from interest earned on retail loans, fees for banking and advisory services, profit from foreign exchange and derivative transactions and interest earned from other segments for surplus funds placed with those segments. Expenses of this segment are primarily comprised of interest expense on deposits, infrastructure and premises expenses for operating the branch network and other delivery channels, personnel costs, other direct overheads and allocated expenses. The Bank’s retail banking loan products also include loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes. Such grouping ensures optimum utilization and deployment of specialized resources in the retail banking business.

The wholesale banking segment provides loans and transaction services to corporate customers. As discussed above, loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes are included in retail banking segment. Revenues of the wholesale banking segment consist of interest earned on loans made to corporate customers, investment income from credit substitutes, interest earned on the cash float arising from transaction services, fees from such transaction services and profits from foreign exchange and derivative transactions with wholesale banking customers. The principal expenses of the segment consist of interest expense on funds borrowed from other segments, premises expenses, personnel costs, other direct overheads and allocated expenses.

The treasury services segment undertakes trading operations on the proprietary account (including investments in government securities), foreign exchange operations and derivatives trading both on the proprietary account and customer flows and borrowings. Revenues of the treasury services segment primarily consist of fees and gains and losses from trading operations and of net interest revenue/ expense from investments in government securities and borrowings. Revenues from foreign exchange and derivative operations and customer flows are classified under the retail or wholesale segments depending on the profile of the customer.

Segment income and expenses include certain allocations. Interest income is charged by a segment that provides funding to another segment, based on yields benchmarked to an internally developed composite yield curve which broadly tracks market-discovered interest rates.

Directly identifiable overheads are attributed to a segment at actual amounts incurred. Indirect shared costs, principally corporate office expenses, are generally allocated to each segment on the basis of area occupied, number of staff, volume and nature of transactions.

Summarized segment information for the years ended March 31, 2009, 2010 and 2011:

	Fiscal years ended March 31,
	2009								2010
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income (External)	Rs.	35,404.3	Rs.	34,197.8	Rs.	3,279.8	Rs.	72,881.9	Rs.	39,284.6	Rs.	41,715.4	Rs.	(68.7)	Rs.	80,931.3
Net interest income (Internal)		23,609.6		(23,304.1)		(305.5)		—		31,570.0		(31,547.8)		(22.2)		—
Net interest revenue		59,013.9		10,893.7		2,974.3		72,881.9		70,854.6		10,167.6		(90.9)		80,931.3
Less: Provision for credit losses		18,277.5		2,117.4		—		20,394.9		16,586.3		1,607.6		—		18,193.9

Net interest revenue, after allowance for credit losses		40,736.4		8,776.3		2,974.3		52,487.0		54,268.3		8,560.0		(90.9)		62,737.4
Non-interest revenue		26,353.4		6,375.6		874.0		33,603.0		30,417.4		5,565.6		6,916.7		42,899.7
Non-interest expense		(54,559.5)		(7,887.5)		(707.9)		(63,154.9)		(59,620.7)		(8,016.4)		(773.8)		(68,410.9)
Income before income tax	Rs.	12,530.3	Rs.	7,264.4	Rs.	3,140.4	Rs.	22,935.1	Rs.	25,065.0	Rs.	6,109.2	Rs.	6,052.0	Rs.	37,226.2

Segment assets:
Segment average total assets	Rs.	850,977.7	Rs.	911,206.8	Rs.	89,695.1	Rs.	1,851,879.6	Rs.	935,427.3	Rs.	1,023,020.0	Rs.	54,682.5	Rs.	2,013,129.8

	Fiscal year ended March 31,
	2011
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income (External)	Rs.	57,723.7	Rs.	50,959.5	Rs	(280.9)	Rs.	108,402.3	US $	2,433.6
Net interest income (Internal)		30,895.4		(32,113.5)		1,218.1		—		—
Net interest revenue		88,619.1		18,846.0		937.2		108,402.3		2,433.6
Less: Provision for credit losses		5,585.5		4,036.4		—		9,621.9		216.0

Net interest revenue, after allowance for credit losses		83,033.6		14,809.6		937.2		98,780.4		2,217.6
Non-interest revenue		39,287.4		6,342.3		1,185.7		46,815.4		1,051.1
Non-interest expense		(70,459.0)		(10,851.2)		(1,060.0)		(82,370.2)		(1,849.2)

Income before income tax	Rs.	51,862.0	Rs.	10,300.7	Rs.	1,062.9	Rs.	63,225.6	US $	1,419.5

Segment assets:
Segment average total assets	Rs.	1,191,386.4	Rs.	1,287,233.9	Rs.	81,336.0	Rs.	2,559,956.3	US $	57,475.4

The total amount of goodwill that arose from the acquisition of CBoP in the fiscal period ended March 31, 2009 was Rs. 74,937.9 million and no tax deduction is available on the said amount. The entire amount of goodwill was allocated to the retail banking segment.

Commitments and contingencies	12 Months Ended
Mar. 31, 2011
Commitments and contingencies

26. Commitments and contingencies

Commitments and contingent liabilities other than for off balance sheet financial instruments (see note 23) are as follows:

Capital commitments

The Bank has entered into committed capital contracts, principally for branch expansion and technology upgrades. The estimated amounts of contracts remaining to be executed on the capital account as of March 31, 2010 and March 31, 2011 aggregated Rs. 1,628.1 million and Rs. 3,551.2 million, respectively.

Contingencies

The Bank is party to various legal proceedings in the normal course of business. Some of the provisions of indirect tax laws that have been recently promulgated remain open to interpretations. The Bank estimates the provision for these indirect taxes since no precedents exist which could be used as points of reference. The amount of claims against the Bank which are not acknowledged as debts as of March 31, 2011 aggregated to Rs.1,538.9 million (previous year Rs.179.6million). The Bank does not expect the outcome of these proceedings to have a material adverse effect on the Bank’s results of operations, financial condition or cash flows. The Bank intends to vigorously defend these claims. Although the results of legal actions cannot be predicted with certainty, it is the opinion of management, after taking appropriate legal advice, that the likelihood of these claims becoming obligations of the Bank is remote and hence the resolution of these actions will not have a material adverse effect, if any, on the Bank’s business, financial condition or results of operations.

Lease commitments

Operating leases are primarily comprised of office premises, employee residences and ATMs, with a renewal option of the Bank. The future minimum lease payments as of March 31, 2011 were as follows:

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	4,378.9	US $	98.3
2013		4,171.2		93.7
2014		3,837.2		86.2
2015		3,515.2		78.9
2016		3,234.4		72.6
Thereafter		6,314.0		141.8

Total	Rs.	25,450.9	US $	571.5

Related party transactions	12 Months Ended
Mar. 31, 2011
Related party transactions

27. Related party transactions

The Bank’s principal related parties consist of HDFC Limited, its principal owner, subsidiaries of HDFC Limited and affiliates of the Bank. Transactions disclosed under “others” primarily consist of transactions with subsidiaries of HDFC Limited and affiliates of the Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are summarized as follows:

Balances payable to related parties are as follows:

	As of March 31,
	2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	9,287.9	Rs.	1,729.9	Rs.	11,017.8	Rs.	6,600.2	Rs.	1,805.4	Rs.	8,405.6	US $	188.7
Balances in interest- bearing deposits		15,000.0		691.5		15,691.5		9,598.0		210.6		9,808.6		220.2
Accounts payable		1.5		—		1.5		—		—		—		—

Total	Rs.	24,289.4	Rs.	2,421.4	Rs.	26,710.8	Rs.	16,198.2	Rs.	2,016.0	Rs.	18,214.2	US $	408.9

Balances receivable from related parties are as follows:

	As of March 31,
	2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	43.8	Rs.	43.8	Rs.	—	Rs.	—	Rs.	—	US $	—
Other assets		130.8		1,018.9		1,149.7		84.4		599.8		684.2		15.4

Total	Rs.	130.8	Rs.	1,062.7	Rs.	1,193.5	Rs.	84.4	Rs.	599.8	Rs.	684.2	US $	15.4

Purchase of property and equipment from related parties for the years ended March 31, 2010 and 2011 were Rs. 20.0 million and Nil, respectively.

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2009						2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	557.6	Rs.	5,000.6	Rs.	5,558.2	Rs.	769.0	Rs.	5,338.8	Rs.	6,107.8	Rs.	807.2	Rs.	7,620.7	Rs.	8,427.9	US $	189.2
Interest and Dividend revenue		—		22.1		22.1		—		25.8		25.8		—		45.0		45.0		1.0
Non-interest expense-Premises and equipment		(6.9)		(7.6)		(14.5)		(8.5)		(13.7)		(22.2)		(17.3)		(12.6)		(29.9)		(0.7)

Other transactions with principal owners are as follows:

During the years ended March 31, 2010 and March 31, 2011, the Bank purchased “AAA” rated home loans aggregating Rs.48,702.9 million and Rs. 43,789.7million, respectively. Dividends paid to HDFC Limited and its subsidiaries for the years ended March 31, 2010 and 2011 were Rs.524.4 million and Rs. 943.7million, respectively. The Bank also enters into foreign exchange and derivative transactions with HDFC Ltd. The notional principal amount and the mark-to-market gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2011 was Rs.2,500million (previous year Rs.9,701.2 million) and Rs.65.8million (previous year Rs.18.9million), respectively.

On June 2, 2008 HDFC Limited subscribed to the preferential offer of 131,001,100 warrants convertible into 131,001,100equity shares of HDFC Bank Limited at a price of Rs. 306.03 per equity share. The allotment was in terms of the SEBI guidelines. During the previous year, HDFC Limited exercised its right to convert the above warrants into equity shares and the Bank received an amount of Rs. 36,080.6 million from HDFC Limited.

Regulatory capital and capital adequacy	12 Months Ended
Mar. 31, 2011
Regulatory capital and capital adequacy

28. Regulatory capital and capital adequacy

The Bank is a banking company within the meaning of the Indian Banking Regulation Act, 1949, registered with and subject to supervision by the RBI. Failure to meet minimum capital requirements could lead to regulatory actions by the RBI that, if undertaken, could have a material effect on the Bank and its financial position. As per RBI’s prudential norms on Capital adequacy under the Basel 1 framework (Basel 1), the Bank is required to maintain a Capital to Risk- weighted Asset Ratio of a minimum 9%, for both credit risk and market risk. RBI has also issued its prudential guidelines on ‘Capital Adequacy and Market Discipline – Implementation of the New Capital Adequacy Framework’ (Basel II). The Bank has migrated to the new framework effective March 31, 2009. Under Basel II guidelines, the Bank is required to maintain a minimum Capital to Risk-weighted Asset Ratio of 9% on an ongoing basis for credit risk, market risk and operational risk, with a minimum Tier 1 capital ratio of 6%. Further, the minimum capital maintained by the Bank as on March 31, 2011 is subject to a prudential floor, which is the higher of the following amounts:

a)	Minimum capital required as per the new framework (Basel II); or

b)	80% of the minimum capital required to be maintained as per the Basel I framework.

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP and calculated under both the Basel I and Basel II frameworks, are as follows:

	Basel I, as of March 31,						Basel II, as of March 31,
	2010		2011		2011		2010		2011		2011
			(In millions)				(In millions)
Tier 1 capital	Rs.	205,488.5	Rs.	237,704.1	US $	5,336.9	Rs.	205,488.5	Rs.	237,183.5	US $	5,325.2
Tier 2 capital		64,919.4		77,438.1		1,738.6		64,919.4		77,438.1		1,738.6

Total capital	Rs.	270,407.9	Rs.	315,142.2	US $	7,075.5	Rs.	270,407.9	Rs.	314,621.6	US $	7,063.8

Total risk- weighted assets and contingents	Rs.	1,643,327.7	Rs.	2,057,206.2	US $	46,187.8	Rs.	1,549,830.1	Rs.	1,939,602.6	US $	43,547.4

Capital ratios of the Bank:
Tier 1		12.50%		11.56%				13.26%		12.23%
Total capital		16.45%		15.32%				17.44%		16.22%
Minimum capital ratios required by the RBI:
Tier 1		4.50%		4.50%				6.00%		6.00%
Total capital		9.00%		9.00%				9.00%		9.00%

Dividends

Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2011 cannot exceed 35% of net income of Rs.39,264.0 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2009, 2010 and 2011 were Rs. 2.00, Rs. 2.60 and Rs. 3.30 per equity share, respectively.

Earnings per equity share	12 Months Ended
Mar. 31, 2011
Earnings per equity share

29. Earnings per equity share

By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs. 2.0 each. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. 1 ADS continues to represent 3 shares.

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of 22.5 million and 16.4 million were excluded from the calculation of diluted earnings per share for the years ended March 31, 2010 and March 31, 2011, respectively, as these were anti-dilutive for the years.

	As of March 31,
	2009	2010	2011
Weighted average number of equity shares used in computing basic earnings per equity share	2,074,872,790	2,182,197,865	2,309,042,936
Effect of potential equity shares for stock options outstanding	10,589,375	27,045,525	32,879,357

Weighted average number of equity shares used in computing diluted earnings per equity share	2,085,462,165	2,209,243,390	2,341,922,293

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2009		2010	2011	2011
Basic earnings per share	Rs.	7.28	Rs.11.26	Rs.17.84	US $	0.40
Effect of potential equity shares for stock options outstanding		0.04	0.14	0.25		0.01

Diluted earnings per share	Rs.	7.24	Rs.11.12	Rs.17.59	US $	0.39

Basic earnings per ADS	Rs.	21.84	Rs.33.78	Rs.53.52	US $	1.20
Effect of potential equity shares for stock options outstanding		0.12	0.42	0.75		0.03

Diluted earnings per ADS	Rs.	21.72	Rs.33.36	Rs.52.77	US $	1.17

Subsidiaries	12 Months Ended
Mar. 31, 2011
Subsidiaries

30. Subsidiaries

HDB Financial Services Limited (“HDBFSL”) is a non-banking financial company and a subsidiary of the Bank. As at March 31, 2011, the stake-holding of the Bank in HDBFSL was 97.68%. The financial statements of HDBFSL are consolidated.

HDFC Securities Ltd. (“HSL”) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As at March 31, 2011 the Bank holds a 63.76% effective equity interest. The financial statements of HSL are consolidated.

Atlas Documentary Facilitators Company Private Ltd (“ADFC”) specializes in back-office processing. The Bank regularly transacts business with ADFC. As on March 31, 2011, HDFC Bank Ltd. and its subsidiaries hold 46.54% of the equity interests of ADFC. Members of the Bank’s management team as well as other employees also hold a stake in the equity share capital. The financial statements of ADFC are consolidated.

HBL Global Private Ltd (“HBL”) is a subsidiary of ADFC which holds 98.0% of its equity. HBL provides direct sales support for certain products of the Bank. The financial statements of HBL are consolidated.

Investments in Affiliates	12 Months Ended
Mar. 31, 2011
Investments in Affiliates

31. Investments in Affiliates

The Bank frequently partners with other HDFC group companies when making investments. The Bank currently has two strategic investments in which HDFC group companies are co-investors. Without the prior approval of the RBI, the Bank cannot hold more than a 30% equity stake in another company. The following is a list of investments in affiliates:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	11.1	16.1%	31.2%
Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%
International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%
Centillion Solutions and Services Private Limited	Business of back office support services	Rs.	1.5	29.9%	29.9%

The holdings in the above-mentioned companies are accounted for under the equity method of accounting. The increase/ (decrease) in the carrying value in these companies was Rs.(45.8) million in fiscal 2011 (previous year Rs.60.6million). This is included under non-interest revenue –other, net.

Fair value measurement	12 Months Ended
Mar. 31, 2011
Fair value measurement

32. Fair value measurement

FASB Accounting Standards Codification “ASC” 820 (Topic 820) Fair Value Measures and Disclosures, defines fair value, establishes a framework for measuring fair value in US GAAP, and expands disclosures about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level of input	Definition
Level 1	Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2	Quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	Inputs that are both significant to the fair value measurement and unobservable (i.e. supported with little or no market activity).

The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. These valuation methodologies were applied to all of the Bank’s financial assets and financial liabilities carried at fair value. In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon market standard valuation methodologies or internally developed models that primarily use, as inputs, observable market-based parameters such as yield curves. The valuation methodology primarily includes discounted cash flow techniques. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

The Bank uses its quantitative pricing models to determine the fair value of its derivative instruments. These models use multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position that are observable directly or indirectly. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over tie.

Financial assets and financial liabilities measured at fair value on a recurring basis:

Available for Sale Securities: Available for sale investments are principally comprised of debt securities and are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using the market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk.

Trading Securities: Trading securities are carried at fair value based on quoted market prices or market observable inputs.

Held to maturity securities: There were no HTM securities as of March 31, 2010 and March 31, 2011.

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 642.8 million on a recurring basis as of March 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Investments held for trading	Rs.	28,158.8	Rs.	521.8	Rs.	27,637.0
Investments available for sale		480,756.0		484.7		480,271.3

Total	Rs.	508,914.8	Rs.	1,006.5	Rs.	507,908.3

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 587.9 million on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Trading account securities	Rs.	38,216.9	Rs.	2.9	Rs.	38,214.0
Securities Available-for-Sale		628,116.8		874.0		627,242.8

Total	Rs.	666,333.7	Rs.	876.9	Rs.	665,456.8
	US $	14,960.4	US $	19.7	US $	14,940.7

Derivatives: The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks. Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in Rupees.

The Bank uses its pricing models to determine the fair value of its derivative instruments. These models use market inputs that are observable directly or indirectly.

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	77,929.2	Rs.	—	Rs.	77,929.2	Rs.	—
Derivative liabilities	Rs.	75,326.1	Rs.	—	Rs.	75,326.1	Rs.	—

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	75,593.6	Rs.	—	Rs.	75,593.6	Rs. —
Derivative liabilities	Rs.	74,401.8	Rs.	—	Rs.	74,401.8	Rs. —

Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2011
Accumulated other comprehensive income

33. Accumulated other comprehensive income

The cumulative balances included in accumulated other comprehensive income are:

	As of March 31,
	2010		2011		2011
	(In millions)

Net unrealized loss on available for sale securities	Rs.	(183.3)	Rs.	(5,661.0)	US $	(127.1)
Foreign currency translation reserve		(15.4)		(51.5)		(1.2)

	Rs.	(198.7)	Rs.	(5,712.5)	US $	(128.3)

Business combination	12 Months Ended
Mar. 31, 2011
Business combination

34. Business combination

Effective May 23, 2008, the Bank acquired Centurion Bank of Punjab Limited (“CBoP”) . Both the entities were banking companies incorporated under the Companies Act, 1956 and licensed by the Reserve Bank of India under the Banking Regulation Act, 1949.

The transaction was completed during the fiscal year ended March 31, 2009 and accounted for as business combination, which resulted in goodwill of Rs. 74,937.9 million and intangible assets of Rs. 16,002.0 million. CBoP, a private sector Bank, offered a wide spectrum of retail, small and medium enterprise and corporate banking products and services. The primary purpose for the acquisition was to realize potential synergies and growth opportunities from combining the businesses of CBoP. These anticipated synergies contributed to a purchase price that resulted in the recognition of goodwill.

The purchase consideration amounted to Rs. 102,769.4 million, of which Rs. 100,469.5 million was paid by way of the issuance of five equity share of HDFC Bank Limited (face value Rs.2.0) in exchange for every 29 equity shares of CBoP (face value Re. 1.0).

Purchase price allocation

The acquisition is accounted for under the purchase method of accounting in accordance with former SFAS No. 141, “Business Combinations”. The purchase price of CBoP amounted to Rs. 102,769.4 million, of which Rs. 100,469.5 million is by way of issue of equity shares, Rs. 622.8 million by way of direct acquisition costs and cost of Rs. 1,677.1 million arising from issue of the Bank’s stock options issued in exchange for the outstanding CBoP’s stock options held by its employees as of the acquisition date.

The purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values as of May 23, 2008 as summarized below:

	(in millions)		(in millions)
Purchase Price
Issue of 349,419,780 equity shares	Rs.	100,469.5	US $	2255.7
Direct acquisition costs		622.8		14.0
Issue of stock options to employees		1,677.1		37.7

Total purchase price		102,769.4		2,307.4

Assets acquired:
Cash and cash equivalents		20,567.5		461.8
Term placements		9,318.7		209.2
Investments, available for sale		57,236.7		1,285.1
Loans		152,030.3		3,413.3
Accrued interest receivable		2,296.9		51.6
Property and equipment, net		3,288.9		73.8
Intangible assets		16,002.0		359.3
Other assets		6,093.6		136.8

Total assets acquired		266,834.6		5,990.9

Liabilities assumed:
Deposits		208,155.7		4,673.4
Short-term borrowings		591.9		13.3
Accrued interest payable		2,349.0		52.7
Long-term debt		14,687.8		329.8
Accrued expenses and other liabilities		13,218.7		296.8

Total estimated liabilities acquired		239,003.1		5,366.0

Total fair value of net assets acquired		27,831.5		624.9

Goodwill	Rs.	74,937.9	US $	1,682.5

The total amount of goodwill is Rs.74,937.9 million and no tax deduction is available on the said amount. The entire amount of goodwill is allocated to the retail banking segment.

Intangible assets acquired

The estimated useful lives of the intangible assets as of May 23, 2008 were as follows:

	Fair value				Weighted average life
	(in millions)				(in years)
Intangible assets subject to amortization:
Branch network	Rs.	8,335.0	US $	187.1	6
Customer list		2,710.0		60.8	2
Core deposit		4,414.0		99.1	5
Favorable leases		543.0		12.2	15

Total	Rs.	16,002.0	US $	359.2	5.35

Subsequent events	12 Months Ended
Mar. 31, 2011
Subsequent events

35. Subsequent events

i)	In the meeting of Board of Directors of the Bank held on April 18, 2011, the Board recommended a dividend of Rs. 3.30 per share, which has been subsequently approved by the shareholders in their Annual General Meeting held on July 6, 2011. The total amount of dividend of Rs. 8,921.5 million including tax on distributed profits was paid subsequent to July 6, 2011.

ii)	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split which reduced the par value of each equity share from Rs. 10.0 to Rs. 2.0 per share effective as of July 16, 2011. Consequently, the number of equity shares issued increased to 2,326,128,420 shares of Rs. 2.0 each. All share/ADS and per share/ADS information in the consolidated financial statements reflect the effect of these events retroactively.

iii)	By a special resolution on July 6, 2011, the shareholders of the Bank also authorized the Board of Directors of the Bank to make appropriate adjustments to stock options under its various schemes such that all employee stock options available for grant and those already granted but not exercised as on the record date (viz. July 16, 2011) shall be proportionately converted into options for shares of face value Rs. 2.0 each and the grant price on all outstanding stock options on the record date shall be proportionately adjusted by dividing the existing grant price by Rs. 5.

Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2011
Principles of consolidation

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary under Financial Accounting Standard Board Accounting Standard Codification “FASB ASC” Topic 810 “Consolidations”. All significant inter-company accounts and transactions are eliminated on consolidation.

Basis of presentation

b. Basis of presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulations Act and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences insofar as they relate to the Bank include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred income taxes, stock-based compensation, employee benefits, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes.

Use of estimates

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation and impairment assessment of goodwill.

Cash and cash equivalents

d. Cash and cash equivalents

The Bank considers all highly liquid financial instruments, which are readily convertible into cash and have original maturities of three months or less on the date of purchase, to be cash equivalents.

Customer acquisition costs

e. Customer acquisition costs

Customer acquisition costs principally consist of commissions paid to third party referral agents who obtain retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

Investments in securities

f. Investments in securities

Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt and equity securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.

Credit substitute securities typically consist of commercial paper and short-term debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in Note 9 and on concentrations of credit risk in Note 13.

All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.

Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in earnings.

Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.

Equity securities with readily determinable fair values and all debt securities that are not classified as HTM or HFT are classified as available for sale (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.

Where management determines that an HTM security’s credit rating has been irrevocably downgraded, and continued holding to maturity is likely to result in increased losses, it transfers the security to AFS or sells the security at the best available price.

Transfers between categories are recorded at fair value on the date of the transfer.

Impairment of securities

g. Impairment of securities

Declines in the fair values of held to maturity and available for sale securities below their carrying value that are other than temporary are reflected in earnings as realized losses, based on management’s best estimate of the fair value of the investment. The Bank identifies other than temporary declines based on an evaluation of all significant factors, including the length of time and extent to which fair value is less than carrying value and the financial condition and economic prospects of the issuer. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increases and where the Bank has the ability and intent to hold the security until the forecasted recovery.

Loans

h. Loans

The Bank grants retail and wholesale loans to customers.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses.

Interest is accrued on the unpaid principal balance and is included in interest income. Loans are placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured for which interest income is recognized when received. Loans are placed on “non-accrual” status when interest or principal payments are one quarter past due.

Allowance for credit losses

i. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific and unallocated allowances.

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due, the nature of the security available and loan to value ratios. The loans are charged off against allowances at defined delinquency levels.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the expected amount of losses inherent in such product. In making such estimates, among other factors considered, the Bank stratifies such loans based on the number of days past due and takes into account historical losses for such product, the nature of security available and loan to value ratios.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance cannot be recovered. Subsequent recoveries, if any, are adjusted to income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer in the aggregate for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed.

In light of the significant growth in the size and diversity of its wholesale loan portfolio, the Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

Sales/transfer of receivables

j. Sales/transfer of receivables

The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the SPE route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to special purpose entities (SPEs), formerly qualifying special purpose entities (QSPEs) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.

Effective April 1, 2010, upon adoption of ASU 2009-16, the Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE.

Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.

Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

Property and equipment

k. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets.

Impairment or disposal of tangible long-lived assets

l. Impairment or disposal of tangible long-lived assets

Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

Income tax

m. Income tax

Income tax expense/benefit consists of the current tax provision and the net change in the deferred tax asset or liability in the year.

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Under FASB ASC 740, income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

Revenue recognition

n. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received. The Bank generally does not charge upfront loan origination fees. Nominal application fees are charged which offset the related costs incurred.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment, provided the amounts are collectible.

Dividends are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

Foreign currency transactions

o. Foreign currency transactions

The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income.

For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated OCI.

Stock-based compensation	p. Stock-based compensation The fair value of stock-based compensation is estimated on the date of each grant based on a pricing model. For further information, see note 21.
Debt issuance costs	q. Debt issuance costs Issuance costs of long-term debt are amortized over the tenure of the debt.
Earnings per share

r. Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in Note 29.

Segment information	s. Segment information The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in Note 25.
Derivative financial instruments

t. Derivative financial instruments

The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income in the period of change.

The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.

The Bank enters into rupee interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically lays these off in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

Business combination

u. Business combination

The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair values of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact our future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

Goodwill and other intangibles

v. Goodwill and other intangibles

Goodwill arising from a business combination is not amortized but is tested for impairment in accordance with FASB ASC 350-20 ‘Goodwill’. Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Intangible assets consist of branch network representing contractual and non-contractual customer relationships, customer list, core deposit intangible and favorable leases. These are amortized over their estimated useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	15	Straight-line

Recently adopted accounting standards

w. Recently adopted accounting standards

In June 2009, FASB issued guidance on Accounting for Transfers of Financial Assets, an amendment of FASB Statement No. 140 (now incorporated into ASC 860, Transfers and Servicing). It eliminates the concept of a “qualifying special-purpose entity”(QSPEs), changes the requirements for derecognizing financial assets, and requires additional disclosures. The Bank adopted this guidance effective April 1, 2010. The adoption of this guidance did not have any impact on the Bank’s consolidated financial statement.

In June 2009, FASB issued amendments to the FASB Interpretation now incorporated into ASC 810, Consolidation. This codification details three key changes to the consolidation model. First, former QSPEs will now be included in the scope of ASC 810. In addition, FASB has changed the method of analyzing which party to a variable interest entity (VIE) should consolidate the VIE (known as the primary beneficiary) to a qualitative determination of which party to the VIE has “power” combined with potentially significant benefits or losses, instead of the current quantitative risks and rewards model. The entity that has power has the ability to direct the activities of the VIE that most significantly impact the VIE’s economic performance. Finally, the new standard requires that the primary beneficiary analysis be re-evaluated whenever circumstances change. The previous guidance required reconsideration of the primary beneficiary only when specified reconsideration events occurred. The Bank adopted the provisions of this codification effective April 1, 2010. The adoption of this ASC did not have any impact on the Bank’s consolidated financial position, results of operation and cash flows.

In January 2010, FASB issued ASU 2010-06 Improving Disclosures about Fair Value Measurements and Disclosures. This ASU requires disclosing the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. The disclosures are effective for reporting periods beginning after December 15, 2009. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010. This ASU requires only additional disclosures. The Bank adopted the provisions of disclosing significant transfers in and out of Level 1 and Level 2 effective April 1, 2010. The Bank will adopt disclosures of the gross purchases, sales, issuance and settlements activity in Level 3 fair value measurements from April 1, 2011. The adoption of this ASC did not have any impact on the Bank’s consolidated financial position, results of operation and cash flows.

In July 2010, FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This ASU requires additional disclosures about a Company’s allowance for credit losses and the credit quality of the loan portfolio. The additional disclosures include a roll forward of the allowance for credit loss on a disaggregated basis and more information, by type of receivable, on credit quality indicators including aging and troubled debt restructurings as well as significant purchases and sales. The guidance contained in this update is effective for interim and annual reporting periods ending on or after December 15, 2010. This new accounting guidance does not change the accounting model, and accordingly, did not have an impact on the Bank’s consolidated financial position or results of operations. The additional disclosures required by this guidance are included in Note 11.

Recently issued accounting pronouncements not yet effective

x. Recently issued accounting pronouncements not yet effective

In April 2011, Accounting Standards Update (ASU) 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring was issued effective for interim and annual periods beginning on or after June 15, 2011. ASU 2011-02 provides evaluation criteria for whether a restructuring constitutes a troubled debt restructuring. Additional disclosures around the nature and extent of modified finance receivables and their effect on the allowance for loan losses may be required under ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses for finance receivables meeting the definition of a troubled debt restructuring in ASU 2011-02. The adoption of ASU 2011-02 is not expected to have a material impact on the Bank’s consolidated financial position, results of operations and cash flows.

In April 2011, FASB issued new accounting guidance that addresses effective control in repurchase agreements and eliminates the requirement for entities to consider whether the transferor (i.e., seller) has the ability to repurchase the financial assets in a repurchase agreement. This new accounting guidance will be effective, on a prospective basis to new transactions or modifications for interim or annual periods beginning on or after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In May 2011, FASB issued ASU 2011-04 “Fair Value Measurement” which amends the fair value accounting guidance. The amendments clarify the application of the highest and best use and valuation premise concepts, preclude the application of blockage factors in the valuation of all financial instruments and include criteria for applying the fair value measurement principles to portfolios of financial instruments. The amendments additionally prescribe enhanced financial statement disclosures for Level 3 fair value measurements. The new amendments will be effective for interim or annual periods beginning on or after December 15, 2011. The Bank is currently assessing the impact of this guidance on the consolidated financial position and results of operations.

In June 2011, FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removes current presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This new accounting guidance will be effective for interim or annual periods beginning on or after December 15, 2011. Upon adoption of this guidance, the Bank will change the presentation of Comprehensive Income. The adoption of this guidance will not have any impact on the Bank’s consolidated financial position or results of operations.

In September 2011, FASB issued new Accounting Standards Update 2011-08, Testing Goodwill for Impairment, which amends the guidance in ASC 350-20. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The adoption of this guidance is not expected to have a material impact on the Bank’s consolidated financial position or results of operations. The new Amendments will be effective for the interim or annual periods beginning on or after December 15, 2011.

Convenience translation

y. Convenience translation

The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the year ended March 31, 2011 have been translated into U.S. dollars at U.S. $1.00 = Rs. 44.54 as published by Federal Reserve Board of New York on March 31, 2011. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.

Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Composite depreciation rate

Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

Schedule of Intangible Assets Amortization Computation Factors

Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	15	Straight-line

Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2010 and March 31, 2011:

	As of March 31, 2010						As of March 31, 2011
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	2,578.9	Rs.	5,756.1	Rs.	8,335.0	Rs.	3,967.4	Rs.	4,367.6	US $	98.1
Customer list		2,710.0		2,517.0		193.0		2,710.0		2,710.0		—		—
Core deposit		4,414.0		1,638.6		2,775.4		4,414.0		2,520.7		1,893.3		42.5
Favorable leases		543.0		306.0		237.0		543.0		401.0		142.0		3.2

Total	Rs.	16,002.0	Rs.	7,040.5	Rs.	8,961.5	Rs.	16,002.0	Rs.	9,599.1	Rs.	6,402.9	US $	143.8

Schedule of Expected Amortization Expense

The estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

	As of March 31,
	2011		2011
	(in millions)
To be amortized during the twelve months ending March 31:
2012	Rs.	2,328.9	US $	52.3
2013		2,304.5		51.7
2014		1,538.5		34.5
2015		219.0		4.9
2016		7.0		0.2

Investments (Tables)	12 Months Ended
Mar. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure

The portfolio of trading securities as of March 31, 2010 and 2011 was as follows:

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	20,867.9	Rs.	1.0	Rs.	8.0	Rs.	20,860.9
Securities issued by Government of India sponsored institutions		442.4		3.6		0.3		445.7
Securities issued by state government sponsored institutions		354.3		15.0		0.3		369.0
Other corporate/financial institution bonds		500.0		22.1		—		522.1
Deposit Certificates issued by banks		5,892.5		—		—		5,892.5

Total debt securities		28,057.1		41.7		8.6		28,090.2
Equity securities		69.7		0.4		1.5		68.6

Total	Rs.	28,126.8	Rs.	42.1	Rs.	10.1	Rs.	28,158.8

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	14,222.6	Rs.	63.5	Rs.	0.3	Rs.	14,285.8
Securities issued by Government of India sponsored institutions		848.9		36.2		0.1		885.0
Other corporate/financial institution bonds		1,379.8		12.2		—		1,392.0
Deposit Certificates issued by banks		21,628.1		23.1		—		21,651.2

Total debt securities		38,079.4		135.0		0.4		38,214.0
Equity securities		3.0		—		0.1		2.9

Total	Rs.	38,082.4	Rs.	135.0	Rs.	0.5	Rs.	38,216.9

Total	US $	855.0	US $	3.0	US $	—	US $	858.0

Available for Sale Debt Securities Amortized Cost and Fair Value

The portfolio of available for sale securities at March 31, 2010 and 2011 was as follows:

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	469,589.1	Rs.	2,744.2	Rs.	3,079.7	Rs.	469,253.6
Securities issued by Government of India sponsored institutions		928.2		59.7		—		987.9
State government securities		494.6		8.1		—		502.7
Securities issued by state government sponsored institutions		19.7		0.2		—		19.9
Credit substitutes (see note 9)		2,429.2		47.1		—		2,476.3
Other corporate/financial institution bonds		603.6		3.4		—		607.0

Debt securities, other than asset and mortgage-backed securities		474,064.4		2,862.7		3,079.7		473,847.4
Mortgage-backed securities		6,171.9		90.6		36.2		6,226.3
Asset-backed securities		662.8		19.4		—		682.2
Other securities		639.7		3.2		—		642.9

Total	Rs.	481,538.8	Rs.	2,975.9	Rs.	3,115.9	Rs.	481,398.8

Securities with gross unrealized losses							Rs.	241,461.1

Securities with gross unrealized gains								239,937.7

							Rs.	481,398.8

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	587,417.8	Rs.	113.7	Rs.	8,772.6	Rs.	578,758.9
Securities issued by Government of India sponsored institutions		290.6		6.0		—		296.6
State government securities		252.6		1.2		0.5		253.3
Securities issued by state government sponsored institutions		9.8		—		—		9.8
Credit substitutes (see note 9)		14,526.6		26.1		61.6		14,491.1
Other corporate/financial institution bonds		1,117.8		51.7		0.1		1,169.4
Certificate of Deposit		27,449.2		67.4		49.6		27,467.0

Debt securities, other than asset and mortgage-backed securities		631,064.4		266.1		8,884.4		622,446.1
Mortgage-backed securities		4,565.9		274.5		9.9		4,830.5
Asset-backed securities		831.9		13.9		2.4		843.4
Other securities		584.9		—		—		584.9

Total	Rs.	637,047.1	Rs.	554.5	Rs.	8,896.7	Rs.	628,704.9

Total	US $	14,302.8	US $	12.4	US $	199.7	US $	14,115.5

Securities with gross unrealized losses							Rs.	558,670.0
Securities with gross unrealized gains								70,034.9

							Rs.	628,704.9

							US $	14,115.5

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2010 is as follows:

	As of March 31, 2010
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	221,038.8	Rs.	2,605.4	Rs.	17,480.2	Rs.	474.3	Rs.	238,519.0	Rs.	3,079.7
State government securities		11.6		—		—		—		11.6		—
Securities issued by state government sponsored institutions		4.9		—		—		—		4.9		—

Debt securities		221,055.3		2,605.4		17,480.2		474.3		238,535.5		3,079.7
Mortgage-backed securities		2,925.6		36.2		—		—		2,925.6		36.2

Total	Rs.	223,980.9	Rs.	2,641.6	Rs.	17,480.2	Rs.	474.3	Rs.	241,461.1	Rs.	3,115.9

The gross unrealized losses and fair value of available for sale securities at March 31, 2011 was as follows:

	As of March 31, 2011
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	345,334.9	Rs.	3,702.2	Rs.	187,813.4	Rs.	5,070.4	Rs.	533,148.3	Rs.	8,772.6
State government securities		51.5		0.3		11.5		0.2		63.0		0.5
Securities issued by state government sponsored institutions		—		—		4.9		—		4.9		—
Credit substitutes (see note 9)		9,416.8		61.6		—		—		9,416.8		61.6
Corporate bonds		49.4		0.1		—		—		49.4		0.1
Certificate of Deposit		15,436.0		49.6		—		—		15,436.0		49.6

Debt securities		370,288.6		3,813.8		187,829.8		5,070.6		558,118.4		8,884.4
Mortgage-backed securities		387.1		9.9		—		—		387.1		9.9
Asset-backed securities		164.5		2.4		—		—		164.5		2.4

Total	Rs.	370,840.2	Rs.	3,826.1	Rs.	187,829.8	Rs.	5,070.6	Rs.	558,670.0	Rs.	8,896.7

Total	US $	8,326.0	US $	85.9	US $	4,217.1	US $	113.8	US $	12,543.1	US $	199.7

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2009		2010		2011		2011
	(In millions)

Gross realized gains on sale	Rs.	3,963.6	Rs.	5,691.3	Rs.	782.6	US $	17.5

Gross realized losses on sale		(1,023.7)		(1,116.4)		(406.9)		(9.1)

Realized gains (losses), net		2,939.9		4,574.9		375.7		8.4

Dividends and interest		35,636.9		33,304.6		40,739.8		914.7

Total	Rs.	38,576.8	Rs.	37,879.5	Rs.	41,115.5	US $	923.1

Securities Available-for-Sale
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2011 is set out below:

	As of March 31, 2011
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	159,965.7	Rs.	159,774.5	US $	3,587.2
Over one year through five years		303,746.0		298,800.7		6,708.6
Over five years through ten years		107,600.0		105,443.5		2,367.4
Over ten years		59,752.7		58,427.4		1,311.8

Total	Rs.	631,064.4	Rs.	622,446.1	US $	13,975.0

Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2011
Available for sale Securities, Credit Substitute

The fair values of credit substitutes by type of instrument as of March 31, 2010 and March 31, 2011 were as follows:

	As of March 31,
	2010				2011
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	2,233.6	Rs.	2,279.2	Rs.	2,622.2	Rs.	2,584.3
Commercial paper		195.6		197.1		11,904.4		11,906.8

Total	Rs.	2,429.2	Rs.	2,476.3	Rs.	14,526.6	Rs.	14,491.1

					US $	326.1	US $	325.4

Financing Receivable, Credit Substitute, Credit Quality Indicators

The fair values of credit substitutes have been analyzed as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Performing	Rs.	2,476.3	Rs.	14,491.1	US $	325.3
Impaired–gross balance		313.6		106.7		2.4
Less amounts provided for other than temporary impairments		313.6		106.7		2.4

Impaired credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	2,476.3	Rs.	14,491.1	US $	325.3

Impaired Financing Receivables, Credit Substitute

Impaired credit substitutes

	As of March 31,
	2010		2011		2011
	(In millions)
Gross impaired credit substitutes:
–on accrual status	Rs.	—	Rs.	—	US $	—
–on non-accrual status		313.6		106.7		2.4

Total	Rs.	313.6	Rs.	106.7	US $	2.4

Gross impaired credit substitutes by industry:
— Textiles & Garments	Rs.	—	Rs.	101.7	US $	2.3
— Drugs and Pharmaceuticals		313.6		5.0	US $	0.1

Total	Rs.	313.6	Rs.	106.7	US $	2.4

Average impaired credit substitutes	Rs.	156.8	Rs.	53.4	US $	1.2

Interest foregone on impaired credit substitutes	Rs.	—	Rs.	—	US $	—

Interest income recognized on impaired credit substitutes	Rs.	—	Rs.	—	US $	—

Interest income recognized on impaired credit substitutes on a cash basis	Rs.	—	Rs.	—	US $	—

Loans (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable

Loans by facility as of March 31, 2010 and March 31, 2011 were as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Retail loans:
Auto loans	Rs.	197,507.7	Rs.	257,670.2	US $	5,785.1
Personal loans/ Credit cards		129,413.1		158,283.2		3,553.7
Retail business banking		144,733.7		207,975.5		4,669.4
Other retail loans		261,329.7		356,215.7		7,997.8

Subtotal	Rs.	732,984.2	Rs.	980,144.6	US $	22,006.0

Wholesale loans	Rs.	587,956.8	Rs.	668,605.7	US $	15,011.3

Gross loans		1,320,941.0		1,648,750.3		37,017.3
Less: Allowance for credit losses		23,760.6		25,894.3		581.4

Total	Rs.	1,297,180.4	Rs.	1,622,856.0	US $	36,435.9

Financing Receivable, by Contractual Maturity

The contractual residual maturity of gross loans as of March 31, 2011 is set out below:

	As of March 31, 2011
	Working Capital Finance		Term Loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	200,690.0	Rs.	194,764.3	Rs.	335,089.0	Rs.	730,543.3
Over one year through five years		93,374.3		137,617.4		547,772.1		778,763.8
Over five years		1,058.7		41,101.0		97,283.5		139,443.2

Total gross loans	Rs.	295,123.0	Rs.	373,482.7	Rs.	980,144.6	Rs.	1,648,750.3

	US $	6,626.0	US $	8,385.3	US $	22,006.0	US $	37,017.3

Financing Receivable Credit Quality Indicators

Gross loans analyzed by performance are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Performing	Rs.	1,301,678.1	Rs.	1,628,087.9	US $	36,553.4
Impaired		19,262.9		20,662.4		463.9

Total gross loans	Rs.	1,320,941.0	Rs.	1,648,750.3	US $	37,017.3

Past Due Financing Receivables

The following table provides details of loan delinquency and non-accrual loans as of March 31, 2011 and March 31, 2010 and an age analysis as at March 31, 2011.

	As of March 31, 2011						As of March 31, 2010
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total		Total		Total
	(In millions)

Retail Loans

Auto loans	Rs.	1,031.6	Rs.	982.6	Rs.	255,656.0	Rs.	257,670.2	US $	5,785.1	Rs.	197,507.7

Personal loans/Credit card		1,567.0		1,304.9		155,411.3		158,283.2		3,553.7		129,413.1

Retail business banking		1,377.7		5,126.2		201,471.6		207,975.5		4,669.4		87,887.0

Other retail		3,357.6		3,745.8		349,112.3		356,215.7		7,997.7		318,176.4

Wholesale loans		1,774.3		9,502.9		657,328.5		668,605.7		15,011.4		587,956.8

Total	Rs.	9,108.2	Rs.	20,662.4	Rs.	1,618,979.7	Rs.	1,648,750.3	US $	37,017.3	Rs.	1,320,941.0

Total	US $	204.5	US $	463.9	US $	36,348.9	US $	37,017.3	US $	37,017.3	US $	29,657.4

Impaired Financing Receivables

Impaired loans by industry as of March 31, 2010 and March 31, 2011 by facility are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Gross impaired loans by industry:
—Wholesale/Retail Trade	Rs.	2,252.8	Rs.	2,616.6		58.7
—Textiles & Garments		788.6		1,410.0		31.7
—NBFC/Financial Intermediaries		—		2,147.1		48.2
—Others (none greater than 5% of impaired loans)		16,221.5		14,488.7		325.3

Total	Rs.	19,262.9	Rs.	20,662.4	US $	463.9

Summary information relating to impaired loans during the years ended March 31, 2009, 2010 and 2011 is as follows:

	Fiscal Year ended March 31,
	2009		2010		2011		2011
	(In millions)
Average impaired loans, net of allowance	Rs.	4,662.3	Rs.	5,889.8	Rs.	5,007.6	US $	112.4
Interest foregone on impaired loans	Rs.	365.6	Rs.	1,540.1	Rs.	2,179.8	US $	48.9
Interest income recognized on impaired loans	Rs.	206.5	Rs.	591.4	Rs.	1,292.5	US $	29.0
Interest income recognized on impaired loans on a cash basis	Rs.	206.5	Rs.	591.4	Rs.	1,292.5	US $	29.0

Allowance for Credit Losses on Financing Receivables

Allowance for credit losses are as follows:

	As of March 31, 2011
	Retail
	Auto loans		Personal loans/ Credit card		Retail business banking		Other retail		Wholesale		Unallocated		Total		Total
	(in millions)

Allowance for credit losses, beginning of the period	Rs.	1,066.6	Rs.	1,650.9	Rs.	3,632.9	Rs.	2,859.1	Rs.	4,610.8	Rs.	9,940.3	Rs.	23,760.6	US $	533.5
Write-offs		1,986.0		7,154.6		200.2		1,836.8		668.2				11,845.8		266.0
Cash recoveries*		1,073.7		1,352.5		3,877.5		4,491.2		487.9				11,282.8		253.3
Allowance for credit losses		2,496.2		7,751.4		4,841.6		6,186.1		4,122.8		(135.8)		25,262.3		567.2

Allowance for credit losses, end of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	2,717.2	Rs.	7,577.5	Rs.	9,804.5	Rs.	25,894.3	US $	581.4

Allowance for credit losses:

Allowance individually evaluated for impairment		—		—		—		—		7,577.5				7,577.5		170.1

Allowance collectively evaluated for impairment		503.1		895.2		4,396.8		2,717.2		—				8,512.3		191.2
Loans:
Loans individually evaluated for impairment		—		—		—		—		9,502.9				9,502.9		213.4
Loans collectively evaluated for impairment		982.6		1,304.9		5,126.2		3,745.8		—				11,159.5		250.6

*	Does not include the recoveries against write off cases amounting to Rs 4,357.6 million.

Schedule of Interest and Fee Income, Loans and Leases

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Wholesale	Rs.	43,407.0	Rs.	38,902.5	Rs.	56,634.7	US $	1,271.5
Retail loans		73,874.5		79,462.0		97,085.0		2,179.6

Total	Rs.	117,281.5	Rs.	118,364.5	Rs.	153,719.7	US $	3,451.1

Retail and Commercial
Financing Receivable Credit Quality Indicators

The tables below provide grading indicators related to the Bank’s retail loans and wholesale loans as at March 31, 2011.

Retail Loans

Credit quality indicator based on payment activity

	As of March 31, 2011										As of March 31, 2010
	Auto loans		Personal loans/ Credit card		Retail business banking		Other retail		Total
	(In millions)

Performing	Rs.	256,687.6	Rs.	156,978.3	Rs.	202,849.3	Rs.	352,469.9	Rs.	968,985.1	Rs.	719,946.2

Impaired		982.6		1,304.9		5,126.2		3,745.8		11,159.5		13,038.0

Total	Rs.	257,670.2	Rs.	158,283.2	Rs.	207,975.5	Rs.	356,215.7	Rs.	980,144.6	Rs.	732,984.2

Total	US $	5,785.1	US $	3,553.7	US $	4,669.4	US $	7,997.8	US $	22,006.0	US $	16,456.8

Wholesale Loans

	As of March 31,
	2010		2011		2011
	(In millions)
Credit quality indicators - Internally assigned grade and payment activity
Pass	Rs.	579,031.3	Rs.	658,351.4	US $	14,781.1

Labeled		2,700.6		751.4		16.8

Impaired		6,224.9		9,502.9		213.4
Total	Rs.	587,956.8	Rs.	668,605.7	US $	15,011.3

Impaired Financing Receivables

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans.

	As of March 31, 2011
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans

Auto loans	Rs.	982.6	Rs.	982.6	Rs.	503.1	Rs.	1,404.0	Rs.	982.6
Personal loans/ Credit card		1,304.9		1,304.9		895.2		1,839.9		1,304.9
Retail business banking		5,126.2		5,126.2		4,396.8		5,007.9		5,126.2

Other retail		3,745.8		3,745.8		2,717.2		3,847.0		2,989.0

Wholesale loans		9,502.9		9,502.9		7,577.5		7,863.9		6,321.7

Total	Rs.	20,662.4	Rs.	20,662.4	Rs.	16,089.8	Rs.	19,962.7	Rs.	16,724.4

Total	US $	463.9	US $	463.9	US $	361.2	US $	448.2	US $	375.5

Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2011
Cash Flows Between Securitization Special Purpose Entity SPE And Transferor

The following table summarizes pre-tax gains on securitizations/other transfers and cash flows received from customers and paid to SPEs/transferees for sales of performing loans that were completed during the years ended March 31, 2009, March 31, 2010 and March 31, 2011:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Sale price of new securitizations/transfer	Rs.	23,355.1	Rs.	—	Rs.	—	US $	—
Less: Book value of finance receivables derecognized		22,154.0		—		—		—
Less: Estimated costs of servicing		18.2		—		—		—

Pre-tax gains (loss) on securitizations/transfer	Rs.	1,182.9	Rs.	—	Rs.	—	US $	—

Cash flow information
Collections against securitized receivables/transfers	Rs.	6,201.2	Rs.	9,967.8	Rs.	7,048.6	US $	158.3
Payments made	Rs.	5,843.1	Rs.	9,515.3	Rs.	6,543.9	US $	146.9
Cash flows on retained interests	Rs.	41.9	Rs.	41.5	Rs.	394.0	US $	8.8

Schedule of Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities

Key assumptions used in measuring the retained interests in finance receivables of sales completed during the years ended March 31, 2009, March 31, 2010 and March 31, 2011 as of the dates of such sales were as follows:

	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2011
Key assumptions: (rates per annum)
Annual prepayment rate	5.0%	—%	—%
Expected credit losses	2.0%	—%	—%

Schedule of Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together

Other key disclosures are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)

Transferred receivables with continuing involvement*	Rs.	12,659.1	Rs.	7,593.5	US $	170.5
Delinquencies		253.2		352.7		7.9
Credit losses		197.9		282.9		6.4
Retained interest in sold receivables		768.6		359.7		8.1

*	Includes Rs.158.1 million and Rs 2.4 million held by SPEs as of March 31, 2010 and March 31, 2011 respectively

Schedule of Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets, or Servicing Liabilities

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2010 and March 31, 2011 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2010		2011		2011
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	53.9	Rs.	30.1	US $	0.7
Impact of 20% adverse change		94.9		57.0		1.3
Expected credit losses:
Impact of 10% adverse change		22.7		22.3		0.5
Impact of 20% adverse change		45.3		44.5		1.0

Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2011
Schedules of Concentration of Risk, by Risk Factor

retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2010
Category	Gross loans		Fair Values Of Credit Substitutes		Total		%
	(In millions, except percentages)

Automotive Manufacturers	Rs.	73,784.3	Rs.	49.3	Rs.	73,833.6	5.6%
Wholesale / Retail Trade		70,886.1		198.8		71,084.9	5.4
Land Transport		59,080.3		—		59,080.3	4.5
Fertilizers & Pesticides		54,830.1		—		54,830.1	4.1
Non-Banking Finance Companies/ Financial Intermediaries		53,697.2		105.3		53,802.5	4.1
Banks and Financial Institutions		37,590.1		—		37,590.1	2.8
Housing Finance Companies		35,697.6		—		35,697.6	2.7
Activities Allied to Agriculture		31,493.6		—		31,493.6	2.4
Real Estate & Property Services		27,051.3		—		27,051.3	2.0
Others (none greater than 2%)		876,830.4		2,122.9		878,953.3	66.4

Total	Rs.	1,320,941.0	Rs.	2,476.3	Rs.	1,323,417.3	100.0%

	As of March 31, 2011
Category	Gross loans		Fair Values Of Credit Substitutes		Total		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	107,152.2	Rs.	—	Rs.	107,152.2	US $	2,405.7	6.4%
Land Transport		91,140.0		—		91,140.0		2,046.3	5.5
Automotive manufacturers		76,336.1		2,890.5		79,226.6		1,778.8	4.8
Non-Banking Finance Companies/ Financial Intermediaries		54,241.0		2,611.9		56,852.9		1,276.4	3.3
Activities Allied to Agriculture		49,024.3		—		49,024.3		1,100.7	2.9
Banks and Financial Institutions		45,070.1		—		45,070.1		1,011.9	2.7
Real Estate & Property Services		39,964.8		—		39,964.8		897.3	2.4
Iron and Steel		39,203.3		—		39,203.3		880.2	2.4
Power		36,646.8		—		36,646.8		822.8	2.2
Food and Beverage		34,458.0		—		34,458.0		773.6	2.1
Fertilizers & Pesticides		34,157.5		—		34,157.5		766.9	2.1
Others (none greater than 2%)		1,041,356.2		8,988.7		1,050,344.9		23,582.0	63.2

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	US $	37,342.6	100%

Exposures based on the region the instruments are originated
Fair Value, Concentration of Risk

Loan and credit substitute exposures as of March 31, 2010 and 2011 based on the region in which the instruments are originated are as follows (which may be or may not be where funds are used):

	As of March 31, 2010
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		%
	(In millions, except percentages)

Mumbai	Rs.	391,032.6	Rs.	2,371.0	Rs.	393,403.6	29.7%
Western region, other than Mumbai		233,323.5		—		233,323.5	17.6
Northern region		293,704.3		—		293,704.3	22.2
Eastern region		79,058.5		—		79,058.5	6.0
Southern region		304,037.8		105.3		304,143.1	23.0
Foreign branch		19,784.3		—		19,784.3	1.5

Total	Rs.	1,320,941.0	Rs.	2,476.3	Rs.	1,323,417.3	100.0%

	As of March 31, 2011
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	459,750.5	Rs.	14,386.4	Rs.	474,136.9	US $	10,645.1	28.5%
Western region, other than Mumbai		290,496.4		—		290,496.4		6,522.1	17.5
Northern region		398,120.9		—		398,120.9		8,938.5	23.9

Eastern region		73,956.5		—		73,956.5		1,660.5	4.4

Southern region		379,890.6		104.7		379,995.3		8,531.6	22.9

Foreign branch		46,535.4		—		46,535.4		1,044.8	2.8

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	US $	37,342.6	100.0%

Exposure to ten largest borrowers
Fair Value, Concentration of Risk

The Bank’s exposures to its ten largest borrowers as of March 31, 2011, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures, are as follows:

	March 31, 2010						March 31, 2011
	Funded Exposure		Non-Funded Exposure		Total Exposure		Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	41,971.1	Rs.	—	Rs.	41,971.1	Rs.	65,030.5	Rs.	—	Rs.	65,030.5	US $	1,460.0

Borrower 2		26,120.0		11,071.1		37,191.1		33,579.5		24,000.0		57,579.5		1,292.8

Borrower 3		—		—		—		30,000.0		—		30,000.0		673.6

Borrower 4		—		—		—		30,000.0		—		30,000.0		673.6

Borrower 5		—		—		—		30,000.0		—		30,000.0		673.6

Borrower 6		—		—		—		25,000.0		—		25,000.0		561.3

Borrower 7		13,844.7		8,090.9		21,935.6		14,376.4		10,439.1		24,815.5		557.2

Borrower 8		13,503.6		18,938.2		32,441.8		1,209.1		21,672.2		22,881.3		513.7

Borrower 9		304.3		14,299.6		14,603.9		418.9		20,813.5		21,232.4		476.7

Borrower 10		—		—		—		20,000.0		—		20,000.0		449.0

Property and equipment (Tables)	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2010		2011	2011
	(In millions)
Land and premises	Rs.	9,764.9	Rs.10,259.7	US $	230.3
Software and systems		5,918.8	7,087.9		159.1
Equipment and furniture		25,198.6	29,451.7		661.3

Property and equipment, at cost		40,882.3	46,799.3		1,050.7
Less: Accumulated depreciation		18,579.5	23,918.1		537.0

Property and equipment, net	Rs.	22,302.8	Rs.22,881.2	US $	513.7

Other assets (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets Disclosure

Other assets include the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Security deposits for leased property	Rs.	4,110.2	Rs.	2,812.8	US $	63.2
Sundry accounts receivable		8,024.1		6,666.5		149.7
Advance tax (net of provision for taxes)		9,733.9		9,743.7		218.8
Advances		1,288.3		799.0		17.9
Prepaid expenses		1,050.3		1,016.0		22.8
Restricted cash/ securitization margin for credit enhancement and securitized transactions		103.2		2,269.2		50.9
Derivatives		77,929.2		75,593.6		1,697.2
Others		11,848.9		16,631.6		373.1

Total	Rs.	114,088.1	Rs.	115,532.4	US $	2,593.6

Deposits (Tables)	12 Months Ended
Mar. 31, 2011
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2010 and 2011 were as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Interest-bearing:
Savings deposits	Rs.	498,656.6	Rs.	634,476.8	US $	14,245.1
Time deposits		802,389.4		984,806.8		22,110.6

Total interest-bearing deposits		1,301,046.0		1,619,283.6		36,355.7
Non-interest bearing deposits		371,354.3		462,845.4		10,391.7

Total	Rs.	1,672,400.3	Rs.	2,082,129.0	US $	46,747.4

Time Deposits By Maturity

As of March 31, 2011, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2011
	(In millions)
Due to mature in the fiscal year ending March 31:
2012	Rs.	760,749.9	US $	17,080.2
2013		174,027.3		3,907.2
2014		39,307.1		882.5
2015		2,455.2		55.1
2016		5,530.8		124.2
Thereafter		2,736.5		61.4

Total	Rs.	984,806.8	US $	22,110.6

Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Short-term Debt

Short-term borrowings as of March 31, 2010 and March 31, 2011 were comprised of the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Borrowed in the call market	Rs.	12,269.1	Rs.	7,050.6	US $	158.3
Term borrowings from institutions/banks		22,942.7		15,609.9		350.4
Foreign currency borrowings		22,953.2		46,598.6		1,046.2
Bills rediscounted		40,000.0		7,427.6		166.8

Total	Rs.	98,165.0	Rs.	76,686.7	US $	1,721.7

Total borrowings outstanding:
Maximum amount outstanding	Rs.	141,802.3	Rs.	124,092.8	US $	2,786.1

Average amount outstanding	Rs.	61,493.4	Rs.	84,086.3	US $	1,887.9

Weighted average interest rate		3.6%		5.3%		5.3%

Long-term debt (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2010 and March 31, 2011 was comprised of the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Subordinated debt	Rs.	63,531.0	Rs.	73,930.5	US $	1,659.9
Others		12,323.4		19,356.7		434.6

Total	Rs.	75,854.4	Rs.	93,287.2	US $	2,094.5

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2011
	(In millions)
Due in the fiscal year ending March 31:
2012	Rs.	4,927.1	US $	110.6
2013		9,931.9		223.0
2014		1,578.6		35.4
2015		4,890.0		109.8
2016		12,020.0		269.9
Thereafter (1)		57,939.6		1,300.8

Total	Rs.	91,287.2	US $	2,049.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Accounts Payable, Accrued Liabilities and Other Liabilities Disclosure

Accrued expenses and other liabilities include the amounts set forth below.

	As of March 31,
	2010		2011		2011
	(In millions)
Bills payable	Rs.	59,257.4	Rs.	56,361.5	US $	1,265.5
Remittances in transit		37,257.8		21,054.9		472.7
Accrued expenses		12,477.9		16,266.8		365.2
New account deposits		4,736.8		5,435.5		122.0
Accounts payable		43,631.0		44,626.7		1,001.9
Derivatives		75,326.1		74,401.8		1,670.4
Others		10,995.3		14,410.4		323.6

Total	Rs.	243,682.3	Rs.	232,557.6	US $	5,221.3

Income taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2009		2010		2011		2011
	(In millions)
Current income tax expense	Rs.	9,312.1	Rs.	13,656.7	Rs.	22,905.4	US $	514.3
Deferred income tax (benefit) expense*		(1,574.7)		(1,318.3)		(1,207.1)		(27.1)

Income tax expense**	Rs.	7,737.4	Rs.	12,338.4	Rs.	21,698.3	US $	487.2

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2009		2010		2011		2011
	(In millions)
Net income before taxes	Rs.	22,935.1	Rs.	37,226.2	Rs.	63,225.6	US $	1,419.5
Effective statutory income tax rate		33.99%		33.99%		33.22%		33.22%
Expected income tax expense		7,795.6		12,653.2		21,002.0		471.5
Adjustments to reconcile expected income tax to actual tax expense
Permanent differences:
Stock-based compensation		724.2		1,217.0		1,132.0		25.4
Income exempt from taxes		(845.0)		(1,529.4)		(650.4)		(14.6)
Effect of change in statutory tax rate		—		—		106.2		2.4
Other, net		62.6		(2.4)		108.5		2.5

Income tax expense	Rs.	7,737.4	Rs.	12,338.4	Rs.	21,698.3	US $	487.2

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2010		2011		2011
	(In million)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	6,068.8	Rs.	5,935.0	US $	133.3
Unrealized loss on securities available for sale		47.7		2,771.1		62.3
Investments, others		409.7		244.6		5.5
Derivatives		142.5
Employee benefits		1,195.1		1,603.4		36.0
Others		1,768.7		2,148.2		48.2

Deferred tax asset		9,632.5		12,702.3		285.3

Taxable temporary differences:
Property and equipment		1,250.1		993.9		22.3
Loan origination cost		546.6		713.2		16.0
Derivatives		—		148.6		3.3
Intangible assets		3,046.0		2,126.9		47.8

Deferred tax liability		4,842.7		3,982.6		89.4

Net deferred tax (asset) liability	Rs.	(4,789.8)	Rs.	(8,719.7)	US $	(195.9)

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2010	2011	2011
	(In millions)
Opening balance	Rs.686.0	Rs.691.3	US $	15.5
Increase/(decrease) related to prior year tax positions	5.3	—		—

Closing balance	Rs.691.3	Rs.691.3	US $	15.5

Stock-based compensation (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Centurion Bank of Punjab Limited
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used

The fair value of options has been estimated on the dates of each grant using a Binomial option pricing model with the following assumptions:

	Years ended March 31,
	2009	2010	2011
Dividend yield	0.75%	0.59%-0.69%	0.55%
Expected volatility	39.71%	44.68%-49.86%	30.00%
Risk-free interest rate	9.2%-9.3%	7.32%-7.71%	7.53%-7.62%
Expected lives	1-4 years	1-4 years	1-4.3 years

Schedule of Share Based Compensation Stock Options, Available for Grant

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2009	2010	2011

Options available to be granted, beginning of year	53,079,000	50,258,500	14,732,500

Equity shares allocated for grant under the plan	0	0	100,000,000

Options granted	(6,265,000)	(36,341,250)	(32,967,500)

Forfeited/lapsed	3,444,500	815,250	1,717,750

Options available to be granted, end of year	50,258,500	14,732,500	83,482,750

Schedule of Share-based Compensation, Stock Options, Activity

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2009			2010			2011
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price

Options outstanding, beginning of year	84,689,000	Rs.	202.72	83,169,000	Rs.	208.29	94,811,500	Rs.	239.83

Granted	6,265,000		256.56	36,341,250		302.41	32,967,500		440.16

Exercised	(4,340,500)		140.21	(23,883,500)		185.68	(34,645,250)		222.14

Forfeited	(2,782,500)		211.69	(790,250)		273.54	(1,047,500)		333.27

Lapsed	(662,000)		164.61	(25,000)		71.72	(670,250)		255.27

Options outstanding, end of year	83,169,000	Rs.	208.29	94,811,500	Rs.	239.83	91,416,000	Rs.	317.60

Options exercisable, end of year	47,345,000	Rs.	191.64	55,874,000	Rs.	200.60	58,548,500	Rs.	248.80

Weighted average fair value of options granted during the year		Rs.	61.19		Rs.	117.24		Rs.	140.70

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2011:

		As of March 31, 2011
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Plan A	Rs. 73.26 (or US $ 1.64)	34,500	0.99	73.26
Plan B	Rs. 71.72 to Rs. 219.74 (or US $ 1.61 to US $ 4.93)	7,167,000	1.82	197.70
Plan C	Rs. 126.12 to Rs. 219.74 (or US $ 2.83 to US $ 4.93)	9,503,500	1.61	179.34
Plan D	Rs. 219.74 to Rs. 340.96 (or US $ 4.93 to US $ 7.66)	41,843,500	3.03	273.47
Plan E	Rs. 440.16 (or US $ 9.88)	32,867,500	4.97	440.16

The following summarizes information about stock options outstanding as of March 31, 2011:

		As of March 31, 2011
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Key ESOP-2004	Rs. 23.2 (or US $ 0.52)	324,080	2.04	Rs.	23.2
General ESOP -2004	Rs. 88.46 to Rs. 171.98 (or US $ 1.98 to US $3.86)	1,262,780	2.57	Rs.	125.58
General ESOP -2007	Rs. 232.58 to Rs. 251.72 (or US $ 5.22 to US $ 5.66 )	2,793,165	2.94	Rs.	237.68

Employee Stock Options Activity

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	For the year ended March 31, 2009			For the year ended March 31, 2010			For the year ended March 31, 2011
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of year	17,741,085 *	Rs.	228.9	14,801,135	Rs.	232.7	7,718,900	Rs.	201.2

Exercised	(995,665)		154.1	(6,911,215)		162.8	(2,766,810)		211.7

Forfeited	(1,259,765)		236.7	(171,020)		216.8	—		—

Lapsed	(684,520)		241.0	—		—	(572,065)		240.5

Options outstanding, end of period	14,801,135	Rs.	232.7	7,718,900	Rs.	201.2	4,380,025	Rs.	189.5

Options exercisable, end of period	9,030,080	Rs.	216.7	7,718,900	Rs.	201.2	4,380,025	Rs.	189.5

*	Note: Being number of options exchanged on acquisition of CBoP

Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2010 and March 31, 2011 are summarized in the table below.

	As of March 31, 2010						As of March 31, 2011
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	170.1	Rs.	—	Rs.	—	Rs.	178.1
Funds managed by insurance company (2)		—		268.4		—		—		358.9		—
Funds managed by trust
- Government securities		—		208.4		—		—		220.2		—
- Debenture and bonds		—		211.5		—		—		215.1		—
- Others		46.8		—		—		121.2		—		—

Total	Rs.	46.8	Rs.	688.3	Rs.	170.1	Rs.	121.2	Rs.	794.2	Rs.	178.1

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The tables below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2010 and 2011.

Particular	Funds managed by Insurance companies as of March 31, 2010
	(In millions)
Balance as on April 1, 2009	Rs.	190.4
Actual return on plan assets held at reporting date		16.4
Purchases, sales and settlements		(36.7)

Balance as at March 31, 2010	Rs.	170.1

	Funds managed by Insurance companies as of March 31, 2011
Particular	(In millions)
Balance as on April 1, 2010	Rs.	170.1	US $	3.8
Purchases, sales and settlements		8.0		0.2

Balance as at March 31, 2011	Rs.	178.1	US $	4.0

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the Gratuity Plan and the amounts recognized in the Bank’s financial statements as of March 31, 2010 and March 31, 2011:

	As of March 31,
	2010		2011		2011
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	725.6	Rs.	992.0	US $	22.3
Service cost		209.9		269.5		6.1
Interest cost		58.9		78.0		1.8
Actuarial(gains)/ losses		46.7		103.0		2.3
Benefits paid		(49.1)		(81.7)		(1.8)

Projected benefit obligation, end of the period		992.0		1,360.8		30.7

Change in plan assets:
Fair value of plan assets, beginning of the period		453.7		517.4		11.6
Expected return on plan assets		38.9		23.6		0.5
Actuarial gains/(losses)		74.0		0.1		—

Actual return on plan assets		112.9		23.7		0.5
Employer contributions		—		200.6		4.5
Benefits paid		(49.2)		(81.7)		(1.8)

Fair value of plan assets, end of the period		517.4		660.0		14.8

Funded Status	Rs.	(474.6)	Rs.	(700.8)	US $	(15.7)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2009, 2010 and 2011 was comprised of the following components:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Service cost	Rs.	164.3	Rs.	209.9	Rs.	269.5	US $	6.1
Interest cost		46.0		58.9		78.0		1.8
Expected return on plan assets		(31.0)		(38.8)		(23.6)		(0.5)
Actuarial (gains)/ losses		(21.6)		(27.3)		102.9		2.3

Net gratuity cost	Rs.	157.7	Rs.	202.7	Rs.	426.8	US $	9.7

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2009	2010	2011
	(% per annum)
Discount rate*	8.0	8.4	8.2
Rate of increase in compensation levels of covered employees	7.5	8.5	8.5
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	31.9
2013		36.2
2014		45.0
2015		51.9
2016		68.3
2017-2021		363.7

Schedule of Allocation of Plan Assets

As at March 31, 2011, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2011
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	50.8%	15.2%	38.7%
Debenture and bonds	42.5%	38.6%	47.3%
Equity securities	4.1%	41.7%	—%
Other	2.6%	4.5%	14.0%
Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2011 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2010 and March 31, 2011:

	As of March 31,
	2010		2011		2011
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	346.0	Rs.	407.0	US $	9.1
Service cost		12.1		17.6		0.4
Interest cost		27.3		30.5		0.7
Actuarial (gains)/losses		64.4		188.6		4.2
Benefits paid		(42.8)		(69.9)		(1.6)

Projected benefit obligation, end of the period		407.0		573.8		12.8

Change in plan assets:
Fair value of plan assets, beginning of the period		369.0		387.8		8.7
Expected return on plan assets		30.3		32.8		0.7
Actuarial gains/(losses)		26.6		28.5		0.6

Actual return on plan assets		56.9		61.3		1.3
Employer contributions		4.6		54.3		1.2
Benefits paid		(42.7)		(69.9)		(1.6)

Fair value of plan assets, end of the period		387.8		433.5		9.6

Funded Status	Rs.	(19.2)	Rs.	(140.3)	US $	(3.2)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2009, March 31, 2010 and March 31, 2011 was comprised of the following components:

	As of March 31,
	2009		2010		2011		2011
	(in millions)
Service cost	Rs.	14.3	Rs.	12.1	Rs.	17.6	US $	0.4
Interest cost		29.6		27.3		30.5		0.7
Expected return on plan assets		(20.3)		(30.3)		(32.8)		(0.7)
Actuarial (gains)/losses		(11.3)		37.8		160.1		3.6

Net pension cost	Rs.	12.3	Rs.	46.9	Rs.	175.4	US $	4.0

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2009	2010	2011
	(% per annum)
Discount rate*	8.0	8.4	8.2
Rate of increase in compensation levels of covered employees	7.5	8.5	8.5
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	58.8
2013		59.0
2014		52.7
2015		25.0
2016		48.9
2017-2021		309.4

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits and other benefits as at March 31, 2011 is as follows:

Asset category	Pension Benefits
Government securities	39.8%
Debenture and bonds	36.2%
Other	24.0%

Total	100.0%

Financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Derivative Instruments

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2010 and March 31, 2011, together with the fair values on each reporting date.

	As of March 31, 2010
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,020,529.7	Rs.	14,250.4	Rs.	15,811.2	Rs.	(1,560.8)
Forward rate agreements		1,796.0		15.0		14.9		0.1
Currency options		372,863.7		11,833.8		12,426.1		(592.3)
Currency swaps		26,820.8		1,625.0		449.2		1,175.8
Forward exchange contracts		2,281,083.5		50,205.0		46,624.7		3,580.3

Total	Rs.	4,703,093.7	Rs.	77,929.2	Rs.	75,326.1	Rs.	2,603.1

	As of March 31, 2011
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,045,524.2	Rs.	18,885.7	Rs.	20,835.1	Rs.	(1,949.4)	US $	45,925.6	US $	(43.8)
Forward rate agreements		614.6		0.6		0.5		0.1		13.8		—
Currency options		358,206.1		5,448.6		5,840.6		(392.0)		8,042.3		(8.8)
Currency swaps		35,368.4		927.5		726.3		201.2		794.1		4.5
Forward exchange contracts		3,006,909.9		50,331.2		46,999.3		3,331.9		67,510.3		74.9

Total	Rs.	5,446,623.2	Rs.	75,593.6	Rs.	74,401.8	Rs.	1,191.8	US $	122,286.1	US $	26.8

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes certain information related to Derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	(In millions)
	2010		2011		2011

Interest rate derivatives	Rs.	(93.6)	Rs.	(1,815.4)	US $	(40.8)
Forward rate agreements		(0.1)		(0.1)		—
Currency options		(6,057.5)		254.8		5.7
Currency swaps		419.2		(721.3)		(16.2)
Forward contracts		8,643.0		(1,591.8)		(35.7)

Total gains/(losses)	Rs.	2,911.0	Rs.	(3,873.8)	US $	(87.0)

Schedule of Guarantor Obligations

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2010		2011		2011
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	58,053.1	Rs.	62,104.7	US $	1,394.4
Performance guarantees		40,808.9		54,857.1		1,231.6
Documentary credits		128,152.6		154,406.1		3,466.7

Total	Rs.	227,014.6	Rs.	271,367.9	US $	6,092.7

Estimated fair values:
Guarantees	Rs.	(615.6)	Rs.	(742.2)	US $	(16.7)
Documentary credits		(166.7)		(166.2)		(3.7)

Total	Rs.	(782.3)	Rs.	(908.4)	US $	(20.4)

Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Carrying Value and Fair Value of Financial Instruments Disclosure

A comparison of the fair values and carrying values of financial instruments other than derivatives (see note 23) is set out below:

	As of March 31,
	2010				2011
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	297,558.5	Rs.	297,558.5	Rs.	288,902.1	Rs.	288,902.1	US $	6,486.4	US $	6,486.4
Term placements		58,166.3		58,126.8		102,049.4		101,982.3		2,291.2		2,289.7
Investments held for trading		28,158.8		28,158.8		38,216.9		38,216.9		858.0		858.0
Investments available for sale		481,398.8		481,398.8		628,704.9		628,704.9		14,115.5		14,115.5
Securities purchased under agreements to resell		20,000.0		20,000.0		—		—		—		—
Loans		1,297,180.4		1,310,088.0		1,622,856.0		1,626,854.0		36,435.9		36,525.7
Accrued interest receivable		13,767.3		13,767.3		19,752.6		19,752.6		443.5		443.5
Financial Liabilities:
Interest-bearing deposits		1,301,046.0		1,305,346.0		1,619,283.6		1,624,611.7		36,355.7		36,475.3
Non-interest-bearing deposits		371,354.3		371,354.3		462,845.4		462,845.4		10,391.7		10,391.7
Securities sold under repurchase agreements		—		—		60,000.0		60,000.0		1,347.1		1,347.1
Short-term borrowings		98,165.0		98,165.0		76,686.7		76,686.7		1,721.7		1,721.7
Accrued interest payable		19,964.2		19,964.2		27,746.0		27,746.0		622.9		622.9
Long-term debt		75,854.4		78,134.1		93,287.2		94,373.6		2,094.5		2,118.8

Segment information (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2009, 2010 and 2011:

	Fiscal years ended March 31,
	2009								2010
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income (External)	Rs.	35,404.3	Rs.	34,197.8	Rs.	3,279.8	Rs.	72,881.9	Rs.	39,284.6	Rs.	41,715.4	Rs.	(68.7)	Rs.	80,931.3
Net interest income (Internal)		23,609.6		(23,304.1)		(305.5)		—		31,570.0		(31,547.8)		(22.2)		—
Net interest revenue		59,013.9		10,893.7		2,974.3		72,881.9		70,854.6		10,167.6		(90.9)		80,931.3
Less: Provision for credit losses		18,277.5		2,117.4		—		20,394.9		16,586.3		1,607.6		—		18,193.9

Net interest revenue, after allowance for credit losses		40,736.4		8,776.3		2,974.3		52,487.0		54,268.3		8,560.0		(90.9)		62,737.4
Non-interest revenue		26,353.4		6,375.6		874.0		33,603.0		30,417.4		5,565.6		6,916.7		42,899.7
Non-interest expense		(54,559.5)		(7,887.5)		(707.9)		(63,154.9)		(59,620.7)		(8,016.4)		(773.8)		(68,410.9)
Income before income tax	Rs.	12,530.3	Rs.	7,264.4	Rs.	3,140.4	Rs.	22,935.1	Rs.	25,065.0	Rs.	6,109.2	Rs.	6,052.0	Rs.	37,226.2

Segment assets:
Segment average total assets	Rs.	850,977.7	Rs.	911,206.8	Rs.	89,695.1	Rs.	1,851,879.6	Rs.	935,427.3	Rs.	1,023,020.0	Rs.	54,682.5	Rs.	2,013,129.8

	Fiscal year ended March 31,
	2011
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income (External)	Rs.	57,723.7	Rs.	50,959.5	Rs	(280.9)	Rs.	108,402.3	US $	2,433.6
Net interest income (Internal)		30,895.4		(32,113.5)		1,218.1		—		—
Net interest revenue		88,619.1		18,846.0		937.2		108,402.3		2,433.6
Less: Provision for credit losses		5,585.5		4,036.4		—		9,621.9		216.0

Net interest revenue, after allowance for credit losses		83,033.6		14,809.6		937.2		98,780.4		2,217.6
Non-interest revenue		39,287.4		6,342.3		1,185.7		46,815.4		1,051.1
Non-interest expense		(70,459.0)		(10,851.2)		(1,060.0)		(82,370.2)		(1,849.2)

Income before income tax	Rs.	51,862.0	Rs.	10,300.7	Rs.	1,062.9	Rs.	63,225.6	US $	1,419.5

Segment assets:
Segment average total assets	Rs.	1,191,386.4	Rs.	1,287,233.9	Rs.	81,336.0	Rs.	2,559,956.3	US $	57,475.4

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2011 were as follows:

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	4,378.9	US $	98.3
2013		4,171.2		93.7
2014		3,837.2		86.2
2015		3,515.2		78.9
2016		3,234.4		72.6
Thereafter		6,314.0		141.8

Total	Rs.	25,450.9	US $	571.5

Related party transactions (Tables)	12 Months Ended
Mar. 31, 2011
Related Party Transactions Table Disclosure

Balances payable to related parties are as follows:

	As of March 31,
	2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	9,287.9	Rs.	1,729.9	Rs.	11,017.8	Rs.	6,600.2	Rs.	1,805.4	Rs.	8,405.6	US $	188.7
Balances in interest- bearing deposits		15,000.0		691.5		15,691.5		9,598.0		210.6		9,808.6		220.2
Accounts payable		1.5		—		1.5		—		—		—		—

Total	Rs.	24,289.4	Rs.	2,421.4	Rs.	26,710.8	Rs.	16,198.2	Rs.	2,016.0	Rs.	18,214.2	US $	408.9

Balance Sheet Data Resulting from Related Party Transactions

Balances receivable from related parties are as follows:

	As of March 31,
	2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	43.8	Rs.	43.8	Rs.	—	Rs.	—	Rs.	—	US $	—
Other assets		130.8		1,018.9		1,149.7		84.4		599.8		684.2		15.4

Total	Rs.	130.8	Rs.	1,062.7	Rs.	1,193.5	Rs.	84.4	Rs.	599.8	Rs.	684.2	US $	15.4

Income Statement Data Resulting from Related Party Transactions

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2009						2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	557.6	Rs.	5,000.6	Rs.	5,558.2	Rs.	769.0	Rs.	5,338.8	Rs.	6,107.8	Rs.	807.2	Rs.	7,620.7	Rs.	8,427.9	US $	189.2
Interest and Dividend revenue		—		22.1		22.1		—		25.8		25.8		—		45.0		45.0		1.0
Non-interest expense-Premises and equipment		(6.9)		(7.6)		(14.5)		(8.5)		(13.7)		(22.2)		(17.3)		(12.6)		(29.9)		(0.7)

Regulatory capital and capital adequacy (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP and calculated under both the Basel I and Basel II frameworks, are as follows:

	Basel I, as of March 31,						Basel II, as of March 31,
	2010		2011		2011		2010		2011		2011
			(In millions)				(In millions)
Tier 1 capital	Rs.	205,488.5	Rs.	237,704.1	US $	5,336.9	Rs.	205,488.5	Rs.	237,183.5	US $	5,325.2
Tier 2 capital		64,919.4		77,438.1		1,738.6		64,919.4		77,438.1		1,738.6

Total capital	Rs.	270,407.9	Rs.	315,142.2	US $	7,075.5	Rs.	270,407.9	Rs.	314,621.6	US $	7,063.8

Total risk- weighted assets and contingents	Rs.	1,643,327.7	Rs.	2,057,206.2	US $	46,187.8	Rs.	1,549,830.1	Rs.	1,939,602.6	US $	43,547.4

Capital ratios of the Bank:
Tier 1		12.50%		11.56%				13.26%		12.23%
Total capital		16.45%		15.32%				17.44%		16.22%
Minimum capital ratios required by the RBI:
Tier 1		4.50%		4.50%				6.00%		6.00%
Total capital		9.00%		9.00%				9.00%		9.00%

Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2011
Weighted-average number of shares

	As of March 31,
	2009	2010	2011
Weighted average number of equity shares used in computing basic earnings per equity share	2,074,872,790	2,182,197,865	2,309,042,936
Effect of potential equity shares for stock options outstanding	10,589,375	27,045,525	32,879,357

Weighted average number of equity shares used in computing diluted earnings per equity share	2,085,462,165	2,209,243,390	2,341,922,293

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2009		2010	2011	2011
Basic earnings per share	Rs.	7.28	Rs.11.26	Rs.17.84	US $	0.40
Effect of potential equity shares for stock options outstanding		0.04	0.14	0.25		0.01

Diluted earnings per share	Rs.	7.24	Rs.11.12	Rs.17.59	US $	0.39

Basic earnings per ADS	Rs.	21.84	Rs.33.78	Rs.53.52	US $	1.20
Effect of potential equity shares for stock options outstanding		0.12	0.42	0.75		0.03

Diluted earnings per ADS	Rs.	21.72	Rs.33.36	Rs.52.77	US $	1.17

Investments in Affiliates (Tables)	12 Months Ended
Mar. 31, 2011
Investments in and Advances to Affiliates

The following is a list of investments in affiliates:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	11.1	16.1%	31.2%
Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%
International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%
Centillion Solutions and Services Private Limited	Business of back office support services	Rs.	1.5	29.9%	29.9%

Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value, Assets Measured on Recurring Basis

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 642.8 million on a recurring basis as of March 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Investments held for trading	Rs.	28,158.8	Rs.	521.8	Rs.	27,637.0
Investments available for sale		480,756.0		484.7		480,271.3

Total	Rs.	508,914.8	Rs.	1,006.5	Rs.	507,908.3

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 587.9 million on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)
Trading account securities	Rs.	38,216.9	Rs.	2.9	Rs.	38,214.0
Securities Available-for-Sale		628,116.8		874.0		627,242.8

Total	Rs.	666,333.7	Rs.	876.9	Rs.	665,456.8
	US $	14,960.4	US $	19.7	US $	14,940.7

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	77,929.2	Rs.	—	Rs.	77,929.2	Rs.	—
Derivative liabilities	Rs.	75,326.1	Rs.	—	Rs.	75,326.1	Rs.	—

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Derivative assets	Rs.	75,593.6	Rs.	—	Rs.	75,593.6	Rs. —
Derivative liabilities	Rs.	74,401.8	Rs.	—	Rs.	74,401.8	Rs. —

Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Accumulated Other Comprehensive Income (Loss)

The cumulative balances included in accumulated other comprehensive income are:

	As of March 31,
	2010		2011		2011
	(In millions)

Net unrealized loss on available for sale securities	Rs.	(183.3)	Rs.	(5,661.0)	US $	(127.1)
Foreign currency translation reserve		(15.4)		(51.5)		(1.2)

	Rs.	(198.7)	Rs.	(5,712.5)	US $	(128.3)

Business combination (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Purchase Price Allocation

The purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values as of May 23, 2008 as summarized below:

	(in millions)		(in millions)
Purchase Price
Issue of 349,419,780 equity shares	Rs.	100,469.5	US $	2255.7
Direct acquisition costs		622.8		14.0
Issue of stock options to employees		1,677.1		37.7

Total purchase price		102,769.4		2,307.4

Assets acquired:
Cash and cash equivalents		20,567.5		461.8
Term placements		9,318.7		209.2
Investments, available for sale		57,236.7		1,285.1
Loans		152,030.3		3,413.3
Accrued interest receivable		2,296.9		51.6
Property and equipment, net		3,288.9		73.8
Intangible assets		16,002.0		359.3
Other assets		6,093.6		136.8

Total assets acquired		266,834.6		5,990.9

Liabilities assumed:
Deposits		208,155.7		4,673.4
Short-term borrowings		591.9		13.3
Accrued interest payable		2,349.0		52.7
Long-term debt		14,687.8		329.8
Accrued expenses and other liabilities		13,218.7		296.8

Total estimated liabilities acquired		239,003.1		5,366.0

Total fair value of net assets acquired		27,831.5		624.9

Goodwill	Rs.	74,937.9	US $	1,682.5

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

The estimated useful lives of the intangible assets as of May 23, 2008 were as follows:

	Fair value				Weighted average life
	(in millions)				(in years)
Intangible assets subject to amortization:
Branch network	Rs.	8,335.0	US $	187.1	6
Customer list		2,710.0		60.8	2
Core deposit		4,414.0		99.1	5
Favorable leases		543.0		12.2	15

Total	Rs.	16,002.0	US $	359.2	5.35

The Bank - Additional Information (Detail)	12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Housing Development Finance Corporation Limited	Nov. 30, 2009 Housing Development Finance Corporation Limited Others	Jun. 02, 2008 Housing Development Finance Corporation Limited Others	Mar. 31, 2011 Stock Split	Jul. 16, 2011 Stock Split INR	Jul. 16, 2011 Stock Split After Stock Split INR
Significant Accounting Policies [Line Items]
Equity ownership interest of the bank's largest shareholder, Housing Development Finance Corporation Limited				23.40%
Description of the stock split	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs.2.0 each. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. 1 ADS continues to represent 3 shares.						By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
Common stock, par value		2	2					10	2
Equity shares, issued	2,326,128,420		2,288,716,360					2,326,128,420
American depository shares ratio							3
Preferential offer of warrants, warrants issued						131,001,100
Preferential offer of warrants, exercise Price						306.03
Preferential offer of warrants, number equity shares called by warrants					131,001,100	131,001,100

Summary of Significant Accounting Policies (Detail) (INR)	Mar. 31, 2011
Significant Accounting Policies [Line Items]
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	44.54
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%

Depreciation Rate Over the Estimated Useful Lives of Fixed Assets on a Straight-Line Basis (Detail)	12 Months Ended
Mar. 31, 2011
Premises
Property, Plant and Equipment [Line Items]
Rate of depreciation	1.63%
Software and systems
Property, Plant and Equipment [Line Items]
Rate of depreciation	20.00%
Minimum | Equipment and furniture
Property, Plant and Equipment [Line Items]
Rate of depreciation	10.00%
Maximum | Equipment and furniture
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.33%

Amortization of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2011 Year
Branch network
Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	6
Amortization method	Straight-line
Customer lists
Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	2
Amortization method	Straight-line
Core deposit
Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	5
Amortization method	Straight-line
Favorable leases
Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	15
Amortization method	Straight-line

Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,682.5	74,937.9	74,937.9
Amortization of intangible assets	$ 57.4	2,558.6	3,769.5	3,271

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount, in Total and by Major Class of Intangible Assets (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Branch network USD ( $)	Mar. 31, 2011 Branch network INR	Mar. 31, 2010 Branch network INR	Mar. 31, 2011 Customer lists INR	Mar. 31, 2010 Customer lists INR	Mar. 31, 2011 Core deposit USD ( $)	Mar. 31, 2011 Core deposit INR	Mar. 31, 2010 Core deposit INR	Mar. 31, 2011 Favorable leases USD ( $)	Mar. 31, 2011 Favorable leases INR	Mar. 31, 2010 Favorable leases INR
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		16,002	16,002		8,335	8,335	2,710	2,710		4,414	4,414		543	543
Accumulated amortization		9,599.1	7,040.5		3,967.4	2,578.9	2,710	2,517		2,520.7	1,638.6		401	306
Net carrying Amount	$ 143.8	6,402.9	8,961.5	$ 98.1	4,367.6	5,756.1		193	$ 42.5	1,893.3	2,775.4	$ 3.2	142	237

Estimated Amortization Expense for Intangible Assets (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR
To be amortized during the twelve months ending March 31:
2012	$ 52.3	2,328.9
2013	51.7	2,304.5
2014	34.5	1,538.5
2015	4.9	219
2016	$ 0.2	7

Cash and Cash Equivalents - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Reserve Bank of India RBI INR	Mar. 31, 2010 Reserve Bank of India RBI INR
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents, balance maintained with the RBI to meet the Bank's cash reserve ratio requirement	$ 50.9	2,269.2	103.2	221,028.6	130,480.2
Cash and cash equivalents, description of cash reserve ratio requirement				The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 70% of the required cash reserve ratio on any particular day.

Term Placements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ( $) Year Month Day	Mar. 31, 2011 INR
Term placements, original maturities, minimum (in months)	3	3
Term placements, original maturities, maximum (in years)	15	15
Term placements, restricted term placements	$ 2.2	99.6

Portfolio of Trading Securities (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Debt Securities INR	Mar. 31, 2010 Debt Securities INR	Mar. 31, 2011 Debt Securities Government of India securities INR	Mar. 31, 2010 Debt Securities Government of India securities INR	Mar. 31, 2011 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2010 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2010 Debt Securities Securities issued by state government sponsored institutions INR	Mar. 31, 2011 Debt Securities Other corporate/financial institution bonds INR	Mar. 31, 2010 Debt Securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Debt Securities Deposit Certificates issued by banks INR	Mar. 31, 2010 Debt Securities Deposit Certificates issued by banks INR	Mar. 31, 2011 Equity securities INR	Mar. 31, 2010 Equity securities INR
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	$ 855	38,082.4	28,126.8	38,079.4	28,057.1	14,222.6	20,867.9	848.9	442.4	354.3	1,379.8	500	21,628.1	5,892.5	3	69.7
Gross Unrealized Gains	3	135	42.1	135	41.7	63.5	1	36.2	3.6	15	12.2	22.1	23.1			0.4
Gross Unrealized Losses		0.5	10.1	0.4	8.6	0.3	8	0.1	0.3	0.3					0.1	1.5
Fair Value	$ 858	38,216.9	28,158.8	38,214	28,090.2	14,285.8	20,860.9	885	445.7	369	1,392	522.1	21,651.2	5,892.5	2.9	68.6

Portfolio of Available for Sale Securities (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Government of India securities Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Government of India securities Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Securities issued by Government of India sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Securities issued by Government of India sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Securities issued by state government sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Securities issued by state government sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Other corporate/financial institution bonds Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Other corporate/financial institution bonds Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Deposit Certificates issued by banks Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Mortgage-backed securities INR	Mar. 31, 2010 Mortgage-backed securities INR	Mar. 31, 2011 Asset-backed securities INR	Mar. 31, 2010 Asset-backed securities INR	Mar. 31, 2011 Other securities INR	Mar. 31, 2010 Other securities INR	Mar. 31, 2011 Securities with gross unrealized losses INR	Mar. 31, 2010 Securities with gross unrealized losses INR	Mar. 31, 2011 Securities with gross unrealized gains INR	Mar. 31, 2010 Securities with gross unrealized gains INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 14,302.8	637,047.1	481,538.8	587,417.8	469,589.1	290.6	928.2	9.8	19.7	1,117.8	603.6	27,449.2	631,064.4	474,064.4	252.6	494.6	14,526.6	2,429.2	4,565.9	6,171.9	831.9	662.8	584.9	639.7
Gross Unrealized Gains	12.4	554.5	2,975.9	113.7	2,744.2	6	59.7		0.2	51.7	3.4	67.4	266.1	2,862.7	1.2	8.1	26.1	47.1	274.5	90.6	13.9	19.4		3.2
Gross Unrealized Losses	199.7	8,896.7	3,115.9	8,772.6	3,079.7					0.1		49.6	8,884.4	3,079.7	0.5		61.6		9.9	36.2	2.4
Fair Value	$ 14,115.5	628,704.9	481,398.8	578,758.9	469,253.6	296.6	987.9	9.8	19.9	1,169.4	607	27,467	622,446.1	473,847.4	253.3	502.7	14,491.1	2,476.3	4,830.5	6,226.3	843.4	682.2	584.9	642.9	558,670	241,461.1	70,034.9	239,937.7

Investments, Available for Sale - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Securities Available-for-Sale USD ( $)	Mar. 31, 2011 Securities Available-for-Sale INR	Mar. 31, 2010 Securities Available-for-Sale INR	Mar. 31, 2009 Securities Available-for-Sale INR
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible for placement towards the Bank's statutory liquidity ratio requirements						579,017.2	469,761.3
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)					12,027.3	535,694.2	384,318.2
Other than temporary impairment losses on available for sale securities	$ 4.2	186.7	445.5	112.4	$ 4.2	186.7	445.5	112.4

Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 INR	Mar. 31, 2011 Government of India securities Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Government of India securities Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Securities issued by state government sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Securities issued by state government sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Deposit Certificates issued by banks Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Mortgage-backed securities INR	Mar. 31, 2010 Mortgage-backed securities INR	Mar. 31, 2011 Asset-backed securities INR
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	$ 8,326	370,840.2		223,980.9	345,334.9	221,038.8		4.9	15,436	370,288.6	221,055.3	51.5	11.6	9,416.8	49.4	387.1	2,925.6	164.5
Less Than 12 Months Unrealized Losses	85.9	3,826.1		2,641.6	3,702.2	2,605.4			49.6	3,813.8	2,605.4	0.3		61.6	0.1	9.9	36.2	2.4
12 Months or Greater Fair Value	4,217.1	187,829.8		17,480.2	187,813.4	17,480.2	4.9			187,829.8	17,480.2	11.5
12 Months or Greater Unrealized Losses	113.8	5,070.6		474.3	5,070.4	474.3				5,070.6	474.3	0.2
Fair Value	12,543.1	558,670		241,461.1	533,148.3	238,519	4.9	4.9	15,436	558,118.4	238,535.5	63	11.6	9,416.8	49.4	387.1	2,925.6	164.5
Unrealized Losses	$ 199.7	8,896.7		3,115.9	8,772.6	3,079.7			49.6	8,884.4	3,079.7	0.5		61.6	0.1	9.9	36.2	2.4

Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage-Backed Securities (Detail) (Debt securities, other than asset and mortgage-backed securities)
In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR
Amortized Cost
Within one year		159,965.7
Over one year through five years		303,746
Over five years through ten years		107,600
Over ten years		59,752.7
Total		631,064.4
Fair Value
Within one year	3,587.2	159,774.5
Over one year through five years	6,708.6	298,800.7
Over five years through ten years	2,367.4	105,443.5
Over ten years	1,311.8	58,427.4
Total	$ 13,975	622,446.1

Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Gain (Loss) on Investments [Line Items]
Gross realized gains on sale	$ 17.5	782.6	5,691.3	3,963.6
Gross realized losses on sale	(9.1)	(406.9)	(1,116.4)	(1,023.7)
Realized gains (losses), net	8.4	375.7	4,574.9	2,939.9
Dividends and interest	914.7	40,739.8	33,304.6	35,636.9
Total	$ 923.1	41,115.5	37,879.5	38,576.8

Fair Values of Credit Substitutes by Type of Instrument (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Credit Substitutes USD ( $)	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Debentures INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Debentures INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Commercial paper INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Commercial paper INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 14,302.8	637,047.1	481,538.8	$ 326.1	14,526.6	2,429.2	2,622.2	2,233.6	11,904.4	195.6
Fair Value	$ 14,115.5	628,704.9	481,398.8	$ 325.3	14,491.1	2,476.3	2,584.3	2,279.2	11,906.8	197.1

Fair Values of Credit Substitutes (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Credit Substitutes USD ( $)	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Fair Values Of Credit Substitutes INR
Schedule of Available-for-sale Securities [Line Items]
Performing				$ 325.3	14,491.1	2,476.3
Impaired-gross balance				2.4	106.7	313.6
Less amounts provided for other than temporary impairments				2.4	106.7	313.6
Impaired credit substitutes, net
Fair Value	$ 14,115.5	628,704.9	481,398.8	$ 325.3	14,491.1	2,476.3

Impaired Credit Substitutes (Detail) (Fair Values Of Credit Substitutes) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Textiles and Garments USD ( $)	Mar. 31, 2011 Textiles and Garments INR	Mar. 31, 2011 Drugs and Pharmaceuticals USD ( $)	Mar. 31, 2011 Drugs and Pharmaceuticals INR	Mar. 31, 2010 Drugs and Pharmaceuticals INR
Schedule of Available-for-sale Securities [Line Items]
-on accrual status
-on non-accrual status	2.4	106.7	313.6
Gross impaired credit substitutes	2.4	106.7	313.6	2.3	101.7	0.1	5	313.6
Average impaired credit substitutes	1.2	53.4	156.8
Interest foregone on impaired credit substitutes
Interest income recognized on impaired credit substitutes
Interest income recognized on impaired credit substitutes on a cash basis

Repurchase and Resell Agreements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ( $) Year Month Day	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Repurchase Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14	14	14
Securities purchased under agreements to resell, amount outstanding		0	20,000
Securities sold under repurchase agreements, maturity (days)	14	14	14
Securities sold under repurchase agreements, amount outstanding	$ 1,347.1	60,000	0

Loans - Additional Information (Detail) (INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	54,698.1	40,000

Loans by Facility (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 INR	Mar. 31, 2011 Retail Loans USD ( $)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans USD ( $)	Mar. 31, 2010 Retail Loans INR	Mar. 31, 2011 Retail Loans Auto loans USD ( $)	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2010 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card USD ( $)	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Retail business banking USD ( $)	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2010 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Other retail USD ( $)	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2010 Retail Loans Other retail INR	Mar. 31, 2011 Wholesale loans USD ( $)	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3		1,320,941	$ 22,006	980,144.6	$ 16,456.8	732,984.2	$ 5,785.1	257,670.2	197,507.7	$ 3,553.7	158,283.2	129,413.1	$ 4,669.4	207,975.5	144,733.7	$ 7,997.8	356,215.7	261,329.7	$ 15,011.3	668,605.7	587,956.8
Less: Allowance for credit losses	581.4	25,894.3	533.5	23,760.6						503.1	1,066.6		895.2	1,650.9		4,396.8	3,632.9		2,717.2	2,859.1		7,577.5	4,610.8
Total	$ 36,435.9	1,622,856		1,297,180.4

Contractual Residual Maturity of Gross Loans (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Gross Loans USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans Within one year INR	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans Over one year through five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans Over five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance INR	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance Within one year INR	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance Over one year through five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance Over five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Term loans USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans Term loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Term loans Within one year INR	Mar. 31, 2011 Fair Values Of Gross Loans Term loans Over one year through five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Term loans Over five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Within one year INR	Mar. 31, 2011 Fair Values Of Gross Loans Over one year through five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Over five years INR	Mar. 31, 2011 Retail Loans USD ( $)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans USD ( $)	Mar. 31, 2010 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3	1,320,941	$ 37,017.3	1,648,750.3	1,320,941	$ 22,006	980,144.6	335,089	547,772.1	97,283.5	$ 6,626	295,123	200,690	93,374.3	1,058.7	$ 8,385.3	373,482.7	194,764.3	137,617.4	41,101	730,543.3	778,763.8	139,443.2	$ 22,006	980,144.6	$ 16,456.8	732,984.2

Gross Loans Analyzed by Performance (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Gross Loans USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Performing USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans Performing INR	Mar. 31, 2010 Fair Values Of Gross Loans Performing INR	Mar. 31, 2011 Fair Values Of Gross Loans Impaired USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans Impaired INR	Mar. 31, 2010 Fair Values Of Gross Loans Impaired INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3	1,320,941	$ 37,017.3	1,648,750.3	1,320,941	$ 36,553.4	1,628,087.9	1,301,678.1	$ 463.9	20,662.4	19,262.9

Loan Delinquency and Non-Accrual Loans (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due USD ( $)	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Auto loans INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Retail business banking INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Other retail INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Wholesale loans INR	Mar. 31, 2011 Impaired / 91 days or more past due USD ( $)	Mar. 31, 2011 Impaired / 91 days or more past due INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Auto loans INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Retail business banking INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Other retail INR	Mar. 31, 2011 Impaired / 91 days or more past due Wholesale loans INR	Mar. 31, 2011 Total current or less than 31 days past due USD ( $)	Mar. 31, 2011 Total current or less than 31 days past due INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Auto loans INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Retail business banking INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Other retail INR	Mar. 31, 2011 Total current or less than 31 days past due Wholesale loans INR	Mar. 31, 2011 Total outstandings USD ( $)	Mar. 31, 2011 Total outstandings INR	Mar. 31, 2010 Total outstandings USD ( $)	Mar. 31, 2010 Total outstandings INR	Mar. 31, 2011 Total outstandings Retail Loans Auto loans USD ( $)	Mar. 31, 2011 Total outstandings Retail Loans Auto loans INR	Mar. 31, 2010 Total outstandings Retail Loans Auto loans INR	Mar. 31, 2011 Total outstandings Retail Loans Personal loans/Credit card USD ( $)	Mar. 31, 2011 Total outstandings Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Total outstandings Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Total outstandings Retail Loans Retail business banking USD ( $)	Mar. 31, 2011 Total outstandings Retail Loans Retail business banking INR	Mar. 31, 2010 Total outstandings Retail Loans Retail business banking INR	Mar. 31, 2011 Total outstandings Retail Loans Other retail USD ( $)	Mar. 31, 2011 Total outstandings Retail Loans Other retail INR	Mar. 31, 2010 Total outstandings Retail Loans Other retail INR	Mar. 31, 2011 Total outstandings Wholesale loans USD ( $)	Mar. 31, 2011 Total outstandings Wholesale loans INR	Mar. 31, 2010 Total outstandings Wholesale loans INR	Mar. 31, 2011 Retail Loans USD ( $)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans USD ( $)	Mar. 31, 2010 Retail Loans INR	Mar. 31, 2011 Retail Loans Auto loans USD ( $)	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2010 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card USD ( $)	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Retail business banking USD ( $)	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2010 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Other retail USD ( $)	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2010 Retail Loans Other retail INR	Mar. 31, 2011 Wholesale loans USD ( $)	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3	1,320,941	$ 204.5	9,108.2	1,031.6	1,567	1,377.7	3,357.6	1,774.3	$ 463.9	20,662.4	982.6	1,304.9	5,126.2	3,745.8	9,502.9	$ 36,348.9	1,618,979.7	255,656	155,411.3	201,471.6	349,112.3	657,328.5	$ 37,017.3	1,648,750.3	$ 29,657.4	1,320,941	$ 5,785.1	257,670.2	197,507.7	$ 3,553.7	158,283.2	129,413.1	$ 4,669.4	207,975.5	87,887	$ 7,997.7	356,215.7	318,176.4	$ 15,011.4	668,605.7	587,956.8	$ 22,006	980,144.6	$ 16,456.8	732,984.2	$ 5,785.1	257,670.2	197,507.7	$ 3,553.7	158,283.2	129,413.1	$ 4,669.4	207,975.5	144,733.7	$ 7,997.8	356,215.7	261,329.7	$ 15,011.3	668,605.7	587,956.8

Grading Indicators Related to the Bank's Retail Loans and Wholesale Loans (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Retail Loans USD ( $)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans USD ( $)	Mar. 31, 2010 Retail Loans INR	Mar. 31, 2011 Retail Loans Performing INR	Mar. 31, 2010 Retail Loans Performing INR	Mar. 31, 2011 Retail Loans Performing Auto loans INR	Mar. 31, 2011 Retail Loans Performing Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Performing Other retail INR	Mar. 31, 2011 Retail Loans Performing Housing loans INR	Mar. 31, 2011 Retail Loans Impaired INR	Mar. 31, 2010 Retail Loans Impaired INR	Mar. 31, 2011 Retail Loans Impaired Auto loans INR	Mar. 31, 2011 Retail Loans Impaired Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Impaired Other retail INR	Mar. 31, 2011 Retail Loans Impaired Housing loans INR	Mar. 31, 2011 Retail Loans Auto loans USD ( $)	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2010 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card USD ( $)	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Other retail USD ( $)	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2010 Retail Loans Other retail INR	Mar. 31, 2011 Retail Loans Housing loans USD ( $)	Mar. 31, 2011 Retail Loans Housing loans INR	Mar. 31, 2011 Wholesale loans USD ( $)	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR	Mar. 31, 2011 Wholesale loans Impaired USD ( $)	Mar. 31, 2011 Wholesale loans Impaired INR	Mar. 31, 2010 Wholesale loans Impaired INR	Mar. 31, 2011 Wholesale loans Pass USD ( $)	Mar. 31, 2011 Wholesale loans Pass INR	Mar. 31, 2010 Wholesale loans Pass INR	Mar. 31, 2011 Wholesale loans Labeled USD ( $)	Mar. 31, 2011 Wholesale loans Labeled INR	Mar. 31, 2010 Wholesale loans Labeled INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3	1,320,941	$ 22,006	980,144.6	$ 16,456.8	732,984.2	968,985.1	719,946.2	256,687.6	156,978.3	352,469.9	202,849.3	11,159.5	13,038	982.6	1,304.9	3,745.8	5,126.2	$ 5,785.1	257,670.2	197,507.7	$ 3,553.7	158,283.2	129,413.1	$ 7,997.8	356,215.7	261,329.7	$ 4,669.4	207,975.5	$ 15,011.3	668,605.7	587,956.8	$ 213.4	9,502.9	6,224.9	$ 14,781.1	658,351.4	579,031.3	$ 16.8	751.4	2,700.6

Impaired Loans Where the Bank is Probable that it will not Collect all Amounts due According to the Original Contractual Terms of the Loans (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2011 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	$ 463.9	20,662.4	982.6	1,304.9	5,126.2	3,745.8	9,502.9
Unpaid principal balance	463.9	20,662.4	982.6	1,304.9	5,126.2	3,745.8	9,502.9
Related specific allowance	361.2	16,089.8	503.1	895.2	4,396.8	2,717.2	7,577.5
Average Recorded investments	448.2	19,962.7	1,404	1,839.9	5,007.9	3,847	7,863.9
Finance Receivable on Non Accrual Basis	$ 375.5	16,724.4	982.6	1,304.9	5,126.2	2,989	6,321.7

Impaired Loans (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2011 Textiles and Garments Fair Values Of Gross Loans USD ( $)	Mar. 31, 2011 Textiles and Garments Fair Values Of Gross Loans INR	Mar. 31, 2010 Textiles and Garments Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Wholesale/Retail Trade USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2010 Fair Values Of Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2011 Fair Values Of Gross Loans NBFC/Financial Intermediaries USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans NBFC/Financial Intermediaries INR	Mar. 31, 2011 Fair Values Of Gross Loans Others (none greater than 5% of impaired loans) USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans Others (none greater than 5% of impaired loans) INR	Mar. 31, 2010 Fair Values Of Gross Loans Others (none greater than 5% of impaired loans) INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 463.9	20,662.4	$ 31.7	1,410	788.6	$ 463.9	20,662.4	19,262.9	$ 58.7	2,616.6	2,252.8	$ 48.2	2,147.1	$ 325.3	14,488.7	16,221.5

Summary Information Relating to Impaired Loans (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2011 Fair Values Of Gross Loans USD ( $)	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2009 Fair Values Of Gross Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	$ 448.2	19,962.7	$ 112.4	5,007.6	5,889.8	4,662.3
Interest foregone on impaired loans			48.9	2,179.8	1,540.1	365.6
Interest income recognized on impaired loans			29	1,292.5	591.4	206.5
Interest income recognized on impaired loans on a cash basis			$ 29	1,292.5	591.4	206.5

Specific Allowance for Credit Losses (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 INR		Mar. 31, 2011 Retail Loans Auto loans INR		Mar. 31, 2011 Retail Loans Personal loans/Credit card INR		Mar. 31, 2011 Retail Loans Retail business banking INR		Mar. 31, 2011 Retail Loans Other retail INR		Mar. 31, 2011 Wholesale loans INR		Mar. 31, 2011 Unallocated INR
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	$ 533.5		23,760.6		1,066.6		1,650.9		3,632.9		2,859.1		4,610.8		9,940.3
Write-offs	266		11,845.8		1,986		7,154.6		200.2		1,836.8		668.2
Cash recoveries	253.3	[1]	11,282.8	[1]	1,073.7	[1]	1,352.5	[1]	3,877.5	[1]	4,491.2	[1]	487.9	[1]
Allowance for credit losses	567.2		25,262.3		2,496.2		7,751.4		4,841.6		6,186.1		4,122.8		(135.8)
Allowance for credit losses, end of the period	581.4		25,894.3		503.1		895.2		4,396.8		2,717.2		7,577.5		9,804.5
Allowance for credit losses:
Allowance individually evaluated for impairment	170.1		7,577.5										7,577.5
Allowance collectively evaluated for impairment	191.2		8,512.3		503.1		895.2		4,396.8		2,717.2
Loans:
Loans individually evaluated for impairment	213.4		9,502.9										9,502.9
Loans collectively evaluated for impairment	$ 250.6		11,159.5		982.6		1,304.9		5,126.2		3,745.8

[1]	Does not include the recoveries against write off cases amounting to Rs 4,357.6 million.

Specific Allowance for Credit Losses (Parenthetical) (Detail) (INR)	12 Months Ended
Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Cash recoveries, recoveries against write off cases	4,357.6

Interest and Fees on Loans by Facility (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Wholesale loans USD ( $)	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR	Mar. 31, 2009 Wholesale loans INR	Mar. 31, 2011 Retail Loans USD ( $)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans INR	Mar. 31, 2009 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and fees on loans	$ 3,451.1	153,719.7	118,364.5	117,281.5	$ 1,271.5	56,634.7	38,902.5	43,407	$ 2,179.6	97,085	79,462	73,874.5

Pre-Tax Gains on Securitizations and Certain Cash Flows Received from Customers and Paid to QSPEs for Sales of Performing Loans (Detail) (Performing) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Nontransferor Sponsor with Variable Interest USD ( $)	Mar. 31, 2011 Nontransferor Sponsor with Variable Interest INR	Mar. 31, 2010 Nontransferor Sponsor with Variable Interest INR	Mar. 31, 2009 Nontransferor Sponsor with Variable Interest INR
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Sale price of new securitizations/transfer				23,355.1
Less: Book value of finance receivables derecognized				22,154
Less: Estimated costs of servicing				18.2
Pre-tax gains (loss) on securitizations/transfer				1,182.9
Cash flow information
Collections against securitized receivables/transfers	158.3	7,048.6	9,967.8	6,201.2
Cash flows on retained interests	8.8	394	41.5	41.9
Payments made					$ 146.9	6,543.9	9,515.3	5,843.1

Key Assumptions Used in Measuring the Retained Interests in Finance Receivables of Sales (Detail)	12 Months Ended
Mar. 31, 2009
Key assumptions: (rates per annum)
Annual prepayment rate	5.00%
Expected credit losses	2.00%

Other Key Disclosures (Detail) (Finance Receivable Held by Special Purpose Entities) In Millions	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 INR		Mar. 31, 2010 INR
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	$ 170.5	[1]	7,593.5	[1]	12,659.1	[1]
Delinquencies	7.9		352.7		253.2
Credit losses	6.4		282.9		197.9
Retained interest in sold receivables	$ 8.1		359.7		768.6

[1]	Includes Rs.158.1 million and Rs 2.4 million held by SPEs as of March 31, 2010 and March 31, 2011 respectively

Other Key Disclosures (Parenthetical) (Detail) (Retained interest in sold receivables held by SPEs, INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retained interest in sold receivables held by SPEs
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement, portion held by SPEs	2.4	158.1

Economic Assumptions and the Sensitivity of the Estimated Fair Value of Retained Interests in Finance Receivables to Immediate 10% and 20% Changes in Those Assumptions (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Annual prepayment rate:
Impact of 10% adverse change	$ 0.7	30.1	53.9
Impact of 20% adverse change	1.3	57	94.9
Expected credit losses:
Impact of 10% adverse change	0.5	22.3	22.7
Impact of 20% adverse change	$ 1	44.5	45.3

Retail Business Banking Loans and Loans to Commercial Vehicle Operators (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2010 Fair Values Of Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2011 Fair Values Of Gross Loans Automotive manufacturers INR	Mar. 31, 2010 Fair Values Of Gross Loans Automotive manufacturers INR	Mar. 31, 2011 Fair Values Of Gross Loans Land transport INR	Mar. 31, 2010 Fair Values Of Gross Loans Land transport INR	Mar. 31, 2011 Fair Values Of Gross Loans Fertilizers & Pesticides INR	Mar. 31, 2010 Fair Values Of Gross Loans Fertilizers & Pesticides INR	Mar. 31, 2011 Fair Values Of Gross Loans Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2010 Fair Values Of Gross Loans Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2011 Fair Values Of Gross Loans Banks and Financial Institutions INR	Mar. 31, 2010 Fair Values Of Gross Loans Banks and Financial Institutions INR	Mar. 31, 2010 Fair Values Of Gross Loans Housing Finance Companies INR	Mar. 31, 2011 Fair Values Of Gross Loans Activities allied to agriculture INR	Mar. 31, 2010 Fair Values Of Gross Loans Activities allied to agriculture INR	Mar. 31, 2011 Fair Values Of Gross Loans Real Estate & Property Services INR	Mar. 31, 2010 Fair Values Of Gross Loans Real Estate & Property Services INR	Mar. 31, 2011 Fair Values Of Gross Loans Others (none > than 2%) INR	Mar. 31, 2010 Fair Values Of Gross Loans Others (none > than 2%) INR	Mar. 31, 2011 Fair Values Of Gross Loans Iron and Steel INR	Mar. 31, 2011 Fair Values Of Gross Loans Power Product and Other Businesses INR	Mar. 31, 2011 Fair Values Of Gross Loans Food And Beverage INR	Mar. 31, 2010 Wholesale/Retail Trade Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Automotive manufacturers INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Automotive manufacturers INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Others (none > than 2%) INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Others (none > than 2%) INR	Mar. 31, 2011 Automotive manufacturers USD ( $)	Mar. 31, 2011 Automotive manufacturers INR	Mar. 31, 2010 Automotive manufacturers INR	Mar. 31, 2011 Wholesale/Retail Trade USD ( $)	Mar. 31, 2011 Wholesale/Retail Trade INR	Mar. 31, 2010 Wholesale/Retail Trade INR	Mar. 31, 2011 Land transport USD ( $)	Mar. 31, 2011 Land transport INR	Mar. 31, 2010 Land transport INR	Mar. 31, 2011 Fertilizers & Pesticides USD ( $)	Mar. 31, 2011 Fertilizers & Pesticides INR	Mar. 31, 2010 Fertilizers & Pesticides INR	Mar. 31, 2011 Non-banking finance companies/Financial Intermediaries USD ( $)	Mar. 31, 2011 Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2010 Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2011 Banks and Financial Institutions USD ( $)	Mar. 31, 2011 Banks and Financial Institutions INR	Mar. 31, 2010 Banks and Financial Institutions INR	Mar. 31, 2010 Housing Finance Companies INR	Mar. 31, 2011 Activities allied to agriculture USD ( $)	Mar. 31, 2011 Activities allied to agriculture INR	Mar. 31, 2010 Activities allied to agriculture INR	Mar. 31, 2011 Real Estate & Property Services USD ( $)	Mar. 31, 2011 Real Estate & Property Services INR	Mar. 31, 2010 Real Estate & Property Services INR	Mar. 31, 2011 Others (none > than 2%) USD ( $)	Mar. 31, 2011 Others (none > than 2%) INR	Mar. 31, 2010 Others (none > than 2%) INR	Mar. 31, 2011 Iron and Steel USD ( $)	Mar. 31, 2011 Iron and Steel INR	Mar. 31, 2011 Power Product and Other Businesses USD ( $)	Mar. 31, 2011 Power Product and Other Businesses INR	Mar. 31, 2011 Food And Beverage USD ( $)	Mar. 31, 2011 Food And Beverage INR
Concentration Risk [Line Items]
Total	$ 37,342.6	1,663,241.4	1,323,417.3	1,648,750.3	1,320,941	107,152.2	70,886.1	76,336.1	73,784.3	91,140	59,080.3	34,157.5	54,830.1	54,241	53,697.2	45,070.1	37,590.1	35,697.6	49,024.3	31,493.6	39,964.8	27,051.3	1,041,356.2	876,830.4	39,203.3	36,646.8	34,458	198.8	14,491.1	2,476.3	2,890.5	49.3	2,611.9	105.3	8,988.7	2,122.9	$ 1,778.8	79,226.6	73,833.6	$ 2,405.7	107,152.2	71,084.9	$ 2,046.3	91,140	59,080.3	$ 766.9	34,157.5	54,830.1	$ 1,276.4	56,852.9	53,802.5	$ 1,011.9	45,070.1	37,590.1	35,697.6	$ 1,100.7	49,024.3	31,493.6	$ 897.3	39,964.8	27,051.3	$ 23,582	1,050,344.9	878,953.3	$ 880.2	39,203.3	$ 822.8	36,646.8	$ 773.6	34,458
%	100.00%	100.00%	100.00%																																		4.80%	4.80%	5.60%	6.40%	6.40%	5.40%	5.50%	5.50%	4.50%	2.10%	2.10%	4.10%	3.30%	3.30%	4.10%	2.70%	2.70%	2.80%	2.70%	2.90%	2.90%	2.40%	2.40%	2.40%	2.00%	63.20%	63.20%	66.40%	2.40%	2.40%	2.20%	2.20%	2.10%	2.10%

Concentrations of Credit Risk - Additional Information (Detail)	Mar. 31, 2011	Mar. 31, 2010
Concentration Risk [Line Items]
Geographic concentration of credit risk, with exposure to borrowers	100.00%	100.00%
Western India (including Mumbai)
Concentration Risk [Line Items]
Geographic concentration of credit risk, with exposure to borrowers	46.00%	47.30%

Loan and Credit Substitute Exposures Based on the Region in which the Instruments are Originated (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Mumbai INR	Mar. 31, 2010 Fair Values Of Gross Loans Mumbai INR	Mar. 31, 2011 Fair Values Of Gross Loans Western region, other than Mumbai INR	Mar. 31, 2010 Fair Values Of Gross Loans Western region, other than Mumbai INR	Mar. 31, 2011 Fair Values Of Gross Loans Northern region INR	Mar. 31, 2010 Fair Values Of Gross Loans Northern region INR	Mar. 31, 2011 Fair Values Of Gross Loans Eastern region INR	Mar. 31, 2010 Fair Values Of Gross Loans Eastern region INR	Mar. 31, 2011 Fair Values Of Gross Loans Southern region INR	Mar. 31, 2010 Fair Values Of Gross Loans Southern region INR	Mar. 31, 2011 Fair Values Of Gross Loans Foreign branch INR	Mar. 31, 2010 Fair Values Of Gross Loans Foreign branch INR	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Mumbai INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Mumbai INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Southern region INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Southern region INR	Mar. 31, 2011 Mumbai USD ( $)	Mar. 31, 2011 Mumbai INR	Mar. 31, 2010 Mumbai INR	Mar. 31, 2011 Western region, other than Mumbai USD ( $)	Mar. 31, 2011 Western region, other than Mumbai INR	Mar. 31, 2010 Western region, other than Mumbai INR	Mar. 31, 2011 Northern region USD ( $)	Mar. 31, 2011 Northern region INR	Mar. 31, 2010 Northern region INR	Mar. 31, 2011 Eastern region USD ( $)	Mar. 31, 2011 Eastern region INR	Mar. 31, 2010 Eastern region INR	Mar. 31, 2011 Southern region USD ( $)	Mar. 31, 2011 Southern region INR	Mar. 31, 2010 Southern region INR	Mar. 31, 2011 Foreign branch USD ( $)	Mar. 31, 2011 Foreign branch INR	Mar. 31, 2010 Foreign branch INR
Concentration Risk [Line Items]
Total Exposure	$ 37,342.6	1,663,241.4	1,323,417.3	1,648,750.3	1,320,941	459,750.5	391,032.6	290,496.4	233,323.5	398,120.9	293,704.3	73,956.5	79,058.5	379,890.6	304,037.8	46,535.4	19,784.3	14,491.1	2,476.3	14,386.4	2,371	104.7	105.3	$ 10,645.1	474,136.9	393,403.6	$ 6,522.1	290,496.4	233,323.5	$ 8,938.5	398,120.9	293,704.3	$ 1,660.5	73,956.5	79,058.5	$ 8,531.6	379,995.3	304,143.1	$ 1,044.8	46,535.4	19,784.3
%	100.00%	100.00%	100.00%																					28.50%	28.50%	29.70%	17.50%	17.50%	17.60%	23.90%	23.90%	22.20%	4.40%	4.40%	6.00%	22.90%	22.90%	23.00%	2.80%	2.80%	1.50%

Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on the Higher of the Outstanding Balance or the Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Funded Exposure Borrower 1 INR	Mar. 31, 2010 Funded Exposure Borrower 1 INR	Mar. 31, 2011 Funded Exposure Borrower 2 INR	Mar. 31, 2010 Funded Exposure Borrower 2 INR	Mar. 31, 2011 Funded Exposure Borrower 3 INR	Mar. 31, 2011 Funded Exposure Borrower 4 INR	Mar. 31, 2011 Funded Exposure Borrower 5 INR	Mar. 31, 2011 Funded Exposure Borrower 6 INR	Mar. 31, 2011 Funded Exposure Borrower 7 INR	Mar. 31, 2010 Funded Exposure Borrower 7 INR	Mar. 31, 2011 Funded Exposure Borrower 8 INR	Mar. 31, 2010 Funded Exposure Borrower 8 INR	Mar. 31, 2011 Funded Exposure Borrower 9 INR	Mar. 31, 2010 Funded Exposure Borrower 9 INR	Mar. 31, 2011 Funded Exposure Borrower 10 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 2 INR	Mar. 31, 2010 Non-Funded Exposure Borrower 2 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 7 INR	Mar. 31, 2010 Non-Funded Exposure Borrower 7 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 8 INR	Mar. 31, 2010 Non-Funded Exposure Borrower 8 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 9 INR	Mar. 31, 2010 Non-Funded Exposure Borrower 9 INR	Mar. 31, 2011 Borrower 1 USD ( $)	Mar. 31, 2011 Borrower 1 INR	Mar. 31, 2010 Borrower 1 INR	Mar. 31, 2011 Borrower 2 USD ( $)	Mar. 31, 2011 Borrower 2 INR	Mar. 31, 2010 Borrower 2 INR	Mar. 31, 2011 Borrower 3 USD ( $)	Mar. 31, 2011 Borrower 3 INR	Mar. 31, 2011 Borrower 4 USD ( $)	Mar. 31, 2011 Borrower 4 INR	Mar. 31, 2011 Borrower 5 USD ( $)	Mar. 31, 2011 Borrower 5 INR	Mar. 31, 2011 Borrower 6 USD ( $)	Mar. 31, 2011 Borrower 6 INR	Mar. 31, 2011 Borrower 7 USD ( $)	Mar. 31, 2011 Borrower 7 INR	Mar. 31, 2010 Borrower 7 INR	Mar. 31, 2011 Borrower 8 USD ( $)	Mar. 31, 2011 Borrower 8 INR	Mar. 31, 2010 Borrower 8 INR	Mar. 31, 2011 Borrower 9 USD ( $)	Mar. 31, 2011 Borrower 9 INR	Mar. 31, 2010 Borrower 9 INR	Mar. 31, 2011 Borrower 10 USD ( $)	Mar. 31, 2011 Borrower 10 INR
Concentration Risk [Line Items]
Total Exposure	$ 37,342.6	1,663,241.4	1,323,417.3	65,030.5	41,971.1	33,579.5	26,120	30,000	30,000	30,000	25,000	14,376.4	13,844.7	1,209.1	13,503.6	418.9	304.3	20,000	24,000	11,071.1	10,439.1	8,090.9	21,672.2	18,938.2	20,813.5	14,299.6	$ 1,460	65,030.5	41,971.1	$ 1,292.8	57,579.5	37,191.1	$ 673.6	30,000	$ 673.6	30,000	$ 673.6	30,000	$ 561.3	25,000	$ 557.2	24,815.5	21,935.6	$ 513.7	22,881.3	32,441.8	$ 476.7	21,232.4	14,603.9	$ 449	20,000

Property and Equipment by Asset Category (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Property, Plant and Equipment [Line Items]
Land and premises	$ 230.3	10,259.7	9,764.9
Software and systems	159.1	7,087.9	5,918.8
Equipment and furniture	661.3	29,451.7	25,198.6
Property and equipment, at cost	1,050.7	46,799.3	40,882.3
Less: Accumulated depreciation	537	23,918.1	18,579.5
Property and equipment, net	$ 513.7	22,881.2	22,302.8

Property and Equipment - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Property, Plant and Equipment [Line Items]
Decrease in net income before non-controlling interest due to change in estimated useful life	lower by Rs. 390.5 million	lower by Rs. 390.5 million
Depreciation and amortization	$ 115.4	5,138.6	4,133.7	3,731.4

Other Assets (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Security deposits for leased property	$ 63.2	2,812.8	4,110.2
Sundry accounts receivable	149.7	6,666.5	8,024.1
Advance tax (net of provision for taxes)	218.8	9,743.7	9,733.9
Advances	17.9	799	1,288.3
Prepaid expenses	22.8	1,016	1,050.3
Restricted cash/ securitization margin for credit enhancement and securitized transactions	50.9	2,269.2	103.2
Derivatives	1,697.2	75,593.6	77,929.2
Others	373.1	16,631.6	11,848.9
Total	$ 2,593.6	115,532.4	114,088.1

Deposits (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Interest-bearing:
Savings deposits	$ 14,245.1	634,476.8	498,656.6
Time deposits	22,110.6	984,806.8	802,389.4
Total interest-bearing deposits	36,355.7	1,619,283.6	1,301,046
Non-interest bearing deposits	10,391.7	462,845.4	371,354.3
Total	$ 46,747.4	2,082,129	1,672,400.3

Deposits - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Deposit in excess of Rs. 100000 INR	Mar. 31, 2010 Deposit in excess of Rs. 100000 INR
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of less than one year	$ 17,080.2	760,749.9	630,337.1
Time deposits	$ 22,110.6	984,806.8	802,389.4	872,241.2	678,013.4

Scheduled Maturities for Total Time Deposits (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Due to mature in the fiscal year ending March 31:
2012	$ 17,080.2	760,749.9	630,337.1
2013	3,907.2	174,027.3
2014	882.5	39,307.1
2015	55.1	2,455.2
2016	124.2	5,530.8
Thereafter	61.4	2,736.5
Total	$ 22,110.6	984,806.8	802,389.4

Short-Term Borrowings (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2010	Mar. 31, 2011 Borrowed in the call market USD ( $)	Mar. 31, 2011 Borrowed in the call market INR	Mar. 31, 2010 Borrowed in the call market INR	Mar. 31, 2011 Term borrowings from institutions/banks USD ( $)	Mar. 31, 2011 Term borrowings from institutions/banks INR	Mar. 31, 2010 Term borrowings from institutions/banks INR	Mar. 31, 2011 Foreign currency borrowings USD ( $)	Mar. 31, 2011 Foreign currency borrowings INR	Mar. 31, 2010 Foreign currency borrowings INR	Mar. 31, 2011 Bills rediscounted USD ( $)	Mar. 31, 2011 Bills rediscounted INR	Mar. 31, 2010 Bills rediscounted INR
Short-term Debt [Line Items]
Short-term borrowings	$ 1,721.7	76,686.7	98,165		$ 158.3	7,050.6	12,269.1	$ 350.4	15,609.9	22,942.7	$ 1,046.2	46,598.6	22,953.2	$ 166.8	7,427.6	40,000
Weighted average interest rate	5.30%	5.30%		3.60%
Maximum amount outstanding	2,786.1	124,092.8	141,802.3
Average amount outstanding	$ 1,887.9	84,086.3	61,493.4

Long-Term Debt (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Subordinated debt USD ( $)	Mar. 31, 2011 Subordinated debt INR	Mar. 31, 2010 Subordinated debt INR	Mar. 31, 2011 Others USD ( $)	Mar. 31, 2011 Others INR	Mar. 31, 2010 Others INR
Debt Instrument [Line Items]
Long-term debt	$ 2,094.5	93,287.2	75,854.4	$ 1,659.9	73,930.5	63,531	$ 434.6	19,356.7	12,323.4

Scheduled Maturities of Long-Term Debt (Detail) In Millions	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 INR
Due in the fiscal year ending March 31:
2012	$ 110.6		4,927.1
2013	223		9,931.9
2014	35.4		1,578.6
2015	109.8		4,890
2016	269.9		12,020
Thereafter	1,300.8	[1]	57,939.6	[1]
Total	$ 2,049.5		91,287.2

[1]	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Perpetual bonds INR
Debt Instrument [Line Items]
Perpetual bonds	$ 2,094.5	93,287.2	75,854.4	2,000

Long-Term Debt - Additional Information (Detail) (INR) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Lower tier II capital
Debt Instrument [Line Items]
Subordinated debt	33,312	33,932
Upper tier II capital
Debt Instrument [Line Items]
Subordinated debt	38,618.5	27,599
Perpetual debt
Debt Instrument [Line Items]
Subordinated debt	2,000	2,000
Tier II capital
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital	11,050
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	5,351.4	7,413.8
Local currency borrowings
Debt Instrument [Line Items]
Other long-term debt	14,005.3	4,909.6

Accrued Expenses and Other Liabilities (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Other Liabilities [Line Items]
Bills payable	$ 1,265.5	56,361.5	59,257.4
Remittances in transit	472.7	21,054.9	37,257.8
Accrued expenses	365.2	16,266.8	12,477.9
New account deposits	122	5,435.5	4,736.8
Accounts payable	1,001.9	44,626.7	43,631
Derivatives	1,670.4	74,401.8	75,326.1
Others	323.6	14,410.4	10,995.3
Total	$ 5,221.3	232,557.6	243,682.3

Income Tax Expense (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR
Income Taxes [Line Items]
Current income tax expense	$ 514.3		22,905.4		13,656.7		9,312.1
Deferred income tax (benefit) expense	(27.1)	[1]	(1,207.1)	[1]	(1,318.3)	[1]	(1,574.7)	[1]
Income tax expense	$ 487.2	[2]	21,698.3	[2]	12,338.4	[2]	7,737.4	[2]

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.
[2]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.

Income Tax Expense (Parenthetical) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR		Mar. 31, 2011 Amortization of intangible assets INR	Mar. 31, 2010 Amortization of intangible assets INR	Mar. 31, 2009 Amortization of intangible assets INR
Income Taxes [Line Items]
Deferred income tax benefits on the amortization of intangible assets	$ (27.1)	[1]	(1,207.1)	[1]	(1,318.3)	[1]	(1,574.7)	[1]	(919.1)	(1,281.3)	(1,111.8)
Change in the unrealized net (loss) gain on available for sale securities, tax			(2,402.1)		(2,955.3)		5,021.8

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.

Reconciliation of Estimated Income Taxes at the Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR
Reconciliation of Statutory Federal Tax Rate [Line Items]
Net income before taxes	$ 1,419.5		63,225.6		37,226.2		22,935.1
Effective statutory income tax rate	33.22%		33.22%		33.99%		33.99%
Expected income tax expense	471.5		21,002		12,653.2		7,795.6
Permanent differences:
Stock-based compensation	25.4		1,132		1,217		724.2
Income exempt from taxes	(14.6)		(650.4)		(1,529.4)		(845)
Effect of change in statutory tax rate	2.4		106.2
Other, net	2.5		108.5		(2.4)		62.6
Income tax expense	$ 487.2	[1]	21,698.3	[1]	12,338.4	[1]	7,737.4	[1]

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.

Tax Effects of Significant Temporary Differences (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Deductible temporary differences:
Allowance for loan losses	$ 133.3	5,935	6,068.8
Unrealized loss on securities available for sale	62.3	2,771.1	47.7
Investments, others	5.5	244.6	409.7
Derivatives			142.5
Employee benefits	36	1,603.4	1,195.1
Others	48.2	2,148.2	1,768.7
Deferred tax asset	285.3	12,702.3	9,632.5
Taxable temporary differences:
Property and equipment	22.3	993.9	1,250.1
Loan origination cost	16	713.2	546.6
Derivatives	3.3	148.6
Intangible assets	47.8	2,126.9	3,046
Deferred tax liability	89.4	3,982.6	4,842.7
Net deferred tax (asset) liability	$ (195.9)	(8,719.7)	(4,789.8)

Income Taxes - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Income Taxes [Line Items]
Total unrecognized tax benefit	$ 15.5	691.3	$ 15.5	691.3	686
The total unrecognized tax benefits, if recognized, that would reduce the tax provisions and thereby affect the effective tax rate	$ 691.3

Reconciliation of the Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Deferred Tax Liability Not Recognized [Line Items]
Opening balance	$ 15.5	691.3	686
Increase related to prior year tax positions			5.3
Decrease related to prior year tax positions
Closing balance	$ 15.5	691.3	691.3

Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 18, 2010	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Employees Stock Option Scheme INR	Mar. 31, 2010 Centurion Bank of Punjab Limited Employees Stock Option Scheme INR	Mar. 31, 2009 Centurion Bank of Punjab Limited Employees Stock Option Scheme INR	Mar. 31, 2011 Employees Stock Option Scheme INR Year	Mar. 31, 2010 Employees Stock Option Scheme INR Year	Mar. 31, 2009 Employees Stock Option Scheme INR	Jan. 31, 2000 Employees Stock Option Scheme Plan ''A'' INR	Jun. 30, 2003 Employees Stock Option Scheme Plan ''B'' INR	Jun. 30, 2005 Employees Stock Option Scheme Plan ''C'' INR	Jun. 30, 2007 Employees Stock Option Scheme Plan ''D'' INR	Mar. 31, 2011 Employees Stock Option Scheme Plan "E" INR	Mar. 31, 2011 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2010 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2009 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited INR	Mar. 31, 2010 Centurion Bank of Punjab Limited INR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance											50,000,000	50,000,000	50,000,000	75,000,000	100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											100	100	100	150	200
Employees' Stock Option Scheme, expiration									5
Employees' Stock Option Scheme, minimum vesting period									1
Employees' Stock Option Scheme, maximum vesting period									3
Stock-based compensation, options granted	32,967,500	32,967,500	36,341,250	6,265,000
Stock-based compensation, additional compensation cost due to plan modification								20.9	1,206.6							20.9	976.8	3,407.7
Stock-based compensation, intrinsic value of options exercised		16.6	14.2	2															178.8	784.5
Stock-based compensation, aggregate intrinsic value of options outstanding		81	102.7																380.2	579.5
Stock-based compensation, aggregate intrinsic value of options exercisable		81	29.3																380.2	579.5
Stock-based compensation, total stock compensation cost recognized under the plans						329.3	346.6	3,407.7	3,251.3	1,624.9
Stock-based compensation, total estimated compensation cost to be recognized in future periods								3,327.8	2,139.9
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)								0.85

Estimated Fair Value of Options on the Dates of Each Grant Using a Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Minimum	Mar. 31, 2010 Minimum	Mar. 31, 2009 Minimum	Mar. 31, 2011 Maximum	Mar. 31, 2010 Maximum	Mar. 31, 2009 Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield	0.55%		0.75%		0.59%			0.69%
Expected volatility	30.00%		39.71%		44.68%			49.86%
Risk-free interest rate				7.53%	7.32%	9.20%	7.62%	7.71%	9.30%
Expected lives	1-4.3 years	1-4 years	1-4 years

Activity in the Options Available to be Granted Under the Employee Stock Option Scheme, Employees Stock option Schemes (Detail)	1 Months Ended	12 Months Ended
	Dec. 18, 2010	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of year		14,732,500	50,258,500	53,079,000
Equity shares allocated for grant under the plan		100,000,000	0	0
Options granted	(32,967,500)	(32,967,500)	(36,341,250)	(6,265,000)
Forfeited/lapsed		1,717,750	815,250	3,444,500
Options available to be granted, end of year		83,482,750		50,258,500

Activity in the Options Outstanding under the Employee Stock Option Scheme, Employees Stock Option Schemes (Detail)	1 Months Ended	12 Months Ended
	Dec. 18, 2010	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2010
Options
Options outstanding, beginning of year		94,811,500	83,169,000	84,689,000
Granted	32,967,500	32,967,500	36,341,250	6,265,000
Exercised		(34,645,250)	(23,883,500)	(4,340,500)
Forfeited		(1,047,500)	(790,250)	(2,782,500)
Lapsed		(670,250)	(25,000)	(662,000)
Options outstanding, end of period		91,416,000		83,169,000
Options exercisable, end of year		58,548,500		47,345,000	55,874,000
Weighted Average Exercise Price
Options outstanding, beginning of year		239.83	208.29	202.72
Granted		440.16	302.41	256.56
Exercised		222.14	185.68	140.21
Forfeited		333.27	273.54	211.69
Lapsed		255.27	71.72	164.61
Options outstanding, end of period		317.6	239.83	208.29
Options exercisable, end of year		248.8	200.6	191.64
Weighted average fair value of options granted during the year		140.7	117.24	61.19

Stock Options Outstanding, Employees Stock Option Schemes (Detail)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2008 INR	Mar. 31, 2011 Plan ''A'' Rs. 73.26 (or US $ 1.64) USD ( $) Year	Mar. 31, 2011 Plan ''A'' Rs. 73.26 (or US $ 1.64) INR	Mar. 31, 2011 Plan ''B'' Rs. 71.72 to Rs. 219.74 (or US $ 1.61 to US $ 4.93) USD ( $) Year	Mar. 31, 2011 Plan ''B'' Rs. 71.72 to Rs. 219.74 (or US $ 1.61 to US $ 4.93) INR	Mar. 31, 2011 Plan ''C'' Rs. 126.12 to Rs. 219.74 (or US $ 2.83 to US $ 4.93) USD ( $) Year	Mar. 31, 2011 Plan ''C'' Rs. 126.12 to Rs. 219.74 (or US $ 2.83 to US $ 4.93) INR	Mar. 31, 2011 Plan ''D'' Rs. 219.74 to Rs. 340.96 (or US $ 4.93 to US $ 7.66) USD ( $) Year	Mar. 31, 2011 Plan ''D'' Rs. 219.74 to Rs. 340.96 (or US $ 4.93 to US $ 7.66) INR	Mar. 31, 2011 Plan "E" Rs. 440.16 (or US $ 9.88) USD ( $) Year	Mar. 31, 2011 Plan "E" Rs. 440.16 (or US $ 9.88) INR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range							$ 1.61	71.72	$ 2.83	126.12	$ 4.93	219.74
Range of exercise price, Upper Range					$ 1.64	73.26	$ 4.93	219.74	$ 4.93	219.74	$ 7.66	340.96	$ 9.88	440.16
Number Of Shares Arising Out Of Options	91,416,000	94,811,500	83,169,000	84,689,000	34,500	34,500	7,167,000	7,167,000	9,503,500	9,503,500	41,843,500	41,843,500	32,867,500	32,867,500
Weighted Average Remaining Life					0.99	0.99	1.82	1.82	1.61	1.61	3.03	3.03	4.97	4.97
Weighted Average Exercise Price	317.6	239.83	208.29	202.72		73.26		197.7		179.34		273.47		440.16

Activity in the Options Outstanding Under the Employee Stock Option Scheme, Employees Stock Option Schemes Issued on Acquisition of CBoP (Detail)	12 Months Ended					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 INR	Mar. 31, 2010	Mar. 31, 2011 Centurion Bank of Punjab Limited INR	Mar. 31, 2010 Centurion Bank of Punjab Limited INR	Mar. 31, 2009 Centurion Bank of Punjab Limited INR		Mar. 31, 2009 Centurion Bank of Punjab Limited INR
Options
Options outstanding, beginning of year	94,811,500	83,169,000	84,689,000			7,718,900	14,801,135	17,741,085	[1]
Exercised	(34,645,250)	(23,883,500)	(4,340,500)			(2,766,810)	(6,911,215)	(995,665)
Forfeited	(1,047,500)	(790,250)	(2,782,500)				(171,020)	(1,259,765)
Lapsed	(670,250)	(25,000)	(662,000)			(572,065)		(684,520)
Options outstanding, end of period	91,416,000		83,169,000			4,380,025	7,718,900
Options exercisable, end of period	58,548,500		47,345,000		55,874,000	4,380,025	7,718,900			9,030,080
Weighted Average Exercise Price
Options outstanding, beginning of year		208.29	202.72	317.6		201.2	232.7	228.9
Exercised		185.68	140.21	222.14		211.7	162.8			154.1
Forfeited		273.54	211.69	333.27			216.8			236.7
Lapsed		71.72	164.61	255.27		240.5				241
Options outstanding, end of period		239.83	208.29	317.6		189.5	201.2
Options exercisable, end of period		200.6	191.64	248.8		189.5	201.2			216.7

[1]	Note: Being number of options exchanged on acquisition of CBoP

Stock Options Outstanding, Employees Stock Option Schemes Issued on Acquisition of CBoP (Detail)	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2011 Centurion Bank of Punjab Limited	Mar. 31, 2010 Centurion Bank of Punjab Limited	Mar. 31, 2009 Centurion Bank of Punjab Limited	Mar. 31, 2008 Centurion Bank of Punjab Limited		Mar. 31, 2011 Centurion Bank of Punjab Limited Minimum General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US $ 1.98 to US $3.86) USD ( $)	Mar. 31, 2011 Centurion Bank of Punjab Limited Minimum General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US $ 1.98 to US $3.86) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Minimum General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US $ 5.22 to US $ 5.66 ) USD ( $)	Mar. 31, 2011 Centurion Bank of Punjab Limited Minimum General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US $ 5.22 to US $ 5.66 ) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum Key ESOP-2004 Rs. 23.2 (or US $ 0.52) USD ( $)	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum Key ESOP-2004 Rs. 23.2 (or US $ 0.52) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US $ 1.98 to US $3.86) USD ( $)	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US $ 1.98 to US $3.86) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US $ 5.22 to US $ 5.66 ) USD ( $)	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US $ 5.22 to US $ 5.66 ) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Key ESOP-2004 Rs. 23.2 (or US $ 0.52) INR Year	Mar. 31, 2011 Centurion Bank of Punjab Limited General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US $ 1.98 to US $3.86) INR Year	Mar. 31, 2011 Centurion Bank of Punjab Limited General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US $ 5.22 to US $ 5.66 ) INR Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price										$ 1.98	88.46	$ 5.22	232.58
Range of exercise price														$ 0.52	23.2	$ 3.86	171.98	$ 5.66	251.72
Number Of Shares Arising Out Of Options	91,416,000	94,811,500	83,169,000	84,689,000	4,380,025	7,718,900	14,801,135	17,741,085	[1]											324,080	1,262,780	2,793,165
Weighted Average Remaining Life																				2.04	2.57	2.94
Weighted Average Exercise Price																				23.2	125.58	237.68

[1]	Note: Being number of options exchanged on acquisition of CBoP

Funded Status of the Gratuity Plan and the Amounts Recognized in the Bank's Financial Statements (Detail) (Gratuity) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	$ 22.3	992	725.6
Service cost	6.1	269.5	209.9
Interest cost	1.8	78	58.9
Actuarial(gains)/ losses	2.3	103	46.7
Benefits paid	(1.8)	(81.7)	(49.1)
Projected benefit obligation, end of the period	30.7	1,360.8	992
Change in plan assets:
Fair value of plan assets, beginning of the period	11.6	517.4	453.7
Expected return on plan assets	0.5	23.6	38.9
Actuarial gains/(losses)		0.1	74
Actual return on plan assets	0.5	23.7	112.9
Employer contributions	4.5	200.6
Benefits paid	(1.8)	(81.7)	(49.2)
Fair value of plan assets, end of the period	14.8	660	517.4
Funded Status	$ (15.7)	(700.8)	(474.6)

Retirement Benefits - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended								12 Months Ended
	Mar. 31, 2011 Gratuity USD ( $)	Mar. 31, 2011 Gratuity INR	Mar. 31, 2010 Gratuity INR	Mar. 31, 2011 Gratuity Vested accumulated benefit obligation INR	Mar. 31, 2010 Gratuity Vested accumulated benefit obligation INR	Mar. 31, 2011 Gratuity Subsequent Event INR	Mar. 31, 2010 Gratuity Subsequent Event INR	Mar. 31, 2010 Centurion Bank of Punjab Limited Pension	Mar. 31, 2011 Pension USD ( $)	Mar. 31, 2011 Pension INR	Mar. 31, 2010 Pension INR	Mar. 31, 2011 Pension Vested accumulated benefit obligation INR	Mar. 31, 2010 Pension Vested accumulated benefit obligation INR	Mar. 31, 2011 Superannuation INR	Mar. 31, 2010 Superannuation INR	Mar. 31, 2009 Superannuation INR	Mar. 31, 2011 Superannuation Managing Director, Executive Directors and for certain employees of CBoP	Mar. 31, 2011 Provident Fund INR	Mar. 31, 2010 Provident Fund INR	Mar. 31, 2009 Provident Fund INR
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year		172.1								3.5
Defined benefit plan, accumulated benefit obligation		685.1	540.8	502.5	418.6					393.7	248.5	227.9	192.8
Defined benefit plan, employer contribution	4.5	200.6				540.8	540.8		1.2	54.3	4.6
Defined benefit plan, employer contribution as a percentage of basic salary								10.00%
Defined benefit pension plan, description of pension payment								In respect of employees who have moved to a cost to company (CTC) driven compensation structure and have completed services up to 15 years as on the date of movement to CTC driven compensation structure, any contribution made until such date, and any additional one-time contribution made for employees (who have completed more than 10 years but less than 15 years) stand frozen and will be converted into an annuity on separation after a lock-in-period of two years. Hence for this category of employees, liability stands frozen and no additional provision is required except for interest, if any. In respect of employees who accepted the offer and have completed services for more than 15 years, the pension would be paid based on the employee’s salary as of the date of movement to CTC driven compensation structure and a provision is made based on an actuarial valuation at the balance sheet date conducted by an independent actuary.
Defined benefit plan, description of lump sum payment to plan participants											The plan provides for lump sum payments to vested employees at retirement, resignation, death while in employment or on termination of employment in an amount equivalent to 15 days’ eligible salary payable for each completed year of service. Vesting occurs upon completion of five years of service.
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary														13.00%			15.00%	12.00%
Defined contribution plan, employees annual contribution as a percentage of eligible annual salary																		12.00%
Defined contribution plan, description of employer contribution to the Pension Scheme administered by the Regional Provident Fund Commissioner																		out of the employer’s contribution, an amount equal to 8.33% of the lower of employee’s monthly eligible salary or Rs.6,500, is contributed by the Bank to the Pension Scheme administered by the Regional Provident Fund Commissioner.
Defined contribution plan, employer contribution recognized as an expense														258.6	229.7	181.6		928.8	810.8	815.7

Net Gratuity Cost (Detail) (Gratuity) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6.1	269.5	209.9	164.3
Interest cost	1.8	78	58.9	46
Expected return on plan assets	(0.5)	(23.6)	(38.8)	(31)
Actuarial (gains)/ losses	2.3	102.9	(27.3)	(21.6)
Net gratuity cost	$ 9.7	426.8	202.7	157.7

Assumptions Used in Accounting for the Gratuity Plan (Detail) (Gratuity)	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	8.20%	[1]			8.00%	[1]	8.40%	[1]
Discount rate - net periodic benefit cost	8.20%	[1]	8.40%	[1]	8.00%	[1]
Rate of increase in compensation levels of covered employees	8.50%		8.50%		7.50%
Rate of return on plan assets	8.00%		8.00%		8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Benefit Payments, Gratuity (Detail) (Gratuity, INR) In Millions	Mar. 31, 2011
Gratuity
Benefit payments
2012	31.9
2013	36.2
2014	45
2015	51.9
2016	68.3
2017-2021	363.7

Plan Assets as a Percentage of the Total Funds (Detail) (Gratuity)	Mar. 31, 2011
Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Government securities	50.80%	[1]
Debenture and bonds	42.50%	[1]
Equity securities	4.10%	[1]
Other	2.60%	[1]
Total	100.00%	[1]
Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Government securities	15.20%	[1]
Debenture and bonds	38.60%	[1]
Equity securities	41.70%	[1]
Other	4.50%	[1]
Total	100.00%	[1]
Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Government securities	38.70%
Debenture and bonds	47.30%
Other	14.00%
Total	100.00%

[1]	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2011 are provided separately.

Funded Status of the Pension Plan and the Amounts Recognized in the Bank's Financial Statements (Detail) (Pension) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	$ 9.1	407	346
Service cost	0.4	17.6	12.1
Interest cost	0.7	30.5	27.3
Actuarial (gains)/losses	4.2	188.6	64.4
Benefits paid	(1.6)	(69.9)	(42.8)
Projected benefit obligation, end of the period	12.8	573.8	407
Change in plan assets:
Fair value of plan assets, beginning of the period	8.7	387.8	369
Expected return on plan assets	0.7	32.8	30.3
Actuarial gains/(losses)	0.6	28.5	26.6
Actual return on plan assets	1.3	61.3	56.9
Employer contributions	1.2	54.3	4.6
Benefits paid	(1.6)	(69.9)	(42.7)
Fair value of plan assets, end of the period	9.6	433.5	387.8
Funded Status	$ (3.2)	(140.3)	(19.2)

Net Pension Cost (Detail) (Pension) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.4	17.6	12.1	14.3
Interest cost	0.7	30.5	27.3	29.6
Expected return on plan assets	(0.7)	(32.8)	(30.3)	(20.3)
Actuarial (gains)/ losses	3.6	160.1	37.8	(11.3)
Net gratuity cost	$ 4	175.4	46.9	12.3

Assumptions Used in Accounting for the Pension Plan (Detail) (Pension)	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	8.20%	[1]			8.00%	[1]	8.40%	[1]
Discount rate - net periodic benefit cost	8.20%	[1]	8.40%	[1]	8.00%	[1]
Rate of increase in compensation levels of covered employees	8.50%		8.50%		7.50%
Rate of return on plan assets	8.00%		8.00%		8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Benefit Payments, Pension (Detail) (Pension, INR) In Millions	Mar. 31, 2011
Pension
Benefit payments
2012	58.8
2013	59
2014	52.7
2015	25
2016	48.9
2017-2021	309.4

Weighted-Average Asset Allocation of the Said Plan Assets for the Pension Benefits and Other Benefits (Detail) (Pension)	Mar. 31, 2011
Pension
Pension Benefits
Government securities	39.80%
Debenture and bonds	36.20%
Other	24.00%
Total	100.00%

Plan Investment Assets for Gratuity Funds and the Pension Fund Measured at Fair Value by Level and in Total (Detail) (INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Quoted Prices In Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	121.2	46.8
Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by trust | Other securities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	121.2	46.8
Government of India securities | Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	220.2	208.4
Fair Value Measurements Using Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	794.2	688.3
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	358.9	268.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	215.1	211.5
Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	178.1	170.1
Significant unobservable inputs (Level 3) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	178.1	170.1

Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (Plan investment funds managed by insurance companies) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 Other Funds INR	Mar. 31, 2010 Other Funds INR
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 3.8	170.1	190.4
Actual return on plan assets held at reporting date			16.4
Purchases, sales and settlements	0.2	8	(36.7)
Ending Balance	$ 4	178.1	170.1

Aggregate Notional Principal Amounts of the Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Interest rate derivatives USD ( $)	Mar. 31, 2011 Interest rate derivatives INR	Mar. 31, 2010 Interest rate derivatives INR	Mar. 31, 2011 Forward rate agreements USD ( $)	Mar. 31, 2011 Forward rate agreements INR	Mar. 31, 2010 Forward rate agreements INR	Mar. 31, 2011 Currency options USD ( $)	Mar. 31, 2011 Currency options INR	Mar. 31, 2010 Currency options INR	Mar. 31, 2011 Currency swaps USD ( $)	Mar. 31, 2011 Currency swaps INR	Mar. 31, 2010 Currency swaps INR	Mar. 31, 2011 Forward exchange contracts USD ( $)	Mar. 31, 2011 Forward exchange contracts INR	Mar. 31, 2010 Forward exchange contracts INR
Derivatives, Fair Value [Line Items]
Notional	$ 122,286.1	5,446,623.2	4,703,093.7	$ 45,925.6	2,045,524.2	2,020,529.7	$ 13.8	614.6	1,796	$ 8,042.3	358,206.1	372,863.7	$ 794.1	35,368.4	26,820.8	$ 67,510.3	3,006,909.9	2,281,083.5
Gross Assets		75,593.6	77,929.2		18,885.7	14,250.4		0.6	15		5,448.6	11,833.8		927.5	1,625		50,331.2	50,205
Gross Liabilities		74,401.8	75,326.1		20,835.1	15,811.2		0.5	14.9		5,840.6	12,426.1		726.3	449.2		46,999.3	46,624.7
Net Fair Value	$ 26.8	1,191.8	2,603.1	$ (43.8)	(1,949.4)	(1,560.8)		0.1	0.1	$ (8.8)	(392)	(592.3)	$ 4.5	201.2	1,175.8	$ 74.9	3,331.9	3,580.3

Information Related to Derivative Amounts Recognized in Income (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Interest rate derivatives USD ( $)	Mar. 31, 2011 Interest rate derivatives INR	Mar. 31, 2010 Interest rate derivatives INR	Mar. 31, 2011 Forward rate agreements INR	Mar. 31, 2010 Forward rate agreements INR	Mar. 31, 2011 Currency options USD ( $)	Mar. 31, 2011 Currency options INR	Mar. 31, 2010 Currency options INR	Mar. 31, 2011 Currency swaps USD ( $)	Mar. 31, 2011 Currency swaps INR	Mar. 31, 2010 Currency swaps INR	Mar. 31, 2011 Forward exchange contracts USD ( $)	Mar. 31, 2011 Forward exchange contracts INR	Mar. 31, 2010 Forward exchange contracts INR
Derivative Instruments, Gain (Loss) [Line Items]
Non-interest revenue, net - Derivatives	$ (87)	(3,873.8)	2,911	(2,063.8)	$ (40.8)	(1,815.4)	(93.6)	(0.1)	(0.1)	$ 5.7	254.8	(6,057.5)	$ (16.2)	(721.3)	419.2	$ (35.7)	(1,591.8)	8,643

Financial Instruments - Additional Information (Detail) (INR) In Millions	Mar. 31, 2011
Derivative [Line Items]
Loan sanction, aggregate of loans contemplated that had not yet been made	518,524.9
Guarantees
Derivative [Line Items]
Guarantees, non contingent Liability in respect of guarantees issued or modified after December 31, 2002	742.2
Guarantees
Derivative [Line Items]
Guarantees, contingent liability recognized in terms of FASB ASC 450	394.1

Details of Guarantees and Documentary Credits Outstanding (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Financial guarantees USD ( $)	Mar. 31, 2011 Financial guarantees INR	Mar. 31, 2010 Financial guarantees INR	Mar. 31, 2011 Performance guarantees USD ( $)	Mar. 31, 2011 Performance guarantees INR	Mar. 31, 2010 Performance guarantees INR	Mar. 31, 2011 Documentary credits USD ( $)	Mar. 31, 2011 Documentary credits INR	Mar. 31, 2010 Documentary credits INR	Mar. 31, 2011 Guarantees USD ( $)	Mar. 31, 2011 Guarantees INR	Mar. 31, 2010 Guarantees INR
Derivatives, Fair Value [Line Items]
Bank guarantees	$ 6,092.7	271,367.9	227,014.6	$ 1,394.4	62,104.7	58,053.1	$ 1,231.6	54,857.1	40,808.9	$ 3,466.7	154,406.1	128,152.6
Estimated fair values of bank guarantees	$ (20.4)	(908.4)	(782.3)							$ (3.7)	(166.2)	(166.7)	$ (16.7)	(742.2)	(615.6)

Comparison of the Fair Values and Carrying Values of Financial Instruments Other Than Derivatives (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2008 INR	Mar. 31, 2011 Interest-bearing deposits USD ( $)	Mar. 31, 2011 Interest-bearing deposits INR	Mar. 31, 2010 Interest-bearing deposits INR	Mar. 31, 2011 Non Interest Bearing Deposits USD ( $)	Mar. 31, 2011 Non Interest Bearing Deposits INR	Mar. 31, 2010 Non Interest Bearing Deposits INR
Financial Assets:
Cash and cash equivalents	$ 6,486.4	288,902.1	$ 6,680.7	297,558.5	171,224.4	147,208
Term placements	2,291.2	102,049.4		58,166.3
Investments held for trading	858	38,216.9		28,158.8
Investments available for sale	14,115.5	628,704.9		481,398.8
Securities purchased under agreements to resell		0		20,000
Loans	36,435.9	1,622,856		1,297,180.4
Accrued interest receivable	443.5	19,752.6		13,767.3
Financial Liabilities:
Interest-bearing deposits	36,355.7	1,619,283.6		1,301,046
Non-interest-bearing deposits	10,391.7	462,845.4		371,354.3
Securities sold under repurchase agreements	1,347.1	60,000		0
Short-term borrowings	1,721.7	76,686.7		98,165
Accrued interest payable	622.9	27,746		19,964.2
Long-term debt	2,094.5	93,287.2		75,854.4
Financial Assets:
Cash and cash equivalents	6,486.4	288,902.1		297,558.5
Term placements	2,289.7	101,982.3		58,126.8
Investments held for trading	858	38,216.9		28,158.8
Investments available for sale	14,115.5	628,704.9		481,398.8
Securities purchased under agreements to resell				20,000
Loans	36,525.7	1,626,854		1,310,088
Accrued interest receivable	443.5	19,752.6		13,767.3
Financial Liabilities:
Securities sold under repurchase agreements	1,347.1	60,000
Short-term borrowings	1,721.7	76,686.7		98,165
Accrued interest payable	622.9	27,746		19,964.2
Long-term debt	2,118.8	94,373.6		78,134.1
Deposits							$ 36,475.3	1,624,611.7	1,305,346	$ 10,391.7	462,845.4	371,354.3

Summarized Segment Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Retail business banking INR	Mar. 31, 2010 Retail business banking INR	Mar. 31, 2009 Retail business banking INR	Mar. 31, 2011 Wholesale Banking INR	Mar. 31, 2010 Wholesale Banking INR	Mar. 31, 2009 Wholesale Banking INR	Mar. 31, 2011 Treasury Services INR	Mar. 31, 2010 Treasury Services INR	Mar. 31, 2009 Treasury Services INR
Segment Reporting Information [Line Items]
Net interest income (External)	$ 2,433.6	108,402.3	80,931.3	72,881.9	57,723.7	39,284.6	35,404.3	50,959.5	41,715.4	34,197.8	(280.9)	(68.7)	3,279.8
Net interest income (Internal)					30,895.4	31,570	23,609.6	(32,113.5)	(31,547.8)	(23,304.1)	1,218.1	(22.2)	(305.5)
Net interest revenue	2,433.6	108,402.3	80,931.3	72,881.9	88,619.1	70,854.6	59,013.9	18,846	10,167.6	10,893.7	937.2	(90.9)	2,974.3
Less: Provision for credit losses	216	9,621.9	18,193.9	20,394.9	5,585.5	16,586.3	18,277.5	4,036.4	1,607.6	2,117.4
Net interest revenue after provision for credit losses	2,217.6	98,780.4	62,737.4	52,487	83,033.6	54,268.3	40,736.4	14,809.6	8,560	8,776.3	937.2	(90.9)	2,974.3
Non-interest revenue	1,051.1	46,815.4	42,899.7	33,603	39,287.4	30,417.4	26,353.4	6,342.3	5,565.6	6,375.6	1,185.7	6,916.7	874
Non-interest expense	(1,849.2)	(82,370.2)	(68,410.9)	(63,154.9)	(70,459)	(59,620.7)	(54,559.5)	(10,851.2)	(8,016.4)	(7,887.5)	(1,060)	(773.8)	(707.9)
Income before income tax	1,419.5	63,225.6	37,226.2	22,935.1	51,862	25,065	12,530.3	10,300.7	6,109.2	7,264.4	1,062.9	6,052	3,140.4
Segment assets:
Segment average total assets	$ 57,475.4	2,559,956.3	2,013,129.8	1,851,879.6	1,191,386.4	935,427.3	850,977.7	1,287,233.9	1,023,020	911,206.8	81,336	54,682.5	89,695.1

Segment Information - Additional Information (Detail) (INR) In Millions	12 Months Ended
Mar. 31, 2009
Segment Reporting Information [Line Items]
Total amount of goodwill that arose from the acquisition of CBoP	74,937.9

Commitments and Contingencies - Additional Information (Detail) (INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	3,551.2	1,628.1
Contingencies, estimated provision for indirect taxes claims which are not yet acknowledged as debts	1,538.9	179.6

Future Minimum Lease Payments (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR
Operating Leased Assets [Line Items]
2012	$ 98.3	4,378.9
2013	93.7	4,171.2
2014	86.2	3,837.2
2015	78.9	3,515.2
2016	72.6	3,234.4
Thereafter	141.8	6,314
Total	$ 571.5	25,450.9

Balances Payable to Related Parties (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Housing Development Finance Corporation Limited INR	Mar. 31, 2010 Housing Development Finance Corporation Limited INR	Mar. 31, 2011 Others INR	Mar. 31, 2010 Others INR
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	$ 188.7	8,405.6	11,017.8	6,600.2	9,287.9	1,805.4	1,729.9
Balances in interest- bearing deposits	220.2	9,808.6	15,691.5	9,598	15,000	210.6	691.5
Accounts payable			1.5		1.5
Total	$ 408.9	18,214.2	26,710.8	16,198.2	24,289.4	2,016	2,421.4

Balances Receivable from Related Parties (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Housing Development Finance Corporation Limited INR	Mar. 31, 2010 Housing Development Finance Corporation Limited INR	Mar. 31, 2011 Others INR	Mar. 31, 2010 Others INR
Related Party Transaction [Line Items]
Loans			43.8				43.8
Other assets	15.4	684.2	1,149.7	84.4	130.8	599.8	1,018.9
Total	$ 15.4	684.2	1,193.5	84.4	130.8	599.8	1,062.7

Related Party Transactions - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Housing Development Finance Corporation Limited INR	Mar. 31, 2010 Housing Development Finance Corporation Limited INR	Mar. 31, 2011 Housing Development Finance Corporation Limited Others INR	Nov. 30, 2009 Housing Development Finance Corporation Limited Others	Jun. 02, 2008 Housing Development Finance Corporation Limited Others	Mar. 31, 2011 ''AAA'' rated home loans INR	Mar. 31, 2010 ''AAA'' rated home loans INR
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties	$ 131	5,836.1	5,978.6	6,880.5		20
Loans assigned to HDFC Limited
Dividend paid to HDFC Limited	144.6	6,440.9	4,985.8	3,530.5	943.7	524.4
Foreign exchange and derivative contracts, notional principal amount	122,286.1	5,446,623.2	4,703,093.7		2,500	9,701.2
Foreign exchange and derivative contracts, mark to market gains					65.8	18.9
"AAA" rated home loans purchased										43,789.7	48,702.9
Preferential offer of warrants, warrants issued									131,001,100
Preferential offer of warrants, number equity shares called by warrants								131,001,100	131,001,100
Preferential offer of warrants, exercise price ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights 306.03									306.03
Preferential offer of warrants, proceeds from exercise of warrants							36,080.6

Significant Transactions with Related Parties Included in the Determination of Net Income (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 Housing Development Finance Corporation Limited Fees and commissions INR	Mar. 31, 2010 Housing Development Finance Corporation Limited Fees and commissions INR	Mar. 31, 2009 Housing Development Finance Corporation Limited Fees and commissions INR	Mar. 31, 2011 Housing Development Finance Corporation Limited Premises and equipment INR	Mar. 31, 2010 Housing Development Finance Corporation Limited Premises and equipment INR	Mar. 31, 2009 Housing Development Finance Corporation Limited Premises and equipment INR	Mar. 31, 2011 Others Fees and commissions INR	Mar. 31, 2010 Others Fees and commissions INR	Mar. 31, 2009 Others Fees and commissions INR	Mar. 31, 2011 Others Interest and Dividend revenue INR	Mar. 31, 2010 Others Interest and Dividend revenue INR	Mar. 31, 2009 Others Interest and Dividend revenue INR	Mar. 31, 2011 Others Premises and equipment INR	Mar. 31, 2010 Others Premises and equipment INR	Mar. 31, 2009 Others Premises and equipment INR	Mar. 31, 2011 Fees and commissions USD ( $)	Mar. 31, 2011 Fees and commissions INR	Mar. 31, 2010 Fees and commissions INR	Mar. 31, 2009 Fees and commissions INR	Mar. 31, 2011 Interest and Dividend revenue USD ( $)	Mar. 31, 2011 Interest and Dividend revenue INR	Mar. 31, 2010 Interest and Dividend revenue INR	Mar. 31, 2009 Interest and Dividend revenue INR	Mar. 31, 2011 Premises and equipment USD ( $)	Mar. 31, 2011 Premises and equipment INR	Mar. 31, 2010 Premises and equipment INR	Mar. 31, 2009 Premises and equipment INR
Related Party Transaction [Line Items]
Related party transaction revenues	807.2	769	557.6				7,620.7	5,338.8	5,000.6	45	25.8	22.1				$ 189.2	8,427.9	6,107.8	5,558.2	$ 1	45	25.8	22.1
Related party transaction expenses				(17.3)	(8.5)	(6.9)							(12.6)	(13.7)	(7.6)									$ (0.7)	(29.9)	(22.2)	(14.5)

Regulatory Capital and Capital Adequacy - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Basel I	Mar. 31, 2010 Basel I	Mar. 31, 2009 Basel I	Mar. 31, 2011 Basel II	Mar. 31, 2010 Basel II	Mar. 31, 2009 Basel II	Mar. 31, 2011 Indian GAAP
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Required minimum Capital to Risk-weighted Asset Ratio				9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Required minimum Tier 1 capital ratio				4.50%	4.50%		6.00%	6.00%	6.00%
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval	25.00%
Net income calculated under Indian GAAP	39,264
Dividends declared	3.3	2.6	2
Dividend payout, description of restrictions										As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2011 cannot exceed 35% of net income of Rs.39,264.0 million as calculated under Indian GAAP.
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP										35.00%

Regulatory Capital and Capital Adequacy Ratios (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 Basel I USD ( $)	Mar. 31, 2011 Basel I INR	Mar. 31, 2010 Basel I INR	Mar. 31, 2009 Basel I	Mar. 31, 2011 Basel II USD ( $)	Mar. 31, 2011 Basel II INR	Mar. 31, 2010 Basel II INR	Mar. 31, 2009 Basel II
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 5,336.9	237,704.1	205,488.5		$ 5,325.2	237,183.5	205,488.5
Tier 2 capital	1,738.6	77,438.1	64,919.4		1,738.6	77,438.1	64,919.4
Total capital	7,075.5	315,142.2	270,407.9		7,063.8	314,621.6	270,407.9
Total risk- weighted assets and contingents	$ 46,187.8	2,057,206.2	1,643,327.7		$ 43,547.4	1,939,602.6	1,549,830.1
Capital ratios of the Bank:
Tier 1	11.56%	11.56%	12.50%		12.23%	12.23%	13.26%
Total capital	15.32%	15.32%	16.45%		16.22%	16.22%	17.44%
Minimum capital ratios required by the RBI:
Tier 1	4.50%	4.50%	4.50%		6.00%	6.00%	6.00%	6.00%
Total capital	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%

Earnings per Equity Share - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Warrant	Mar. 31, 2010 Warrant	Mar. 31, 2011 Stock Split	Jul. 16, 2011 Stock Split INR	Jul. 16, 2011 Stock Split After Stock Split INR
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Description of the stock split	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs.2.0 each. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. 1 ADS continues to represent 3 shares.					By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
Common stock, par value		2	2				10	2
Equity shares, issued	2,326,128,420		2,288,716,360				2,326,128,420
American depository shares ratio, shares representative of 1 ADS						3
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance				16,400,000	22,500,000

Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,309,042,936	2,182,197,865	2,074,872,790
Effect of potential equity shares for stock options outstanding	32,879,357	27,045,525	10,589,375
Weighted average number of equity shares used in computing diluted earnings per equity share	2,341,922,293	2,209,243,390	2,085,462,165

Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per ADS (Detail)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 ADS USD ( $)	Mar. 31, 2011 ADS INR	Mar. 31, 2010 ADS INR	Mar. 31, 2009 ADS INR
Earnings Per Share Disclosure [Line Items]
Basic earnings per share	$ 0.4	17.84	11.26	7.28
Effect of potential equity shares for stock options outstanding	$ 0.01	0.25	0.14	0.04	$ 0.03	0.75	0.42	0.12
Diluted earnings per share	$ 0.39	17.59	11.12	7.24
Basic earnings per ADS	$ 1.2	53.52	33.78	21.84
Diluted earnings per ADS	$ 1.17	52.77	33.36	21.72

Subsidiaries - Additional Information (Detail)	Mar. 31, 2011
HDB Financial Services Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	97.68%
HDFC Securities Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	63.76%
Atlas Documentary Facilitators Company Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	46.54%
HBL Global Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	98.00%

Investments in Affiliates - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2011 Affiliates INR	Mar. 31, 2010 Affiliates INR
Investments in and Advances to Affiliates [Line Items]
Maximum equity stake holdings in another company without prior approval of RBI	30.00%
Increase/ (decrease) in the carrying value in companies		(45.8)	60.6

Investments in Affiliates (Detail) (INR) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
HDFC Group | Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	31.20%
HDFC Group | Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	26.00%
HDFC Group | International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	29.40%
HDFC Group | Centillion Solutions and Services Private Limited
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	29.90%
Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Unit capital accounting and transfer agency services
HDFC Bank Ltd. and Subsidiaries Investment	11.1
HDFC Bank Ltd. and Subsidiaries Ownership	16.10%
Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business-to-business software services
HDFC Bank Ltd. and Subsidiaries Investment	30.3
HDFC Bank Ltd. and Subsidiaries Ownership	14.00%
International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business of securitization and asset reconstruction
HDFC Bank Ltd. and Subsidiaries Investment	311.7
HDFC Bank Ltd. and Subsidiaries Ownership	29.40%
Centillion Solutions and Services Private Limited
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business of back office support services
HDFC Bank Ltd. and Subsidiaries Investment	1.5
HDFC Bank Ltd. and Subsidiaries Ownership	29.90%

Fair Value Measurement - Additional Information (Detail) (INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at cost	587.9	642.8

Investments Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring) In Millions	Mar. 31, 2011 Securities Available-for-Sale Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2010 Securities Available-for-Sale Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Securities Available-for-Sale Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2010 Securities Available-for-Sale Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Securities Available-for-Sale INR	Mar. 31, 2010 Securities Available-for-Sale INR	Mar. 31, 2011 Quoted Prices In Active Markets for Identical Assets (Level 1) USD ( $)	Mar. 31, 2011 Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2010 Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Quoted Prices In Active Markets for Identical Assets (Level 1) Trading account securities INR	Mar. 31, 2010 Quoted Prices In Active Markets for Identical Assets (Level 1) Trading account securities INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) USD ( $)	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2010 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Trading account securities INR	Mar. 31, 2010 Fair Value Measurements Using Significant other observable inputs (Level 2) Trading account securities INR	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Trading account securities INR	Mar. 31, 2010 Trading account securities INR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	874	484.7	627,242.8	480,271.3	628,116.8	480,756	$ 19.7	876.9	1,006.5	2.9	521.8	$ 14,940.7	665,456.8	507,908.3	38,214	27,637	$ 14,960.4	666,333.7	508,914.8	38,216.9	28,158.8

Derivative Instruments Measured at Fair Value on a Recurring Basis (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Fair Value, Measurements, Recurring INR	Mar. 31, 2010 Fair Value Measurements Using Significant other observable inputs (Level 2) Fair Value, Measurements, Recurring INR	Mar. 31, 2011 Fair Value, Measurements, Recurring INR	Mar. 31, 2010 Fair Value, Measurements, Recurring INR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 1,697.2	75,593.6	77,929.2	75,593.6	77,929.2	75,593.6	77,929.2
Derivative liabilities				74,401.8	75,326.1	74,401.8	75,326.1

Accumulated Other Comprehensive Income (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized loss on available for sale securities	$ (127.1)	(5,661)	(183.3)
Foreign currency translation reserve	(1.2)	(51.5)	(15.4)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	$ (128.3)	(5,712.5)	(198.7)

Business Combination - Additional Information (Detail) In Millions, except Per Share data	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 Centurion Bank of Punjab Limited INR	May 23, 2008 Centurion Bank of Punjab Limited USD ( $)	May 23, 2008 Centurion Bank of Punjab Limited INR
Business Acquisition [Line Items]
Business combination, goodwill	$ 1,682.5	74,937.9	74,937.9	74,937.9
Business combination, intangible assets				16,002	359.2	16,002
Business acquisition, total purchase price				102,769.4	2,307.4	102,769.4
Business acquisition, equity shares issued or issuable				100,469.5	2,255.7	100,469.5
Business acquisition, shares acquired for five equity shares issued on acquisition				29
Business acquisition, face value of the acquirer's equity shares on acquisition				2
Business acquisition, face value of the acquiree's equity shares on acquisition				1
Business acquisition, direct acquisition costs				622.8	14	622.8
Business acquisition, issue of stock options to employees				1,677.1	37.7	1,677.1
Business acquisition, goodwill				74,937.9	$ 1,682.5	74,937.9

Purchase Price Allocation (Detail) (Centurion Bank of Punjab Limited) In Millions	Mar. 31, 2009 INR	May 23, 2008 USD ( $)	May 23, 2008 INR
Purchase Price
Issue of 349,419,780 equity shares	100,469.5	$ 2,255.7	100,469.5
Direct acquisition costs	622.8	14	622.8
Issue of stock options to employees	1,677.1	37.7	1,677.1
Total purchase price	102,769.4	2,307.4	102,769.4
Assets acquired:
Cash and cash equivalents		461.8	20,567.5
Term placements		209.2	9,318.7
Investments, available for sale		1,285.1	57,236.7
Loans		3,413.3	152,030.3
Accrued interest receivable		51.6	2,296.9
Property and equipment, net		73.8	3,288.9
Intangible assets		359.3	16,002
Other assets		136.8	6,093.6
Total assets acquired		5,990.9	266,834.6
Liabilities assumed:
Deposits		4,673.4	208,155.7
Short-term borrowings		13.3	591.9
Accrued interest payable		52.7	2,349
Long-term debt		329.8	14,687.8
Accrued expenses and other liabilities		296.8	13,218.7
Total estimated liabilities acquired		5,366	239,003.1
Total fair value of net assets acquired		624.9	27,831.5
Goodwill	74,937.9	$ 1,682.5	74,937.9

Purchase Price Allocation (Parenthetical) (Detail) (Centurion Bank of Punjab Limited)	1 Months Ended
May 23, 2008
Centurion Bank of Punjab Limited
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Issue of equity shares, shares	349,419,780

Estimated Useful Lives of the Intangible Assets (Detail) (Centurion Bank of Punjab Limited) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	May 23, 2008 USD ( $) Year	May 23, 2008 INR Year	Mar. 31, 2009 INR	May 23, 2008 Branch network USD ( $) Year	May 23, 2008 Branch network INR Year	May 23, 2008 Customer lists USD ( $) Year	May 23, 2008 Customer lists INR Year	May 23, 2008 Core deposit USD ( $) Year	May 23, 2008 Core deposit INR Year	May 23, 2008 Favorable leases USD ( $) Year	May 23, 2008 Favorable leases INR Year
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value	$ 359.2	16,002	16,002	$ 187.1	8,335	$ 60.8	2,710	$ 99.1	4,414	$ 12.2	543
Weighted average life (in years)	5.35	5.35		6	6	2	2	5	5	15	15

Subsequent events - Additional Information (Detail) In Millions, except Share data	12 Months Ended						12 Months Ended				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2008 INR	Jul. 06, 2011 Dividend Declared USD ( $)	Mar. 31, 2011 Stock Split	Jul. 16, 2011 Stock Split INR	Jul. 16, 2011 Stock Split After Stock Split INR	Jul. 16, 2011 Stock Split After Stock Split Stock Options USD ( $)	Mar. 31, 2011 Stock Split Stock Options	Jul. 16, 2011 Stock Split Stock Options USD ( $)
Subsequent Event [Line Items]
Dividends, per share		3.3	2.6	2		$ 3.3
Dividends, amount payable						$ 8,921.5
Equity shares, issued	2,326,128,420		2,288,716,360					2,326,128,420
Common stock, par value		2	2					10	2
Description of stock splits	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs.2.0 each. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. 1 ADS continues to represent 3 shares.						By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.				By a special resolution on July 6, 2011, the shareholders of the Bank also authorized the Board of Directors of the Bank to make appropriate adjustments to stock options under its various schemes such that all employee stock options available for grant and those already granted but not exercised as on the record date (viz. July 16, 2011) shall be proportionately converted into options for shares of face value Rs. 2.0 each and the grant price on all outstanding stock options on the record date shall be proportionately adjusted by dividing the existing grant price by Rs. 5.
Outstanding stock options proportionately converted into options for shares, face value per share		317.6	239.83	208.29	202.72					$ 2		$ 5